UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

March 31, 2018

VIPMM-QTLY-0518
1.814641.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 20.4%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Notes
4/15/18	1.73 to 1.85%	$103,474,055	$103,643,433
U.S. Treasury Obligations - 18.0%
U.S. Treasury Bills
4/5/18 to 8/30/18(b)	1.20 to 1.85	654,885,500	653,108,729
U.S. Treasury Notes
5/31/18 to 10/31/19	1.60 to 1.94 (c)	122,000,000	121,989,309
			775,098,038
TOTAL U.S. TREASURY DEBT
(Cost $878,741,471)			878,741,471

U.S. Government Agency Debt - 47.4%
Federal Agencies - 47.4%
Fannie Mae
5/21/18 to 5/25/18	1.53 to 1.65	4,800,000	4,795,903
Federal Farm Credit Bank
4/6/18 to 5/6/19	1.47 to 1.99 (c)	28,580,000	28,582,919
Federal Home Loan Bank
4/2/18 to 7/11/19	1.29 to 2.17 (c)	1,965,995,000	1,964,800,840
Freddie Mac
4/4/18 to 7/27/18	1.29 to 1.75	44,279,000	44,276,104
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,042,455,766)			2,042,455,766

U.S. Government Agency Repurchase Agreement - 12.4%
	Maturity Amount	Value
In a joint trading account at 1.81% dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations) #	$268,958,138	$268,904,000
With:
Barclays Capital, Inc. at 1.81%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $5,100,257, 3.50%, 1/1/48)	5,001,760	5,000,000
BMO Capital Markets Corp. at 1.75%, dated 3/26/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $2,040,397, 0.88% - 5.00%, 3/8/19 - 1/1/48)	2,002,917	2,000,000
BMO Harris Bank NA at 1.75%, dated 3/26/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $2,041,232, 1.58% - 4.00%, 5/17/21 - 3/1/38)	2,002,917	2,000,000
BNP Paribas, S.A. at 1.77%, dated:
3/19/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $3,072,098, 0.00% - 6.50%, 11/15/18 - 4/1/47)	3,008,850	3,000,000
3/20/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $3,061,528, 0.00% - 4.50%, 9/6/24 - 10/1/47)	3,009,145	3,000,000
Citibank NA at:
1.79%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $3,060,547, 0.00% - 3.63%, 9/13/18 - 7/15/27)	3,001,044	3,000,000
1.8%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $15,302,337, 0.00% - 2.00%, 8/2/18 - 11/15/26)	15,005,250	15,000,000
HSBC Securities, Inc. at 1.79%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $17,510,112, 0.00%, 11/15/43 - 11/15/44)	17,005,917	17,000,000
ING Financial Markets LLC at:
1.66%, dated:
3/12/18 due 4/11/18 (Collateralized by U.S. Treasury Obligations valued at $6,125,125, 2.00%, 8/15/25)	6,008,300	6,000,000
3/13/18 due 4/12/18 (Collateralized by U.S. Treasury Obligations valued at $5,104,016, 2.00%, 8/15/25)	5,006,917	5,000,000
1.68%, dated 3/14/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,062,371, 2.00%, 8/15/25)	3,002,660	3,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.68%, dated 3/16/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $18,371,995, 3.50% - 4.00%, 3/1/32 - 10/1/45)	18,014,280	18,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.6%, dated 3/7/18 due:
5/7/18 (Collateralized by U.S. Government Obligations valued at $8,168,342, 2.53% - 4.50%, 4/1/24 - 4/1/48)	8,021,689	8,000,000
5/8/18 (Collateralized by U.S. Government Obligations valued at $7,147,299, 2.16% - 5.50%, 12/1/20 - 4/1/48)	7,019,289	7,000,000
1.77%, dated 3/19/18 due 5/18/18 (Collateralized by U.S. Government Obligations valued at $10,205,517, 2.40% - 4.21%, 3/1/24 - 3/1/48)	10,029,500	10,000,000
1.78%, dated:
3/20/18 due 5/21/18 (Collateralized by U.S. Government Obligations valued at $8,164,035, 2.89% - 4.50%, 10/1/20 - 3/1/48)	8,024,524	8,000,000
3/21/18 due 5/22/18 (Collateralized by U.S. Government Obligations valued at $3,061,362, 2.40% - 4.50%, 4/1/24 - 4/1/48)	3,009,197	3,000,000
3/26/18 due 5/25/18 (Collateralized by U.S. Government Obligations valued at $8,161,615, 2.16% - 4.50%, 4/1/24 - 3/1/48)	8,023,733	8,000,000
1.79%, dated 3/22/18 due 5/23/18 (Collateralized by U.S. Government Obligations valued at $7,142,840, 2.41% - 5.00%, 2/1/33 - 3/1/48)	7,021,579	7,000,000
Nomura Securities International, Inc. at 1.8%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Government Obligations valued at $56,108,415, 0.00% - 7.50%, 11/15/19 - 10/20/67)	55,019,250	55,000,000
RBC Dominion Securities at:
1.45%, dated 2/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $6,193,893, 0.13% - 3.50%, 4/30/21 - 5/20/47)	6,014,983	6,000,000
1.46%, dated 1/25/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $4,091,695, 0.13% - 4.75%, 4/15/22 - 5/20/47)	4,013,627	4,000,000
1.69%, dated 3/16/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $9,188,280, 0.13% - 4.75%, 1/15/19 - 5/20/47)	9,007,605	9,000,000
1.74%, dated 3/19/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $8,208,387, 0.38% - 4.75%, 8/31/18 - 8/15/47)	8,006,573	8,000,000
RBC Financial Group at:
1.48%, dated:
1/29/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $7,157,612, 2.10% - 4.50%, 4/1/26 - 1/1/57)	7,026,188	7,000,000
1/30/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $1,022,475, 2.14% - 4.50%, 4/1/26 - 2/1/48)	1,003,700	1,000,000
1.52%, dated 2/12/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $4,087,925, 2.12% - 6.00%, 4/1/26 - 1/1/57)	4,010,133	4,000,000
1.54%, dated 3/1/18 due 4/2/18(Collateralized by U.S. Government Obligations valued at $3,063,796, 2.12% - 4.50%, 4/1/26 - 1/1/48)	3,004,107	3,000,000
1.59%, dated 3/5/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $6,126,758, 2.12% - 4.50%, 4/1/26 - 1/1/57)	6,009,275	6,000,000
1.61%, dated 3/9/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $6,125,748, 2.12% - 4.50%, 9/1/26 - 1/1/57)	6,008,318	6,000,000
1.69%, dated 3/16/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $5,106,653, 2.12% - 4.50%, 4/1/26 - 2/1/48)	5,004,694	5,000,000
1.72%, dated 3/19/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $10,205,492, 2.12% - 4.50%, 9/1/26 - 1/1/57)	10,008,600	10,000,000
1.73%, dated 3/20/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $5,102,498, 2.12% - 4.50%, 4/1/26 - 1/1/48)	5,004,806	5,000,000
Societe Generale at 1.47%, dated 1/31/18 due 4/9/18 (Collateralized by U.S. Treasury Obligations valued at $4,092,072, 0.13% - 6.13%, 5/15/18 - 2/15/46)	4,011,107	4,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $534,904,000)		534,904,000

U.S. Treasury Repurchase Agreement - 20.1%
With:
BMO Capital Markets Corp. at 1.73%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $5,108,848, 0.00% - 6.88%, 4/12/18 - 5/15/47)	5,001,682	5,000,000
BMO Harris Bank NA at:
1.45%, dated 1/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,407,971, 3.88%, 5/15/18)	10,029,806	10,000,000
1.46%, dated 1/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,140,749, 2.13% - 2.50%, 8/15/21 - 8/15/23)	5,018,656	5,000,000
1.58%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $6,298,492, 3.13%, 8/15/44)	6,007,900	6,000,000
1.59%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $3,092,204, 4.00%, 8/15/18)	3,004,505	3,000,000
1.64%, dated 3/2/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,263,053, 2.50% - 3.13%, 8/15/23 - 8/15/44)	5,012,072	5,000,000
1.73%, dated:
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,383,084, 2.13%, 5/15/25)	11,013,744	11,000,000
3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $5,133,794, 0.00% - 3.88%, 4/30/18 - 8/15/40)	5,001,682	5,000,000
BNP Paribas, S.A. at:
1.4%, dated 1/30/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $10,223,497, 1.18% - 4.38%, 7/31/18 - 8/15/45)	10,024,111	10,000,000
1.45%, dated 1/12/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,231,725, 1.18% - 1.75%, 10/31/19 - 5/31/22)	10,036,250	10,000,000
1.47%, dated 1/23/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,237,882, 1.14% - 2.88%, 4/30/19 - 8/15/45)	10,036,750	10,000,000
1.64%, dated 1/24/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,113,087, 1.18% - 7.63%, 10/31/19 - 5/15/45)(c)(d)(e)	5,020,500	5,000,000
1.65%, dated:
1/25/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $7,158,047, 1.18% - 1.75%, 10/31/19 - 5/31/22)(c)(d)(e)	7,028,875	7,000,000
3/2/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,110,682, 1.14% - 3.00%, 4/30/19 - 5/15/45)	5,013,979	5,000,000
1.66%, dated:
3/5/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,371,771, 1.14% - 2.75%, 4/30/19 - 11/15/42)	16,046,480	16,000,000
3/6/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $19,495,641, 0.00% - 3.00%, 4/26/18 - 2/15/48)	19,055,195	19,000,000
3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,231,944, 0.75% - 1.88%, 10/31/18 - 5/31/22)	11,031,955	11,000,000
1.67%, dated:
1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $5,118,430, 0.75% - 4.38%, 8/15/19 - 8/15/47)(c)(d)(e)	5,020,875	5,000,000
3/8/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,234,561, 0.00% - 7.13%, 4/19/18 - 5/15/41)	11,032,148	11,000,000
1.68%, dated 3/9/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,368,478, 1.14% - 6.00%, 4/30/19 - 2/15/46)	16,047,040	16,000,000
1.7%, dated 3/12/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $14,432,041, 1.14% - 3.88%, 4/30/19 - 5/15/44)	14,041,650	14,000,000
1.73%, dated 3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,228,165, 1.14% - 2.50%, 6/30/18 - 8/15/23)	11,032,245	11,000,000
1.75%, dated:
3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $22,469,308, 1.18% - 3.13%, 5/15/19 - 8/15/42)	22,096,250	22,000,000
3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,221,155, 1.18% - 2.13%, 10/31/19 - 2/29/24)	11,016,042	11,000,000
1.76%, dated:
3/19/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,102,801, 1.18% - 3.00%, 10/31/19 - 11/15/44)	5,014,667	5,000,000
3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,225,563, 1.14% - 1.63%, 4/30/19 - 9/30/23)	11,033,342	11,000,000
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,102,008, 1.14% - 2.13%, 4/30/19 - 11/15/26)	5,015,156	5,000,000
1.77%, dated:
3/16/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,103,522, 1.14% - 4.38%, 4/30/19 - 5/15/41)	5,022,125	5,000,000
3/21/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,225,021, 0.00% - 2.75%, 5/31/18 - 8/15/47)	11,033,532	11,000,000
3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $9,180,956, 1.18% - 2.13%, 10/31/19 - 5/15/25)	9,005,753	9,000,000
1.79%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $9,180,999, 1.18% - 3.50%, 10/31/19 - 2/15/39)	9,003,133	9,000,000
Commerz Markets LLC at:
1.79%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $60,537,810, 1.75% - 2.75%, 2/28/22 - 8/15/47)	59,011,734	59,000,000
1.81%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $13,260,703, 4.00%, 8/15/18)	13,004,575	13,000,000
1.85%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $7,141,171, 2.00%, 6/30/24)	7,002,518	7,000,000
1.86%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $7,140,784, 0.75% - 1.50%, 4/30/18 - 8/15/26)	7,002,532	7,000,000
Credit AG at 1.72%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $5,100,571, 1.38%, 8/31/23)	5,001,672	5,000,000
Deutsche Bank AG at:
1.79%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $8,160,406, 1.38% - 8.75%, 11/30/18 - 11/15/24)	8,002,784	8,000,000
1.83%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $24,481,436, 0.00% - 9.13%, 5/15/18 - 11/15/47)	24,004,880	24,000,000
Deutsche Bank Securities, Inc. at:
1.79%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,200,509, 1.88%, 12/31/19)	10,003,481	10,000,000
1.8%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $10,201,607, 1.88%, 12/31/19)	10,003,500	10,000,000
1.83%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,091, 1.88%, 12/31/19)	1,000,203	1,000,000
DNB Bank ASA at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $27,541,404, 1.50%, 10/31/19)	27,005,400	27,000,000
HSBC Securities, Inc. at:
1.76%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $9,183,311, 1.75%, 10/31/20)	9,003,080	9,000,000
1.78%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,323,115, 1.25% - 1.75%, 3/31/19 - 10/31/20)	16,005,538	16,000,000
1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $8,226,757, 2.75%, 2/15/24)	8,001,609	8,000,000
ING Financial Markets LLC at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $19,467,334, 1.88%, 7/31/22)	19,003,800	19,000,000
Lloyds Bank PLC at:
1.5%, dated:
1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $5,139,440, 1.25% - 7.63%, 10/31/19 - 2/15/25)	5,018,750	5,000,000
1/26/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $2,048,073, 1.50% - 6.75%, 8/31/18 - 8/15/26)	2,007,500	2,000,000
1.52%, dated 1/29/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $2,065,585, 2.13% - 7.63%, 12/31/21 - 11/15/27)	2,007,853	2,000,000
1.59%, dated 2/14/18 due 4/16/18 (Collateralized by U.S. Treasury Obligations valued at $4,114,303, 6.75% - 7.63%, 2/15/25 - 8/15/26)	4,010,777	4,000,000
1.67%, dated 2/20/18 due 5/21/18 (Collateralized by U.S. Treasury Obligations valued at $6,188,184, 2.13% - 7.63%, 12/31/21 - 2/15/25)	6,025,050	6,000,000
1.7%, dated 2/27/18 due 5/29/18 (Collateralized by U.S. Treasury Obligations valued at $11,324,008, 2.13%, 12/31/21)	11,047,269	11,000,000
1.74%, dated:
3/12/18 due 6/20/18 (Collateralized by U.S. Treasury Obligations valued at $8,165,930, 1.38% - 6.75%, 9/15/20 - 8/15/26)	8,038,667	8,000,000
3/15/18 due:
6/13/18 (Collateralized by U.S. Treasury Obligations valued at $5,132,397, 2.13% - 6.75%, 8/15/21 - 8/15/26)	5,021,750	5,000,000
6/15/18 (Collateralized by U.S. Treasury Obligations valued at $5,130,111, 2.63% - 6.75%, 8/15/20 - 8/15/26)	5,022,233	5,000,000
1.85%, dated 3/21/18 due 6/21/18 (Collateralized by U.S. Treasury Obligations valued at $11,336,935, 6.00%, 2/15/26)	11,052,006	11,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.85%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,060,234, 1.75%, 9/30/19)	3,000,617	3,000,000
MUFG Securities (Canada), Ltd. at 1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $16,320,901, 1.75% - 2.00%, 9/30/19 - 8/15/25)	16,003,218	16,000,000
MUFG Securities EMEA PLC at:
1.55%, dated 2/23/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $4,115,590, 1.75%, 3/31/22)	4,008,094	4,000,000
1.61%, dated 3/14/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $2,093,348, 3.00%, 5/15/45)	2,001,968	2,000,000
1.64%, dated 3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,153,079, 2.63%, 11/15/20)	5,006,150	5,000,000
1.73%, dated 3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $7,204,056, 2.63%, 11/15/20)	7,007,064	7,000,000
1.74%, dated 3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $4,092,466, 2.00%, 1/31/20)	4,004,060	4,000,000
1.75%, dated:
3/21/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $3,069,099, 2.00%, 1/31/20)	3,003,354	3,000,000
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $4,121,408, 2.13%, 3/31/24)	4,002,917	4,000,000
3/28/18 due 4/5/18
(Collateralized by U.S. Treasury Obligations valued at $2,048,751, 0.63%, 4/30/18)	2,001,847	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,029,620, 2.13%, 12/31/22)	1,001,993	1,000,000
4/2/18 due 4/3/18(f)	3,000,146	3,000,000
4/3/18 due 4/5/18(f)	1,001,069	1,000,000
1.76%, dated 3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $8,229,544, 2.63%, 11/15/20)	8,009,778	8,000,000
1.78%, dated 3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $2,053,429, 2.25%, 12/31/24)	2,001,384	2,000,000
1.79%, dated 3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $2,060,328, 2.25%, 11/15/27)	2,001,293	2,000,000
1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $5,198,454, 8.75%, 8/15/20)	5,001,000	5,000,000
Nomura Securities International, Inc. at 1.8%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $69,801,147, 0.00% - 4.75%, 4/26/18 - 8/15/44)	68,023,800	68,000,000
Norinchukin Bank at:
1.48%, dated 1/26/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $2,045,489, 1.50%, 8/15/26)	2,005,673	2,000,000
1.63%, dated 2/22/18 due 4/23/18 (Collateralized by U.S. Treasury Obligations valued at $5,111,454, 1.50%, 8/15/26)	5,013,583	5,000,000
1.64%, dated 3/2/18 due 4/10/18 (Collateralized by U.S. Treasury Obligations valued at $5,106,919, 1.50%, 8/15/26)	5,008,883	5,000,000
1.65%, dated:
2/28/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $5,106,919, 1.50%, 8/15/26)	5,012,604	5,000,000
3/1/18 due 4/25/18 (Collateralized by U.S. Treasury Obligations valued at $8,172,884, 1.50%, 8/15/26)	8,020,167	8,000,000
1.7%, dated 3/13/18 due 4/18/18 (Collateralized by U.S. Treasury Obligations valued at $3,065,965, 1.50%, 8/15/26)	3,005,100	3,000,000
1.73%, dated 3/14/18 due 4/19/18 (Collateralized by U.S. Treasury Obligations valued at $3,065,965, 1.50%, 8/15/26)	3,005,190	3,000,000
1.79%, dated 3/16/18 due 5/16/18 (Collateralized by U.S. Treasury Obligations valued at $5,106,919, 1.50%, 8/15/26)	5,015,165	5,000,000
1.83%, dated:
3/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,061,430, 1.50%, 8/15/26)	3,012,048	3,000,000
3/21/18 due 6/8/18 (Collateralized by U.S. Treasury Obligations valued at $3,061,430, 1.50%, 8/15/26)	3,012,048	3,000,000
RBC Dominion Securities at:
1.44%, dated 2/6/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,111,779, 1.63% - 4.75%, 2/15/20 - 8/15/41)	5,012,400	5,000,000
1.5%, dated 2/1/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $7,158,582, 1.13% - 3.75%, 2/28/19 - 5/15/46)	7,026,542	7,000,000
1.57%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $13,286,556, 1.38% - 4.75%, 8/31/18 - 2/15/47)	13,017,008	13,000,000
1.58%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,974,402, 1.63% - 3.75%, 12/31/19 - 8/15/41)	5,858,473	5,850,000
1.66%, dated 3/15/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $5,104,787, 1.63% - 2.13%, 12/31/19 - 11/30/23)	5,004,150	5,000,000
1.67%, dated 3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,108,085, 1.13% - 4.75%, 8/31/18 - 2/15/47)	5,004,871	5,000,000
1.7%, dated:
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,103,143, 0.00% - 3.00%, 6/28/18 - 5/15/45)	5,006,847	5,000,000
3/23/18 due:
4/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,082,378, 1.50% - 3.00%, 8/31/18 - 2/15/47)	4,001,889	4,000,000
4/3/18 (Collateralized by U.S. Treasury Obligations valued at $3,061,855, 1.38% - 2.38%, 2/28/19 - 8/15/24)	3,001,558	3,000,000
4/4/18 (Collateralized by U.S. Treasury Obligations valued at $4,082,312, 1.50% - 2.38%, 8/31/18 - 5/15/26)	4,002,267	4,000,000
1.71%, dated 3/26/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,152,215, 2.25% - 4.75%, 4/30/21 - 2/15/41)	5,003,325	5,000,000
1.73%, dated 3/19/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $8,166,401, 1.88% - 2.25%, 4/30/21 - 6/30/24)	8,006,151	8,000,000
1.74%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $3,071,442, 1.63% - 4.75%, 12/31/19 - 8/15/47)	3,001,595	3,000,000
Societe Generale at:
1.61%, dated 3/2/18 due 4/10/18
(Collateralized by U.S. Treasury Obligations valued at $11,234,141, 1.50% - 6.75%, 2/28/22 - 8/15/26)	11,019,186	11,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,156,545, 3.13%, 8/15/44)	5,008,721	5,000,000
1.62%, dated 3/5/18 due 4/11/18 (Collateralized by U.S. Treasury Obligations valued at $11,232,688, 0.00% - 7.88%, 8/16/18 - 11/15/46)	11,018,315	11,000,000
1.69%, dated 3/13/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $11,229,049, 0.00% - 8.50%, 8/16/18 - 2/28/22)	11,022,721	11,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $862,850,000)		862,850,000
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,318,951,237)		4,318,951,237
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(12,948,710)
NET ASSETS - 100%		$4,306,002,527

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) The maturity amount is based on the rate at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$268,904,000 due 4/02/18 at 1.81%
BNP Paribas, S.A.	$55,610,294
BNY Mellon Capital Markets LLC	8,785,196
Bank of America NA	33,193,401
Citibank NA	25,623,490
HSBC Securities (USA), Inc.	27,647,863
J.P. Morgan Securities, Inc.	25,242,798
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,660,499
Mizuho Securities USA, Inc.	26,355,589
Wells Fargo Securities LLC	62,784,870
$268,904,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

March 31, 2018

VIPAMG-QTLY-0518
1.799876.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.52% to 1.69% 5/10/18 to 6/21/18 (a)
(Cost $119,653)	120,000	119,651
	Shares	Value

Fixed-Income Funds - 24.7%
Fidelity Emerging Markets Debt Central Fund (b)	114,033	$1,134,628
Fidelity Floating Rate Central Fund (b)	21,659	2,235,817
Fidelity High Income Central Fund 1 (b)	36,703	3,458,495
Fidelity Inflation-Protected Bond Index Central Fund (b)	93,060	9,311,618
Fidelity VIP Investment Grade Central Fund (b)	350,237	36,140,928
iShares 20+ Year Treasury Bond ETF	32,390	3,948,341
TOTAL FIXED-INCOME FUNDS
(Cost $55,458,269)		56,229,827

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.72% (c)	4,501,520	4,502,421
Fidelity Money Market Central Fund, 1.97% (c)	4,182,663	4,182,663
TOTAL MONEY MARKET FUNDS
(Cost $8,685,084)		8,685,084

Equity Funds - 71.5%
Domestic Equity Funds - 51.9%
Fidelity Commodity Strategy Central Fund (b)	575,253	3,917,475
Fidelity Consumer Discretionary Central Fund (b)	36,785	11,289,366
Fidelity Consumer Staples Central Fund (b)	32,825	6,842,955
Fidelity Energy Central Fund (b)	48,527	5,932,409
Fidelity Financials Central Fund (b)	195,181	20,566,226
Fidelity Health Care Central Fund (b)	37,565	15,110,678
Fidelity Industrials Central Fund (b)	36,847	10,710,043
Fidelity Information Technology Central Fund (b)	61,785	27,681,574
Fidelity Materials Central Fund (b)	12,747	3,145,762
Fidelity Real Estate Equity Central Fund (b)	8,997	904,087
Fidelity Telecom Services Central Fund (b)	11,786	2,015,431
Fidelity Utilities Central Fund (b)	18,151	3,199,977
iShares S&P 500 Index ETF	25,334	6,722,884

TOTAL DOMESTIC EQUITY FUNDS		118,038,867

International Equity Funds - 19.6%
Fidelity Emerging Markets Equity Central Fund (b)	33,725	8,633,300
Fidelity International Equity Central Fund (b)	370,480	32,065,018
iShares Core MSCI Emerging Markets ETF	10,386	606,542
iShares MSCI Japan ETF	54,109	3,283,334

TOTAL INTERNATIONAL EQUITY FUNDS		44,588,194

TOTAL EQUITY FUNDS
(Cost $139,628,358)		162,627,061
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $203,891,364)		227,661,623
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89,308)
NET ASSETS - 100%		$227,572,315

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	24	June 2018	$2,400,720	$8,190	$8,190

The notional amount of futures sold as a percentage of Net Assets is 1.1%

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,651.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,870
Fidelity Consumer Discretionary Central Fund	8,790
Fidelity Consumer Staples Central Fund	14,076
Fidelity Emerging Markets Debt Central Fund	13,354
Fidelity Emerging Markets Equity Central Fund	11,400
Fidelity Energy Central Fund	12,140
Fidelity Financials Central Fund	34,650
Fidelity Floating Rate Central Fund	26,411
Fidelity Health Care Central Fund	29,703
Fidelity High Income Central Fund 1	59,414
Fidelity Industrials Central Fund	15,034
Fidelity Inflation-Protected Bond Index Central Fund	5,579
Fidelity Information Technology Central Fund	17,977
Fidelity International Equity Central Fund	58,612
Fidelity Materials Central Fund	2,578
Fidelity Money Market Central Fund	3,186
Fidelity Telecom Services Central Fund	9,092
Fidelity Utilities Central Fund	5,528
Fidelity VIP Investment Grade Central Fund	265,655
Total	$608,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,618,829	$157,104	$854,228	$13,891	$(18,121)	$3,917,475	0.7%
Fidelity Consumer Discretionary Central Fund	11,085,370	251,078	362,934	6,125	309,727	11,289,366	0.6%
Fidelity Consumer Staples Central Fund	7,114,905	373,914	225,449	(4,390)	(416,025)	6,842,955	0.5%
Fidelity Emerging Markets Debt Central Fund	1,152,461	35,351	34,886	(468)	(17,830)	1,134,628	0.9%
Fidelity Emerging Markets Equity Central Fund	8,905,698	208,375	679,571	20,763	178,035	8,633,300	1.2%
Fidelity Energy Central Fund	6,081,328	308,651	191,235	(747)	(265,588)	5,932,409	0.6%
Fidelity Financials Central Fund	20,492,187	1,105,194	672,499	(2,957)	(355,699)	20,566,226	0.6%
Fidelity Floating Rate Central Fund	2,229,350	70,404	69,771	(199)	6,033	2,235,817	0.1%
Fidelity Health Care Central Fund	14,107,635	788,935	474,664	2,860	685,912	15,110,678	0.6%
Fidelity High Income Central Fund 1	4,328,513	327,411	1,103,173	105,939	(200,195)	3,458,495	0.9%
Fidelity Industrials Central Fund	10,645,928	601,838	367,314	(1,253)	(169,156)	10,710,043	0.6%
Fidelity Inflation-Protected Bond Index Central Fund	7,620,576	1,974,183	243,630	(946)	(38,565)	9,311,618	0.8%
Fidelity Information Technology Central Fund	25,074,285	2,037,470	902,276	(1,058)	1,473,153	27,681,574	0.6%
Fidelity International Equity Central Fund	35,274,088	752,344	3,342,346	262,344	(881,412)	32,065,018	1.1%
Fidelity Materials Central Fund	3,266,226	180,705	109,074	(1,286)	(190,809)	3,145,762	0.6%
Fidelity Real Estate Equity Central Fund	1,040,939	19,024	78,030	(1,784)	(76,062)	904,087	0.8%
Fidelity Telecom Services Central Fund	2,102,367	123,121	71,630	(1,142)	(137,285)	2,015,431	0.5%
Fidelity Utilities Central Fund	3,084,957	164,698	99,605	24	49,903	3,199,977	0.6%
Fidelity VIP Investment Grade Central Fund	39,083,985	3,281,394	5,417,283	(106,426)	(700,742)	36,140,928	0.6%
	$207,309,627	$12,761,194	$15,299,598	$289,290	$(764,726)	$204,295,787

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$119,651	$--	$119,651	$--
Fixed-Income Funds	56,229,827	56,229,827	--	--
Money Market Funds	8,685,084	8,685,084	--	--
Equity Funds	162,627,061	162,627,061	--	--
Total Investments in Securities:	$227,661,623	$227,541,972	$119,651	$--
Derivative Instruments:
Assets
Futures Contracts	$8,190	$8,190	$--	$--
Total Assets	$8,190	$8,190	$--	$--
Total Derivative Instruments:	$8,190	$8,190	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

March 31, 2018

VIPIGB-QTLY-0518
1.799863.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.9%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,461,000	10,691,370
U.S. Treasury Obligations - 1.7%
U.S. Treasury Bonds:
2.75% 11/15/47	$5,817,000	$5,548,654
3% 11/15/45	9,573,000	9,606,474
3% 2/15/47	7,756,000	7,780,441
U.S. Treasury Notes:
1.625% 8/31/22	7,411,000	7,128,397
1.625% 5/15/26	8,200,000	7,537,297
1.875% 12/31/19	25,193,000	25,022,605
1.875% 7/31/22	7,662,000	7,454,289

TOTAL U.S. TREASURY OBLIGATIONS		70,078,157

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $81,953,624)		80,769,527
	Shares	Value

Fixed-Income Funds - 97.7%
Fidelity Specialized High Income Central Fund (a)	1,030,472	$102,758,631
Fidelity VIP Investment Grade Central Fund (a)	38,414,073	3,963,948,143
TOTAL FIXED-INCOME FUNDS
(Cost $4,104,406,499)		4,066,706,774

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $14,177,514)	14,174,893	14,177,728
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,200,537,637)		4,161,654,029
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,655,938
NET ASSETS - 100%		$4,163,309,967

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,957
Fidelity Specialized High Income Central Fund	1,313,525
Fidelity VIP Investment Grade Central Fund	26,934,451
Total	$28,310,933

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$104,165,619	$1,313,521	$--	$--	$(2,720,509)	$102,758,631	15.2%
Fidelity VIP Investment Grade Central Fund	4,009,235,812	53,924,592	20,000,000	(417,750)	(78,794,511)	3,963,948,143	70.9%
Total	$4,113,401,431	$55,238,113	$20,000,000	$(417,750)	$(81,515,020)	$4,066,706,774

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$80,769,527	$--	$80,769,527	$--
Fixed-Income Funds	4,066,706,774	4,066,706,774	--	--
Money Market Funds	14,177,728	14,177,728	--	--
Total Investments in Securities:	$4,161,654,029	$4,080,884,502	$80,769,527	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

March 31, 2018

VIPAM-QTLY-0518
1.799882.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 6/21/18 (a)
(Cost $697,317)	700,000	697,369
	Shares	Value

Fixed-Income Funds - 40.6%
Fidelity Emerging Markets Debt Central Fund (b)	598,454	$5,954,622
Fidelity Floating Rate Central Fund (b)	110,782	11,435,996
Fidelity High Income Central Fund 1 (b)	182,220	17,170,563
Fidelity Inflation-Protected Bond Index Central Fund (b)	463,093	46,337,039
Fidelity International Credit Central Fund (b)	68,211	6,756,314
Fidelity VIP Investment Grade Central Fund (b)	3,429,531	353,893,354
iShares 20+ Year Treasury Bond ETF (c)	172,353	21,009,831
TOTAL FIXED-INCOME FUNDS
(Cost $459,007,859)		462,557,719

Money Market Funds - 9.6%
Fidelity Cash Central Fund, 1.72% (d)	33,153,772	33,160,403
Fidelity Money Market Central Fund, 1.97% (d)	56,823,069	56,823,069
Fidelity Securities Lending Cash Central Fund 1.72% (d)(e)	19,835,137	19,839,105
TOTAL MONEY MARKET FUNDS
(Cost $109,820,597)		109,822,577

Equity Funds - 51.5%
Domestic Equity Funds - 37.6%
Fidelity Commodity Strategy Central Fund (b)	2,519,471	17,157,599
Fidelity Consumer Discretionary Central Fund (b)	129,858	39,853,308
Fidelity Consumer Staples Central Fund (b)	114,284	23,824,885
Fidelity Energy Central Fund (b)	169,728	20,749,192
Fidelity Financials Central Fund (b)	679,943	71,645,632
Fidelity Health Care Central Fund (b)	131,216	52,781,835
Fidelity Industrials Central Fund (b)	128,368	37,311,537
Fidelity Information Technology Central Fund (b)	211,763	94,875,998
Fidelity Materials Central Fund (b)	44,636	11,015,624
Fidelity Real Estate Equity Central Fund (b)	44,865	4,508,489
Fidelity Telecom Services Central Fund (b)	41,139	7,034,699
Fidelity Utilities Central Fund (b)	63,441	11,184,734
iShares S&P 500 Index ETF	138,880	36,854,586

TOTAL DOMESTIC EQUITY FUNDS		428,798,118

International Equity Funds - 13.9%
Fidelity Emerging Markets Equity Central Fund (b)	118,390	30,306,647
Fidelity International Equity Central Fund (b)	1,331,408	115,233,391
iShares MSCI Japan ETF	213,533	12,957,182

TOTAL INTERNATIONAL EQUITY FUNDS		158,497,220

TOTAL EQUITY FUNDS
(Cost $498,013,950)		587,295,338
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $1,067,539,723)		1,160,373,003
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(20,245,434)
NET ASSETS - 100%		$1,140,127,569

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	145	June 2018	$14,504,350	$48,258	$48,258

The notional amount of futures sold as a percentage of Net Assets is 1.3%

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $697,369.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,893
Fidelity Consumer Discretionary Central Fund	31,365
Fidelity Consumer Staples Central Fund	50,141
Fidelity Emerging Markets Debt Central Fund	70,704
Fidelity Emerging Markets Equity Central Fund	40,688
Fidelity Energy Central Fund	42,933
Fidelity Financials Central Fund	122,084
Fidelity Floating Rate Central Fund	136,380
Fidelity Health Care Central Fund	105,567
Fidelity High Income Central Fund 1	299,136
Fidelity Industrials Central Fund	53,267
Fidelity Inflation-Protected Bond Index Central Fund	28,552
Fidelity Information Technology Central Fund	62,230
Fidelity International Equity Central Fund	212,871
Fidelity Materials Central Fund	9,152
Fidelity Money Market Central Fund	189,406
Fidelity Securities Lending Cash Central Fund	4,107
Fidelity Telecom Services Central Fund	32,769
Fidelity Utilities Central Fund	19,507
Fidelity VIP Investment Grade Central Fund	2,562,822
Total	$4,159,574

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$24,141,586	$103,737	$7,076,014	$267,168	$(278,878)	$17,157,599	3.0%
Fidelity Consumer Discretionary Central Fund	39,907,667	272,073	1,480,648	60,711	1,093,505	39,853,308	2.1%
Fidelity Consumer Staples Central Fund	25,594,068	649,678	914,963	(19,439)	(1,484,459)	23,824,885	1.9%
Fidelity Emerging Markets Debt Central Fund	6,149,917	102,465	200,988	(1,984)	(94,788)	5,954,622	4.5%
Fidelity Emerging Markets Equity Central Fund	35,072,978	334,549	5,996,835	735,518	160,437	30,306,647	4.1%
Fidelity Energy Central Fund	21,953,260	548,679	771,010	(3,284)	(978,453)	20,749,192	1.9%
Fidelity Financials Central Fund	73,707,560	1,910,223	2,727,423	(12,871)	(1,231,857)	71,645,632	2.1%
Fidelity Floating Rate Central Fund	11,607,545	199,895	401,974	19,776	10,754	11,435,996	0.5%
Fidelity Health Care Central Fund	50,835,229	1,386,420	1,919,897	9,362	2,470,721	52,781,835	2.0%
Fidelity High Income Central Fund 1	22,661,288	401,979	5,419,016	1,019,428	(1,493,116)	17,170,563	4.4%
Fidelity Industrials Central Fund	38,362,342	1,027,792	1,488,547	(4,192)	(585,858)	37,311,537	2.0%
Fidelity Inflation-Protected Bond Index Central Fund	38,335,640	9,630,620	1,426,619	(6,165)	(196,437)	46,337,039	4.1%
Fidelity Information Technology Central Fund	89,977,814	3,200,238	3,668,357	33,780	5,332,523	94,875,998	1.9%
Fidelity International Credit Central Fund	6,770,597	277,957	240,039	(1,443)	(50,758)	6,756,314	6.2%
Fidelity International Equity Central Fund	132,600,366	873,266	16,054,376	1,860,189	(4,046,054)	115,233,391	4.0%
Fidelity Materials Central Fund	11,835,527	300,537	441,475	(5,204)	(673,761)	11,015,624	2.2%
Fidelity Real Estate Equity Central Fund	5,419,890	26,264	536,948	(621)	(400,096)	4,508,489	4.0%
Fidelity Telecom Services Central Fund	7,600,063	220,715	288,838	(8,149)	(489,092)	7,034,699	1.9%
Fidelity Utilities Central Fund	11,146,784	278,242	402,467	(116)	162,291	11,184,734	2.0%
Fidelity VIP Investment Grade Central Fund	382,978,640	19,465,523	40,779,122	(497,562)	(7,274,125)	353,893,354	6.3%
	$1,036,658,761	$41,210,852	$92,235,556	$3,444,902	$(10,047,501)	$979,031,458

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$697,369	$--	$697,369	$--
Fixed-Income Funds	462,557,719	462,557,719	--	--
Money Market Funds	109,822,577	109,822,577	--	--
Equity Funds	587,295,338	587,295,338	--	--
Total Investments in Securities:	$1,160,373,003	$1,159,675,634	$697,369	$--
Derivative Instruments:
Assets
Futures Contracts	$48,258	$48,258	$--	$--
Total Assets	$48,258	$48,258	$--	$--
Total Derivative Instruments:	$48,258	$48,258	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

March 31, 2018

VIPSI-QTLY-0518
1.799886.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$579,157	$393,827
Media - 0.3%
DISH Network Corp. 3.375% 8/15/26		3,820,000	3,679,424
TOTAL CONSUMER DISCRETIONARY			4,073,251
Nonconvertible Bonds - 34.1%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.3%
Allison Transmission, Inc. 5% 10/1/24 (c)		635,000	629,444
Delphi Technologies PLC 5% 10/1/25 (c)		680,000	651,950
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)(d)		567,053	516,018
Metalsa SA de CV 4.9% 4/24/23 (c)		1,590,000	1,558,995
Tenedora Nemak SA de CV 4.75% 1/23/25 (c)		435,000	431,781
Tenneco, Inc. 5% 7/15/26		450,000	436,635
			4,224,823
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (c)		1,535,000	1,339,288
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (c)		64,000	64,880
American Tire Distributors, Inc. 10.25% 3/1/22 (c)		265,000	270,631
LKQ Corp. 4.75% 5/15/23		115,000	114,425
			449,936
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (c)		1,710,000	1,833,975
Hotels, Restaurants & Leisure - 1.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		2,085,000	1,985,337
24 Hour Holdings III LLC 8% 6/1/22 (c)		220,000	219,978
Cedar Fair LP / Canada's Wonderland Co. 5.375% 4/15/27 (c)		345,000	341,550
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	154,788
Churchill Downs, Inc. 4.75% 1/15/28 (c)		465,000	438,263
Eldorado Resorts, Inc. 6% 4/1/25		630,000	639,450
FelCor Lodging LP 6% 6/1/25		565,000	581,950
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		1,135,000	1,143,513
8.75% 10/1/25 (c)		1,235,000	1,281,313
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	923,844
4.875% 4/1/27		435,000	430,106
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		150,000	159,000
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		475,000	457,781
5% 6/1/24 (c)		475,000	472,031
5.25% 6/1/26 (c)		3,225,000	3,212,906
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		380,000	397,575
MCE Finance Ltd. 4.875% 6/6/25 (c)		240,000	229,481
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		365,000	375,950
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		120,000	115,200
Scientific Games Corp.:
5% 10/15/25 (c)		980,000	953,050
10% 12/1/22		1,276,000	1,374,093
Silversea Cruises 7.25% 2/1/25 (c)		255,000	269,663
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		715,000	696,231
5.5% 4/15/27 (c)		380,000	376,200
Station Casinos LLC 5% 10/1/25 (c)		620,000	589,000
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		420,000	427,896
7.25% 11/30/21 (c)		1,085,000	1,129,756
Viking Cruises Ltd. 5.875% 9/15/27 (c)		595,000	563,763
Voc Escrow Ltd. 5% 2/15/28 (c)		545,000	517,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		1,410,000	1,383,563
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		455,000	443,625
5.5% 10/1/27 (c)		665,000	651,700
			22,936,306
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)		335,000	343,794
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (c)		740,000	749,250
Lennar Corp. 4.75% 11/29/27 (c)		620,000	593,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		285,000	287,765
5.75% 10/15/20		2,476,070	2,507,021
7% 7/15/24 (c)		360,000	376,875
Springs Industries, Inc. 6.25% 6/1/21		160,000	162,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		435,000	449,007
Toll Brothers Finance Corp. 4.375% 4/15/23		1,106,000	1,096,323
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	320,800
5.875% 6/15/24		780,000	791,466
William Lyon Homes, Inc.:
5.875% 1/31/25		380,000	369,075
6% 9/1/23 (c)		375,000	374,297
			8,421,523
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26		640,000	604,800
4.875% 4/15/28 (c)		1,240,000	1,192,384
5.375% 2/1/21 (c)		420,000	434,700
5.75% 3/1/24		612,000	636,480
5.875% 2/15/25		1,395,000	1,461,263
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		1,450,000	1,415,563
6% 4/1/23		580,000	595,950
			6,341,140
Media - 2.2%
Altice SA 7.625% 2/15/25 (c)		925,000	790,875
Altice U.S. Finance SA 5.5% 5/15/26 (c)		615,000	599,625
AMC Networks, Inc. 4.75% 8/1/25		615,000	592,632
Block Communications, Inc. 6.875% 2/15/25 (c)		480,000	482,678
Cablevision SA 6.5% 6/15/21 (c)		420,000	437,850
CBS Radio, Inc. 7.25% 11/1/24 (c)		420,000	427,875
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		1,530,000	1,434,375
5.125% 2/15/23		1,565,000	1,575,173
5.125% 5/1/23 (c)		720,000	720,900
5.125% 5/1/27 (c)		2,570,000	2,439,958
5.375% 5/1/25 (c)		720,000	709,200
5.5% 5/1/26 (c)		2,450,000	2,397,938
5.75% 9/1/23		500,000	507,500
5.75% 1/15/24		555,000	563,325
5.75% 2/15/26 (c)		1,030,000	1,024,860
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)		1,490,000	1,484,413
7.5% 4/1/28 (c)(e)		1,540,000	1,574,650
Clear Channel Communications, Inc. 11.25% 3/1/21 (f)		1,200,000	942,000
CSC Holdings LLC 5.375% 2/1/28 (c)		890,000	840,685
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		590,000	576,725
4.875% 4/11/22 (c)		250,000	251,875
5.125% 3/31/27 (c)		205,000	199,619
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(f)		630,000	475,650
Liberty Media Corp.:
8.25% 2/1/30		1,610,000	1,731,756
8.5% 7/15/29		270,000	291,600
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		215,000	223,063
Myriad International Holding BV 5.5% 7/21/25 (c)		375,000	397,616
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		1,796,696	1,774,237
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		295,000	294,770
Quebecor Media, Inc. 5.75% 1/15/23		790,000	809,750
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		260,000	255,853
5% 8/1/27 (c)		615,000	578,100
5.375% 4/15/25 (c)		620,000	615,350
5.375% 7/15/26 (c)		620,000	612,250
Tegna, Inc. 5.5% 9/15/24 (c)		410,000	418,200
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		1,450,000	1,497,125
Videotron Ltd. 5.125% 4/15/27 (c)		615,000	602,700
VTR Finance BV 6.875% 1/15/24 (c)		1,000,000	1,041,510
WMG Acquisition Corp. 5.625% 4/15/22 (c)		103,000	105,318
Ziggo Bond Finance BV 6% 1/15/27 (c)		635,000	592,138
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		1,270,000	1,193,432
			34,085,149
Specialty Retail - 0.1%
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	451,950
Sonic Automotive, Inc.:
5% 5/15/23		85,000	80,750
6.125% 3/15/27		310,000	299,150
			831,850
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (c)		310,000	303,413
4.875% 5/15/26 (c)		310,000	300,700
Tecpetrol SA 4.875% 12/12/22 (c)		260,000	253,175
			857,288
TOTAL CONSUMER DISCRETIONARY			81,321,278
CONSUMER STAPLES - 1.4%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		160,000	164,242
Food & Staples Retailing - 0.3%
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (c)		1,160,000	1,161,450
9.375% 9/15/18 pay-in-kind (b)(c)(f)		865,798	491,340
ESAL GmbH 6.25% 2/5/23 (c)		1,705,000	1,624,013
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (c)		155,000	154,613
Minerva Luxembourg SA 6.5% 9/20/26 (c)		550,000	528,000
			3,959,416
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		565,000	560,763
CF Industries Holdings, Inc.:
4.95% 6/1/43		610,000	532,225
5.15% 3/15/34		615,000	585,788
5.375% 3/15/44		615,000	557,528
JBS Investments GmbH 7.25% 4/3/24 (c)		2,205,000	2,190,668
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		1,030,000	960,475
5.875% 7/15/24 (c)		1,812,000	1,767,244
6.75% 2/15/28 (c)		925,000	888,000
7.25% 6/1/21 (c)		350,000	352,625
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		425,000	421,281
4.875% 11/1/26 (c)		430,000	426,238
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		925,000	898,406
5.875% 9/30/27 (c)		360,000	338,400
Post Holdings, Inc.:
5% 8/15/26 (c)		2,440,000	2,318,000
5.5% 3/1/25 (c)		530,000	522,050
5.75% 3/1/27 (c)		405,000	399,938
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	199,250
			13,918,879
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (c)		375,000	377,813
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (c)		95,000	90,250
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		600,000	612,000
			1,080,063
Personal Products - 0.1%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		490,000	469,175
Prestige Brands, Inc. 5.375% 12/15/21 (c)		725,000	730,438
Revlon Consumer Products Corp. 5.75% 2/15/21 (b)		824,000	638,600
			1,838,213
TOTAL CONSUMER STAPLES			20,960,813
ENERGY - 5.8%
Energy Equipment & Services - 0.6%
Borets Finance DAC 6.5% 4/7/22 (c)		390,000	406,419
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		615,000	621,150
Ensco PLC:
4.5% 10/1/24		665,000	528,675
5.2% 3/15/25		420,000	338,100
5.75% 10/1/44		600,000	409,500
7.75% 2/1/26		685,000	628,488
Exterran Energy Solutions LP 8.125% 5/1/25 (c)		575,000	609,500
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	382,113
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	707,850
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		415,000	272,863
Jonah Energy LLC 7.25% 10/15/25 (c)		625,000	562,500
Noble Holding International Ltd.:
6.2% 8/1/40		235,000	155,100
7.7% 4/1/25 (b)		520,000	460,200
7.875% 2/1/26 (c)		465,000	458,025
8.7% 4/1/45 (b)		120,000	99,300
SESI LLC 7.75% 9/15/24 (c)		365,000	377,775
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		895,000	986,440
Summit Midstream Holdings LLC 5.75% 4/15/25		440,000	419,100
The Oil and Gas Holding Co. 7.5% 10/25/27 (c)		340,000	336,648
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		250,000	233,125
Unit Corp. 6.625% 5/15/21		120,000	120,000
Weatherford International, Inc. 9.875% 3/1/25 (c)		770,000	692,769
			9,805,640
Oil, Gas & Consumable Fuels - 5.2%
Afren PLC:
6.625% 12/9/20 (c)(d)(f)		282,992	102
10.25% 4/8/19 (Reg. S) (d)(f)		780,669	281
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		940,000	1,073,950
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		245,000	246,838
Antero Resources Corp.:
5.125% 12/1/22		45,000	45,338
5.625% 6/1/23 (Reg. S)		560,000	571,200
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	300,163
Callon Petroleum Co. 6.125% 10/1/24		225,000	230,130
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	380,000
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		630,000	625,275
5.875% 3/31/25		790,000	826,538
7% 6/30/24		710,000	785,438
Chesapeake Energy Corp.:
8% 12/15/22 (c)		1,222,000	1,289,210
8% 1/15/25 (c)		345,000	333,788
Citgo Holding, Inc. 10.75% 2/15/20 (c)		3,087,000	3,268,361
CNX Midstream Partners LP 6.5% 3/15/26 (c)		335,000	330,394
Concho Resources, Inc. 4.375% 1/15/25		630,000	638,231
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (b)(c)(g)		155,000	154,946
6.875% 6/15/25 (c)		310,000	324,725
Continental Resources, Inc. 4.375% 1/15/28 (c)		775,000	755,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		465,000	460,931
6.25% 4/1/23		1,975,000	1,989,813
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,091,400
Denbury Resources, Inc.:
4.625% 7/15/23		705,000	521,700
5.5% 5/1/22		1,945,000	1,541,413
6.375% 8/15/21		1,050,000	884,625
9% 5/15/21 (c)		1,540,000	1,578,500
Diamondback Energy, Inc.:
4.75% 11/1/24		540,000	533,925
5.375% 5/31/25		255,000	258,953
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		680,000	731,027
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		265,000	263,675
5.75% 1/30/28 (c)		265,000	264,006
Energy Transfer Equity LP 5.5% 6/1/27		860,000	862,150
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	451,706
4.4% 4/1/24		460,000	459,135
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (c)		350,000	351,750
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	225,569
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		365,000	381,425
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		465,000	442,913
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		495,000	512,741
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	129,350
7% 6/15/23		580,000	584,350
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		225,000	219,150
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		795,000	781,088
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		510,000	502,350
5.75% 10/1/25 (c)		580,000	574,200
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		390,000	397,800
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		710,000	669,175
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		730,000	748,682
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		360,000	165,600
KazMunaiGaz Finance Sub BV 4.875% 5/7/25 (c)		250,000	254,900
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		585,000	595,238
7.875% 8/1/21 (c)		1,140,000	1,159,950
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		305,000	306,525
Newfield Exploration Co.:
5.375% 1/1/26		475,000	490,438
5.625% 7/1/24		75,000	79,125
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		625,000	595,313
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		150,000	149,063
4.875% 8/15/27 (c)		150,000	147,750
Nostrum Oil & Gas Finance BV:
7% 2/16/25 (c)		290,000	281,880
8% 7/25/22 (c)		1,735,000	1,781,196
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)		461,000	512,863
10% 11/2/21 pay-in-kind (b)(c)		325,000	361,563
Pan American Energy LLC 7.875% 5/7/21 (c)		1,040,000	1,100,663
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		380,000	376,675
5.625% 10/15/27 (c)		300,000	300,000
6.25% 6/1/24 (c)		420,000	435,225
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		1,695,000	1,754,325
7.25% 6/15/25		615,000	638,831
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	440,438
PDC Energy, Inc. 6.125% 9/15/24		200,000	204,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,635,000	1,689,249
8.625% 12/1/23 (b)		250,000	291,173
Peru Lng Srl 5.375% 3/22/30 (c)		240,000	240,540
Petrobras Energia SA 7.375% 7/21/23 (c)		620,000	651,775
Petrobras Global Finance BV:
5.999% 1/27/28 (c)		451,000	446,490
6.125% 1/17/22		2,205,000	2,352,735
6.25% 3/17/24		570,000	601,635
8.75% 5/23/26		2,145,000	2,521,126
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		440,000	432,740
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		480,000	131,472
6% 5/16/24 (c)(f)		385,000	104,913
6% 11/15/26 (c)(f)		930,000	249,938
12.75% 2/17/22 (c)(f)		110,000	37,318
Petroleos Mexicanos:
4.625% 9/21/23		190,000	190,397
4.875% 1/18/24		395,000	400,728
6.375% 2/4/21		285,000	303,668
6.375% 1/23/45		815,000	792,180
6.5% 6/2/41		2,680,000	2,659,900
6.625% (c)(h)		880,000	873,400
6.75% 9/21/47		1,443,000	1,460,143
PT Pertamina Persero 6.5% 5/27/41 (c)		175,000	198,084
QEP Resources, Inc. 5.25% 5/1/23		610,000	587,149
Range Resources Corp. 5% 3/15/23		960,000	920,448
RSP Permian, Inc.:
5.25% 1/15/25		220,000	227,425
6.625% 10/1/22		230,000	240,350
Sabine Pass Liquefaction LLC:
5% 3/15/27		955,000	991,563
5.875% 6/30/26		925,000	1,010,470
SemGroup Corp.:
6.375% 3/15/25		310,000	296,050
7.25% 3/15/26		580,000	578,550
SM Energy Co.:
5.625% 6/1/25		280,000	265,300
6.75% 9/15/26		250,000	247,500
Southern Star Central Corp. 5.125% 7/15/22 (c)		320,000	324,800
Southwestern Energy Co.:
4.1% 3/15/22		910,000	871,325
7.5% 4/1/26		470,000	474,700
7.75% 10/1/27		420,000	427,350
Src Energy, Inc. 6.25% 12/1/25 (c)		380,000	380,950
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (c)		465,000	448,144
5.5% 2/15/26 (c)		595,000	574,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (c)		620,000	591,325
5.125% 2/1/25		320,000	318,400
5.375% 2/1/27		320,000	318,800
Teekay Corp. 8.5% 1/15/20		880,000	910,800
Teine Energy Ltd. 6.875% 9/30/22 (c)		590,000	601,800
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	64,171
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		245,000	260,313
Transportadora de Gas del Sur SA 9.625% 5/14/20 (c)		1,203,395	1,256,380
Tullow Oil PLC 7% 3/1/25 (c)		280,000	280,014
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		460,000	400,200
7.125% 4/15/25 (c)		305,000	250,100
Whiting Petroleum Corp. 6.625% 1/15/26 (c)		425,000	428,188
WPX Energy, Inc.:
5.25% 9/15/24		490,000	482,650
6% 1/15/22		1,005,000	1,032,638
YPF SA:
7% 12/15/47 (c)		745,000	667,893
8.5% 3/23/21 (c)		445,000	485,985
8.75% 4/4/24 (c)		1,785,000	1,989,383
			78,560,489
TOTAL ENERGY			88,366,129
FINANCIALS - 7.9%
Banks - 2.3%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		90,000	91,769
10.5% 10/19/21 (c)		210,000	235,053
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		330,000	336,739
Banco de Bogota SA 6.25% 5/12/26 (c)		270,000	283,773
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		500,000	522,500
Banco Do Brasil SA 4.625% 1/15/25 (c)		280,000	273,140
Banco Hipotecario SA 9.75% 11/30/20 (c)		1,860,000	2,070,868
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,040,000	1,044,191
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (c)		200,000	201,316
6.369% 6/16/18 (c)		275,000	276,793
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		260,000	247,325
Barclays Bank PLC 6.625% 3/30/22 (Reg. S)	EUR	500,000	740,583
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	1,200,000	1,461,432
BBVA Bancomer SA 7.25% 4/22/20 (c)		475,000	504,802
BTA Bank JSC 5.5% 12/21/22 (c)		227,000	225,988
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		790,000	732,390
CIT Group, Inc.:
5% 8/15/22		696,000	712,530
5.375% 5/15/20		69,000	71,156
Citigroup, Inc. 1.625% 3/21/28 (Reg. S)	EUR	1,700,000	2,095,024
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	21,400,000	321,967
Fidelity Bank PLC:
6.875% 5/9/18 (c)		50,000	49,667
10.5% 10/16/22 (c)		510,000	526,453
ING Groep NV 2% 3/22/30 (b)	EUR	2,200,000	2,720,612
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		680,000	682,380
5.5% 8/6/22 (c)		490,000	499,310
JSC BGEO Group 6% 7/26/23 (c)		850,000	858,976
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (c)		915,000	918,596
Lloyds Banking Group PLC 0.625% 1/15/24 (b)	EUR	3,000,000	3,619,243
PSB Finance SA 5.25% 10/19/19		425,000	418,264
Royal Bank of Scotland Group PLC 3.625% 3/25/24 (Reg. S) (b)	EUR	1,000,000	1,264,216
SB Capital SA 5.5% 2/26/24 (b)(c)		435,000	438,263
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		670,000	719,973
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		410,000	398,613
6.25% 4/20/21 (c)		200,000	205,806
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (c)		200,000	201,800
5.5% 4/21/22 (c)		410,000	403,264
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (c)		285,000	277,230
6.875% 2/3/25 (Reg. S) (b)		800,000	799,787
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	3,450,000	5,187,386
Zenith Bank PLC:
6.25% 4/22/19 (c)		1,555,000	1,579,071
7.375% 5/30/22 (c)		1,135,000	1,169,822
			35,388,071
Capital Markets - 0.3%
Adient Global Holdings Ltd. 4.875% 8/15/26 (c)		630,000	595,350
AssuredPartners, Inc. 7% 8/15/25 (c)		245,000	241,938
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		945,000	1,020,600
Goldman Sachs Group, Inc. 2% 3/22/28	EUR	1,150,000	1,437,284
MSCI, Inc.:
5.25% 11/15/24 (c)		345,000	352,245
5.75% 8/15/25 (c)		365,000	381,316
			4,028,733
Consumer Finance - 2.4%
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,154,200
4.625% 3/30/25		1,915,000	1,891,063
5.125% 9/30/24		2,750,000	2,808,438
8% 11/1/31		16,143,000	19,694,460
8% 11/1/31		823,000	1,005,089
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		430,000	436,450
Navient Corp.:
5.875% 10/25/24		2,745,000	2,690,100
6.5% 6/15/22		470,000	486,521
7.25% 9/25/23		285,000	297,825
SLM Corp.:
5.5% 1/25/23		1,685,000	1,655,513
6.125% 3/25/24		830,000	826,888
7.25% 1/25/22		2,650,000	2,799,063
Springleaf Financial Corp. 6.875% 3/15/25		925,000	928,469
			36,674,079
Diversified Financial Services - 1.3%
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		705,000	672,218
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		390,000	409,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,370,000	3,378,425
6% 8/1/20		995,000	1,014,900
6.25% 2/1/22		1,050,000	1,068,375
6.375% 12/15/25		2,785,000	2,798,925
6.75% 2/1/24		535,000	544,363
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (c)		175,000	172,813
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		410,000	419,738
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		450,000	441,000
5% 1/15/28 (c)		455,000	441,350
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		610,000	634,097
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (c)		560,000	520,800
6.875% 2/15/23 (c)		220,000	212,850
Sistema International Funding SA 6.95% 5/17/19 (c)		1,065,000	1,077,461
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		1,590,000	1,768,875
Sparc Em Spc 0% 12/5/22 (c)		200,000	180,400
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	207,240
Valvoline, Inc. 5.5% 7/15/24		230,000	236,038
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		525,000	523,688
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		915,000	968,756
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	1,600,000	2,122,300
			19,814,112
Insurance - 1.1%
ACE INA Holdings, Inc.:
1.55% 3/15/28	EUR	1,700,000	2,095,195
2.5% 3/15/38	EUR	750,000	937,105
Acrisure LLC 7% 11/15/25 (c)		910,000	873,600
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		1,440,000	1,483,200
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	2,400,000	3,707,751
AXA SA 3.25% 5/28/49 (b)	EUR	1,500,000	1,870,928
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	3,100,000	3,637,979
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (c)		1,135,000	1,174,725
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		615,000	615,000
			16,395,483
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (c)		595,000	580,125
Thrifts & Mortgage Finance - 0.5%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	3,071,000	3,781,293
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (c)		3,308,000	3,585,045
			7,366,338
TOTAL FINANCIALS			120,246,941
HEALTH CARE - 2.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)		305,000	301,188
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		290,000	300,150
Hologic, Inc.:
4.375% 10/15/25 (c)		320,000	308,800
4.625% 2/1/28 (c)		215,000	206,400
Teleflex, Inc. 4.625% 11/15/27		255,000	245,338
			1,060,688
Health Care Providers & Services - 1.7%
Community Health Systems, Inc.:
6.25% 3/31/23		1,365,000	1,257,506
6.875% 2/1/22		3,775,000	2,184,781
7.125% 7/15/20		595,000	484,181
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	637,088
5.25% 6/15/26		750,000	759,750
5.375% 2/1/25		1,155,000	1,157,888
5.875% 3/15/22		1,915,000	2,017,931
5.875% 5/1/23		2,145,000	2,220,075
5.875% 2/15/26		2,995,000	3,047,413
6.5% 2/15/20		2,410,000	2,527,488
7.5% 2/15/22		1,175,000	1,291,031
HealthSouth Corp.:
5.125% 3/15/23		330,000	334,125
5.75% 11/1/24		1,135,000	1,153,444
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		335,000	345,888
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		2,105,000	2,147,121
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		445,000	453,344
Rede D Oregon Finance Sarl 4.95% 1/17/28 (c)		200,000	190,000
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	258,700
Tenet Healthcare Corp.:
4.625% 7/15/24 (c)		305,000	293,181
6.875% 11/15/31		1,205,000	1,096,550
7.5% 1/1/22 (c)		365,000	384,619
THC Escrow Corp. III 5.125% 5/1/25 (c)		305,000	293,181
Vizient, Inc. 10.375% 3/1/24 (c)		660,000	730,950
Wellcare Health Plans, Inc. 5.25% 4/1/25		475,000	476,781
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		305,000	290,513
			26,033,529
Pharmaceuticals - 0.7%
Actavis Funding SCS 2.125% 6/1/29	EUR	249,000	302,202
Catalent Pharma Solutions 4.875% 1/15/26 (c)		205,000	199,875
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		228,000	242,250
NVA Holdings, Inc. 6.875% 4/1/26 (c)		330,000	332,475
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		550,000	517,557
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		3,688,000	3,590,268
5.875% 5/15/23 (c)		2,165,000	1,921,438
6.5% 3/15/22 (c)		620,000	640,150
7% 3/15/24 (c)		925,000	964,313
9% 12/15/25 (c)		2,415,000	2,399,906
			11,110,434
TOTAL HEALTH CARE			38,505,839
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
DAE Funding LLC:
4% 8/1/20 (c)		355,000	346,125
4.5% 8/1/22 (c)		440,000	417,450
5% 8/1/24 (c)		605,000	572,481
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		550,000	579,403
KLX, Inc. 5.875% 12/1/22 (c)		1,455,000	1,499,087
TransDigm, Inc.:
6.375% 6/15/26		1,195,000	1,203,963
6.5% 5/15/25		620,000	626,200
			5,244,709
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		985,000	1,054,147
XPO Logistics, Inc. 6.125% 9/1/23 (c)		490,000	505,925
			1,560,072
Airlines - 0.1%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (c)		128,149	131,994
Allegiant Travel Co. 5.5% 7/15/19		160,000	162,400
Azul Investments LLP 5.875% 10/26/24 (c)		325,000	319,719
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		16,573	17,194
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		109,414	121,833
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		208,838	212,430
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		306,117	341,290
Series 2012-2 Class B, 6.75% 6/3/21		150,649	160,075
Series 2013-1 Class B, 5.375% 11/15/21		199,809	205,804
			1,672,739
Building Products - 0.1%
Jeld-Wen, Inc.:
4.625% 12/15/25 (c)		265,000	254,400
4.875% 12/15/27 (c)		265,000	250,425
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		185,000	187,313
6.125% 4/1/25 (c)		185,000	187,081
USG Corp. 4.875% 6/1/27 (c)		160,000	161,600
			1,040,819
Commercial Services & Supplies - 0.6%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		565,000	570,650
APX Group, Inc.:
7.625% 9/1/23		855,000	884,925
7.875% 12/1/22		1,450,000	1,504,593
8.75% 12/1/20		936,000	940,680
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)		110,000	114,813
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		240,000	234,600
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,832,600
5.875% 7/1/25		165,000	160,050
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		1,035,000	1,053,113
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		525,000	522,375
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		530,000	540,600
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		190,000	190,000
The Brink's Co. 4.625% 10/15/27 (c)		620,000	575,050
			9,124,049
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		625,000	603,906
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		1,160,000	1,243,729
Cementos Progreso Trust 7.125% 11/6/23 (c)		440,000	454,850
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		1,530,000	481,950
5.25% 6/27/29 (c)		580,000	182,700
7.125% 6/26/42 (c)		1,160,000	388,600
			3,355,735
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (c)		575,000	566,375
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		200,000	207,750
Machinery - 0.1%
U.S.A. Compression Partners LP / 6.875% 4/1/26 (c)		220,000	223,300
Xerium Technologies, Inc. 9.5% 8/15/21		940,000	968,200
			1,191,500
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		150,000	122,625
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		490,000	465,500
			588,125
Professional Services - 0.1%
IHS Markit Ltd.:
4% 3/1/26 (c)		275,000	264,000
4.75% 2/15/25 (c)		485,000	492,275
			756,275
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		200,000	218,144
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		345,000	355,781
5.5% 2/15/22		555,000	578,588
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		550,000	572,000
Avantor, Inc. 6% 10/1/24 (c)		625,000	621,875
FLY Leasing Ltd. 5.25% 10/15/24		490,000	474,075
United Rentals North America, Inc. 5.5% 5/15/27		405,000	408,038
			3,010,357
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		665,000	689,432
Global Ports Finance PLC 6.872% 1/25/22 (c)		280,000	295,882
			985,314
TOTAL INDUSTRIALS			29,521,963
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		1,480,000	1,516,260
8.625% 5/6/19 (Reg. S)		200,000	204,900
Commscope Technologies LLC 5% 3/15/27 (c)		665,000	631,750
Vrio Finco 1 LLC / Vrio Finco 6.25% 4/4/23 (c)		225,000	227,250
			2,580,160
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (c)		1,425,000	1,672,594
TTM Technologies, Inc. 5.625% 10/1/25 (c)		210,000	208,950
			1,881,544
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		1,260,000	1,371,825
Camelot Finance SA 7.875% 10/15/24 (c)		280,000	292,250
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		165,000	165,206
5.375% 3/15/27		140,000	139,650
GTT Communications, Inc. 7.875% 12/31/24 (c)		300,000	300,750
			2,269,681
IT Services - 0.1%
CDW LLC/CDW Finance Corp.:
5% 9/1/23		565,000	572,825
5% 9/1/25		335,000	333,325
Ceridian HCM Holding, Inc. 11% 3/15/21 (c)		250,000	258,750
Gartner, Inc. 5.125% 4/1/25 (c)		305,000	305,000
			1,469,900
Semiconductors & Semiconductor Equipment - 0.7%
Microsemi Corp. 9.125% 4/15/23 (c)		123,000	136,991
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (c)		465,000	469,650
4.625% 6/15/22 (c)		900,000	920,250
4.625% 6/1/23 (c)		1,865,000	1,898,197
5.75% 3/15/23 (c)		2,415,000	2,484,431
Qorvo, Inc.:
6.75% 12/1/23		440,000	469,150
7% 12/1/25		2,856,000	3,101,130
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		585,000	614,806
Versum Materials, Inc. 5.5% 9/30/24 (c)		330,000	341,550
			10,436,155
Software - 0.2%
Ascend Learning LLC 6.875% 8/1/25 (c)		210,000	215,775
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		970,000	1,018,500
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		225,000	232,875
Open Text Corp. 5.875% 6/1/26 (c)		465,000	478,229
Parametric Technology Corp. 6% 5/15/24		190,000	199,025
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		455,000	479,343
Symantec Corp. 5% 4/15/25 (c)		530,000	534,362
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 2/1/23 (c)		305,000	305,763
			3,463,872
TOTAL INFORMATION TECHNOLOGY			22,101,312
MATERIALS - 3.1%
Chemicals - 0.9%
Braskem Finance Ltd.:
5.375% 5/2/22 (c)		550,000	568,563
5.75% 4/15/21 (c)		400,000	417,200
6.45% 2/3/24		400,000	434,600
Hexion, Inc. 10.375% 2/1/22 (c)		235,000	227,363
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (c)		390,000	432,900
Momentive Performance Materials, Inc.:
3.88% 10/24/21		5,080,000	5,327,650
4.69% 4/24/22		1,515,000	1,598,325
10% 10/15/20 (d)(f)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(f)		3,580,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		770,000	737,275
5.25% 6/1/27 (c)		660,000	627,000
Nufarm Australia Ltd. 6.375% 10/15/19 (c)		210,000	212,625
OCP SA 5.625% 4/25/24 (c)		200,000	211,000
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		320,000	313,546
Platform Specialty Products Corp.:
5.875% 12/1/25 (c)		945,000	923,738
6.5% 2/1/22 (c)		555,000	564,019
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		495,000	509,850
The Chemours Co. LLC 5.375% 5/15/27		255,000	255,638
TPC Group, Inc. 8.75% 12/15/20 (c)		765,000	768,596
Tronox Finance PLC 5.75% 10/1/25 (c)		285,000	277,163
			14,407,051
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (c)		400,000	412,000
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		265,000	291,951
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		260,000	252,200
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	311,250
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		350,000	360,903
			1,628,304
Containers & Packaging - 0.4%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(c)		365,000	382,338
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		615,000	617,306
6% 6/30/21 (c)		350,000	357,000
6% 2/15/25 (c)		1,040,000	1,045,200
7.25% 5/15/24 (c)		1,100,000	1,170,125
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,349,150
7.5% 12/15/96		160,000	160,400
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		280,000	277,200
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		180,000	179,550
Sealed Air Corp. 5.25% 4/1/23 (c)		270,000	277,425
			5,815,694
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (c)		430,000	460,100
7% 9/30/26 (c)		355,000	382,513
Aleris International, Inc. 6% 6/1/20 (c)(d)		1,759	1,759
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	1,775,000	2,148,558
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		475,000	492,813
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (c)		620,000	601,400
5.75% 3/1/25 (c)		615,000	587,325
Constellium NV 5.875% 2/15/26 (c)		255,000	251,175
CSN Islands XI Corp. 6.875% 9/21/19 (c)		220,000	219,505
CSN Resources SA 6.5% 7/21/20 (c)		1,000,000	969,700
EVRAZ Group SA:
5.375% 3/20/23 (c)		315,000	317,993
8.25% 1/28/21 (Reg. S)		400,000	438,400
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		258,000	265,445
10.375% 4/7/19 (c)		125,000	128,607
10.375% 4/7/19 (Reg. S)		150,000	154,328
10.375% 4/7/19 (Reg. S)		445,000	457,840
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		460,000	435,850
6.875% 3/1/26 (c)		460,000	437,000
7% 2/15/21 (c)		745,000	746,863
7.25% 5/15/22 (c)		615,000	615,000
7.25% 4/1/23 (c)		1,300,000	1,280,500
7.5% 4/1/25 (c)		760,000	746,225
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		405,000	399,938
5.125% 3/15/23 (c)		650,000	645,548
5.125% 5/15/24 (c)		495,000	488,189
Freeport-McMoRan, Inc.:
3.55% 3/1/22		310,000	299,925
3.875% 3/15/23		930,000	898,752
5.4% 11/14/34		300,000	285,087
5.45% 3/15/43		1,945,000	1,788,817
6.75% 2/1/22		900,000	930,375
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		325,000	327,275
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		300,000	318,450
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		405,000	445,500
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		350,000	385,875
Lundin Mining Corp. 7.875% 11/1/22 (c)		30,000	31,688
Metinvest BV 9.3725% 12/31/21 pay-in-kind (b)		1,641,843	1,717,778
Murray Energy Corp. 11.25% 4/15/21 (c)		660,000	247,500
Polyus Finance PLC 5.25% 2/7/23 (c)		200,000	202,940
Stillwater Mining Co.:
6.125% 6/27/22 (c)		915,000	911,578
7.125% 6/27/25 (c)		410,000	412,829
United States Steel Corp. 6.25% 3/15/26		615,000	613,463
Vale Overseas Ltd. 4.375% 1/11/22		102,000	104,652
Vedanta Resources PLC:
6.375% 7/30/22 (c)		815,000	825,188
8.25% 6/7/21 (c)		495,000	538,065
VM Holding SA 5.375% 5/4/27 (c)		190,000	194,513
			25,152,824
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		225,000	230,063
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 0% 5/1/12 (b)(d)(f)(g)		90,000	0
11.375% 12/31/2014 (d)(f)		317,581	0
			230,063
TOTAL MATERIALS			47,233,936
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,625,856
Equinix, Inc. 5.375% 5/15/27		480,000	487,200
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		680,000	666,604
5.25% 8/1/26		220,000	219,175
			2,998,835
Real Estate Management & Development - 0.4%
Deutsche Annington Finance BV 2.75% 3/22/38	EUR	1,000,000	1,245,535
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	1,600,000	1,920,581
Howard Hughes Corp. 5.375% 3/15/25 (c)		665,000	656,688
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	94,563
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		700,000	770,427
Mattamy Group Corp. 6.875% 12/15/23 (c)		470,000	482,925
Shimao Property Holdings Ltd. 4.75% 7/3/22		430,000	422,189
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (c)		785,000	791,806
			6,384,714
TOTAL REAL ESTATE			9,383,549
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 3.15% 9/4/36	EUR	1,575,000	1,967,474
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		595,000	603,925
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		295,000	294,263
Citizens Communications Co.:
7.875% 1/15/27		280,000	145,600
9% 8/15/31		220,000	133,650
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		320,000	323,363
Frontier Communications Corp. 8.5% 4/1/26 (c)		665,000	645,050
GCI, Inc. 6.875% 4/15/25		560,000	586,600
GTH Finance BV:
6.25% 4/26/20 (c)		275,000	284,859
7.25% 4/26/23 (c)		1,355,000	1,473,319
Level 3 Financing, Inc.:
5.125% 5/1/23		575,000	564,219
5.375% 5/1/25		575,000	557,750
Lynx II Corp. 6.375% 4/15/23 (c)		200,000	203,000
Sable International Finance Ltd. 6.875% 8/1/22 (c)		2,630,000	2,748,350
SFR Group SA:
6.25% 5/15/24 (c)		3,245,000	3,058,413
7.375% 5/1/26 (c)		3,630,000	3,457,575
Sprint Capital Corp.:
6.875% 11/15/28		562,000	524,768
8.75% 3/15/32		456,000	476,520
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		600,000	612,636
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		1,200,000	1,147,500
U.S. West Communications:
6.875% 9/15/33		170,000	161,781
7.25% 9/15/25		35,000	37,743
7.25% 10/15/35		70,000	69,193
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		615,000	593,475
Verizon Communications, Inc. 2.875% 1/15/38	EUR	1,200,000	1,473,566
Virgin Media Finance PLC 4.875% 2/15/22		565,000	559,350
			22,703,942
Wireless Telecommunication Services - 1.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	11,000,000	558,931
Comcel Trust 6.875% 2/6/24 (c)		855,000	892,098
Digicel Group Ltd.:
6.75% 3/1/23 (c)		385,000	346,935
7.125% 4/1/22 (c)		265,000	206,700
Intelsat Jackson Holdings SA:
5.5% 8/1/23		2,040,000	1,652,400
9.75% 7/15/25 (c)		775,000	723,656
Millicom International Cellular SA 6% 3/15/25 (c)		1,145,000	1,177,919
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		400,000	421,000
Sprint Communications, Inc. 6% 11/15/22		1,410,000	1,383,563
Sprint Corp.:
7.125% 6/15/24		2,940,000	2,866,500
7.625% 2/15/25		1,655,000	1,628,106
7.625% 3/1/26		615,000	600,394
7.875% 9/15/23		1,505,000	1,536,981
T-Mobile U.S.A., Inc.:
6% 4/15/24		920,000	958,272
6.375% 3/1/25		6,800,000	7,106,000
6.5% 1/15/24		2,548,000	2,669,030
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	402,530
			25,131,015
TOTAL TELECOMMUNICATION SERVICES			47,834,957
UTILITIES - 1.0%
Electric Utilities - 0.1%
InterGen NV 7% 6/30/23 (c)		200,000	200,000
Israel Electric Corp. Ltd.:
4.25% 8/14/28 (c)		225,000	220,460
7.75% 12/15/27 (Reg. S)		250,000	308,970
Pampa Holding SA 7.5% 1/24/27 (c)		295,000	304,956
			1,034,386
Gas Utilities - 0.0%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	216,684
8% 3/1/32		335,000	438,117
			654,801
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. 5.25% 6/1/26 (c)		620,000	598,300
Dynegy, Inc.:
7.375% 11/1/22		1,910,000	2,012,663
7.625% 11/1/24		3,665,000	3,953,619
8% 1/15/25 (c)		1,100,000	1,196,250
8.125% 1/30/26 (c)		1,225,000	1,352,094
Listrindo Capital BV 4.95% 9/14/26 (c)		215,000	203,175
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		415,000	402,550
4.5% 9/15/27 (c)		290,000	273,325
NRG Energy, Inc. 5.75% 1/15/28 (c)		695,000	679,363
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		295,000	301,638
Talen Energy Supply LLC:
6.5% 6/1/25		460,000	324,300
10.5% 1/15/26 (c)		435,000	374,100
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		320,000	307,600
5% 1/31/28 (c)		320,000	303,600
6.625% 6/15/25 (b)(c)		418,000	449,350
The AES Corp.:
4% 3/15/21		460,000	463,027
4.5% 3/15/23		460,000	468,372
			13,663,326
TOTAL UTILITIES			15,352,513

TOTAL NONCONVERTIBLE BONDS			520,829,230

TOTAL CORPORATE BONDS
(Cost $518,295,574)			524,902,481

U.S. Government and Government Agency Obligations - 16.9%
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$165,151
5.375% 4/1/56		302,000	418,617

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			583,768

U.S. Treasury Obligations - 16.6%
U.S. Treasury Bonds:
stripped coupon 2/15/34		2,020,000	1,266,197
2.5% 2/15/46		3,344,000	3,036,732
2.75% 8/15/47		13,522,000	12,895,123
2.75% 11/15/47		2,450,000	2,336,978
2.875% 8/15/45		6,384,000	6,255,955
3% 11/15/44		582,000	584,644
3% 11/15/45		100,000	100,350
3% 5/15/47		900,000	902,445
3% 2/15/48		3,682,000	3,694,955
3.625% 2/15/44		9,514,000	10,639,390
4.25% 5/15/39		3,488,000	4,237,284
4.75% 2/15/37		8,287,000	10,592,133
5.25% 2/15/29 (i)		2,206,000	2,717,466
6.125% 8/15/29		2,023,000	2,682,627
6.25% 8/15/23 (j)		2,249,000	2,660,626
7.875% 2/15/21		200,000	230,579
U.S. Treasury Notes:
0.75% 7/15/19		1,522,000	1,494,020
0.875% 6/15/19		2,301,000	2,265,279
1.125% 9/30/21		9,774,000	9,334,857
1.25% 6/30/19		3,000,000	2,965,252
1.375% 7/31/19		7,243,800	7,164,645
1.375% 4/30/20		4,287,000	4,204,224
1.375% 8/31/23		500,000	469,040
1.5% 10/31/19		4,630,000	4,575,367
1.5% 7/15/20		3,268,000	3,206,648
1.5% 8/15/26		2,627,000	2,382,855
1.625% 7/31/20		1,500,000	1,475,703
1.625% 8/31/22		4,833,000	4,648,703
1.625% 5/31/23		760,000	724,537
1.75% 12/31/20		2,634,000	2,589,837
1.75% 5/31/22		2,500,000	2,423,684
1.75% 6/30/22		3,913,000	3,791,373
1.875% 1/31/22		3,691,000	3,606,545
1.875% 3/31/22		16,954,000	16,544,054
1.875% 7/31/22		6,969,000	6,780,076
2% 9/30/20		13,766,000	13,645,597
2% 1/15/21		6,831,000	6,759,942
2% 12/31/21		12,241,000	12,021,688
2% 10/31/22		4,900,000	4,783,664
2% 8/15/25		4,088,000	3,893,347
2% 11/15/26		6,060,000	5,711,341
2.125% 6/30/21		1,500,000	1,485,003
2.125% 12/31/22		591,000	579,406
2.125% 7/31/24		13,464,000	13,037,518
2.125% 11/30/24		8,746,000	8,446,507
2.125% 5/15/25		1,911,000	1,839,219
2.25% 2/29/20		1,000,000	999,419
2.25% 7/31/21		10,479,000	10,411,017
2.25% 12/31/24		10,244,000	9,965,939
2.25% 2/15/27		2,972,000	2,854,463
2.25% 8/15/27		2,954,000	2,830,288
2.25% 11/15/27		1,545,000	1,478,828
2.375% 5/15/27		1,276,000	1,237,078
2.625% 2/28/23		4,200,000	4,211,313
2.75% 2/15/28		1,350,000	1,349,670

TOTAL U.S. TREASURY OBLIGATIONS			253,021,430

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.9293% 12/7/20 (NCUA Guaranteed) (b)(g)		86,247	86,361
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.0295% 1/8/20 (NCUA Guaranteed) (b)(g)		182,867	183,275
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,489,010

TOTAL OTHER GOVERNMENT RELATED			3,758,646

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $261,822,225)			257,363,844

U.S. Government Agency - Mortgage Securities - 3.1%
Fannie Mae - 0.5%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(g)		808	833
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (b)(g)		700	720
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (b)(g)		5,365	5,541
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(g)		1,137	1,183
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(g)		1,483	1,539
12 month U.S. LIBOR + 1.617% 3.398% 3/1/33 (b)(g)		3,435	3,560
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(g)		1,829	1,901
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (b)(g)		2,771	2,850
12 month U.S. LIBOR + 1.725% 2.593% 6/1/42 (b)(g)		20,356	20,942
12 month U.S. LIBOR + 1.728% 3.478% 11/1/36 (b)(g)		1,602	1,696
12 month U.S. LIBOR + 1.745% 3.54% 7/1/35 (b)(g)		9,184	9,436
12 month U.S. LIBOR + 1.760% 3.56% 2/1/37 (b)(g)		12,643	13,003
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (b)(g)		81,979	85,078
12 month U.S. LIBOR + 1.800% 3.569% 7/1/41 (b)(g)		19,208	20,243
12 month U.S. LIBOR + 1.818% 2.686% 2/1/42 (b)(g)		116,049	120,255
12 month U.S. LIBOR + 1.818% 3.017% 9/1/41 (b)(g)		13,317	13,728
12 month U.S. LIBOR + 1.818% 3.259% 7/1/41 (b)(g)		14,928	15,729
12 month U.S. LIBOR + 1.830% 3.332% 10/1/41 (b)(g)		11,303	11,662
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (b)(g)		506	522
12 month U.S. LIBOR + 1.885% 3.637% 4/1/36 (b)(g)		8,123	8,623
12 month U.S. LIBOR + 2.176% 3.848% 8/1/35 (b)(g)		10,585	10,979
6 month U.S. LIBOR + 1.550% 3.05% 11/1/35 (b)(g)		8,702	8,873
6 month U.S. LIBOR + 1.550% 3.084% 9/1/33 (b)(g)		13,510	13,875
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (b)(g)		595	622
3% 4/1/48 (e)		2,300,000	2,243,874
4% 5/1/29		1,120,683	1,158,473
4.5% 11/1/25 to 6/1/41		706,886	744,254
5.5% 10/1/20 to 5/1/44		2,505,482	2,744,010
6% 1/1/34 to 6/1/36		291,624	325,668
6.5% 5/1/26 to 8/1/36		282,925	318,604

TOTAL FANNIE MAE			7,908,276

Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (b)(g)		2,999	3,074
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(g)		961	985
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(g)		4,708	4,825
12 month U.S. LIBOR + 1.665% 3.54% 7/1/36 (b)(g)		130,222	135,175
12 month U.S. LIBOR + 1.754% 3.068% 9/1/41 (b)(g)		112,646	117,846
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(g)		2,054	2,145
12 month U.S. LIBOR + 1.874% 3.642% 10/1/42 (b)(g)		66,814	70,218
12 month U.S. LIBOR + 1.877% 3.246% 4/1/41 (b)(g)		9,667	9,996
12 month U.S. LIBOR + 1.880% 3.055% 10/1/41 (b)(g)		90,674	94,719
12 month U.S. LIBOR + 1.880% 3.204% 9/1/41 (b)(g)		13,836	14,245
12 month U.S. LIBOR + 1.910% 3.271% 6/1/41 (b)(g)		12,718	13,404
12 month U.S. LIBOR + 1.910% 3.417% 5/1/41 (b)(g)		11,698	12,338
12 month U.S. LIBOR + 1.910% 3.579% 5/1/41 (b)(g)		15,808	16,693
12 month U.S. LIBOR + 1.910% 3.677% 6/1/41 (b)(g)		14,398	15,193
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(g)		3,241	3,422
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (b)(g)		2,020	2,062
6 month U.S. LIBOR + 1.647% 3.261% 2/1/37 (b)(g)		2,083	2,148
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (b)(g)		1,625	1,680
6 month U.S. LIBOR + 1.685% 3.188% 1/1/37 (b)(g)		12,066	12,464
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (b)(g)		2,884	2,983
6 month U.S. LIBOR + 1.746% 3.091% 5/1/37 (b)(g)		1,482	1,528
6 month U.S. LIBOR + 1.932% 3.339% 10/1/36 (b)(g)		9,613	9,975
6 month U.S. LIBOR + 1.976% 3.48% 10/1/35 (b)(g)		6,484	6,744
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (b)(g)		15,894	16,628
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (b)(g)		8,050	8,289
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (b)(g)		3,352	3,451
6 month U.S. LIBOR + 2.066% 3.563% 6/1/37 (b)(g)		2,197	2,300
6 month U.S. LIBOR + 2.755% 4.287% 10/1/35 (b)(g)		1,502	1,594
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.971% 6/1/33 (b)(g)		9,003	9,357
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(g)		4,695	4,981
6% 1/1/24		58,876	62,287
6.5% 9/1/21 to 3/1/22		9,737	10,214

TOTAL FREDDIE MAC			672,963

Ginnie Mae - 2.6%
6% 6/15/36		237,596	268,883
4.313% 8/20/61 (b)(k)		87,584	88,198
4.5% 4/1/48 (e)		6,800,000	7,072,942
4.5% 4/1/48 (e)		7,800,000	8,113,081
4.5% 4/1/48 (e)		500,000	520,069
4.5% 4/1/48 (e)		6,800,000	7,072,942
4.5% 5/1/48 (e)		7,300,000	7,579,610
4.5% 5/1/48 (e)		7,300,000	7,579,610
4.641% 2/20/62 (b)(k)		126,509	128,439
4.674% 2/20/62 (b)(k)		146,927	148,832
4.703% 1/20/62 (b)(k)		626,150	633,883
5.47% 8/20/59 (b)(k)		1,003	1,037

TOTAL GINNIE MAE			39,207,526

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $47,734,820)			47,788,765

Asset-Backed Securities - 1.0%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 1.468% 6/28/23 (b)(c)(g)		$1,747,053	$1,737,170
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.0736% 5/25/25 (b)(g)		621,152	620,670
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.1136% 5/28/30 (b)(g)		252,622	252,197
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.1036% 2/25/32 (b)(g)		277,553	277,147
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.4174% 4/25/22 (b)(g)		70,773	70,841
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.1715% 7/26/66 (b)(c)(g)		595,057	595,363
Class A2, 1 month U.S. LIBOR + 0.600% 2.4715% 7/26/66 (b)(c)(g)		980,000	986,051
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.250% 2.0615% 3/25/67 (b)(c)(g)		1,389,266	1,388,746
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 1.608% 7/28/21 (b)(g)		2,255,802	2,254,269
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.2152% 1/26/26 (b)(g)		6,547,989	6,564,308
TOTAL ASSET-BACKED SECURITIES
(Cost $14,741,175)			14,746,762

Collateralized Mortgage Obligations - 2.9%
U.S. Government Agency - 2.9%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.8015% 6/25/36 (b)(g)		244,607	248,139
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		13,127	14,061
Series 2005-19 Class PA, 5.5% 7/25/34		49,038	50,300
Series 2005-64 Class PX, 5.5% 6/25/35		64,869	68,591
Series 2005-68 Class CZ, 5.5% 8/25/35		310,957	340,458
Series 2010-118 Class PB, 4.5% 10/25/40		222,486	230,083
Series 2012-149:
Class DA, 1.75% 1/25/43		107,368	102,834
Class GA, 1.75% 6/25/42		105,994	101,343
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		47,621	49,645
Series 2004-52 Class KZ, 5.5% 7/25/34		583,173	635,787
Series 2004-91 Class Z, 5% 12/25/34		211,204	225,947
Series 2005-117 Class JN, 4.5% 1/25/36		19,897	20,718
Series 2005-14 Class ZB, 5% 3/25/35		85,883	92,069
Series 2006-72 Class CY, 6% 8/25/26		38,169	40,600
Series 2009-59 Class HB, 5% 8/25/39		127,566	136,728
Series 201-75 Class AL, 3.5% 8/25/26		929,000	948,805
Series 2010-97 Class CX, 4.5% 9/25/25		550,000	573,961
Series 2011-80:
Class HE, 3.5% 8/25/26		326,000	334,426
Class KB, 3.5% 8/25/26		507,000	518,614
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		6,324	208
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		8,695	263
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		115,043	11,424
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.7915% 3/25/36 (b)(g)		153,482	156,735
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		25,858	1,173
Series 2011-67 Class AI, 4% 7/25/26 (l)		35,809	3,242
Series 2012-27 Class EZ, 4.25% 3/25/42		408,536	425,487
Series 2016-26 Class CG, 3% 5/25/46		773,872	771,522
Freddie Mac:
floater:
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 2.2766% 6/15/18 (b)(g)		12	12
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.6766% 2/15/33 (b)(g)		77,936	79,553
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.1766% 3/15/34 (b)(g)		101,354	101,920
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		1,772	1,875
Series 2996 Class MK, 5.5% 6/15/35		3,544	3,808
Series 3415 Class PC, 5% 12/15/37		34,743	37,022
Series 3840 Class VA, 4.5% 9/15/27		191,830	193,687
Series 3857 Class ZP, 5% 5/15/41		180,005	205,191
Series 4135 Class AB, 1.75% 6/15/42		79,606	76,197
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		469,905	514,213
Series 2303 Class ZV, 6% 4/15/31		4,145	4,517
Series 2877 Class ZD, 5% 10/15/34		258,563	276,867
Series 3745 Class KV, 4.5% 12/15/26		360,288	378,233
Series 3806 Class L, 3.5% 2/15/26		453,000	465,006
Series 3862 Class MB, 3.5% 5/15/26		540,000	552,268
Series 3843 Class PZ, 5% 4/15/41		158,249	178,229
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		305,693	315,240
Series 4341 Class ML, 3.5% 11/15/31		426,665	434,474
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.3221% 7/20/37 (b)(g)		52,637	52,811
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.3021% 1/20/38 (b)(g)		12,991	13,034
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.6821% 8/20/38 (b)(g)		87,667	89,284
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.7221% 9/20/38 (b)(g)		73,175	74,647
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.3864% 11/16/39 (b)(g)		57,819	58,186
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.3164% 12/16/39 (b)(g)		44,096	44,324
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8969% 7/20/60 (b)(g)(k)		378,731	377,736
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.8618% 9/20/60 (b)(g)(k)		459,942	458,395
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.8618% 8/20/60 (b)(g)(k)		493,746	492,055
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.9418% 12/20/60 (b)(g)(k)		211,635	211,395
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 12/20/60 (b)(g)(k)		282,296	282,868
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.0747% 2/20/61 (b)(g)(k)		507,365	508,197
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.0647% 2/20/61 (b)(g)(k)		715,182	716,210
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 4/20/61 (b)(g)(k)		231,104	231,574
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.0618% 5/20/61 (b)(g)(k)		276,175	276,837
Class FC, 1 month U.S. LIBOR + 0.500% 2.0618% 5/20/61 (b)(g)(k)		254,031	254,586
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.1047% 6/20/61 (b)(g)(k)		322,896	323,744
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.1618% 10/20/61 (b)(g)(k)		363,823	365,499
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.2618% 11/20/61 (b)(g)(k)		316,170	318,570
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.2618% 1/20/62 (b)(g)(k)		207,261	208,764
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.1918% 1/20/62 (b)(g)(k)		304,017	305,729
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.1918% 3/20/62 (b)(g)(k)		188,682	189,677
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.2118% 5/20/61 (b)(g)(k)		124,766	124,969
Series 2013-H19 Class FD, 1 month U.S. LIBOR + 0.600% 2.1618% 8/20/63 (b)(g)(k)		172,620	173,283
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.0747% 6/20/64 (b)(g)(k)		1,493,554	1,496,968
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.8547% 5/20/63 (b)(g)(k)		458,073	458,143
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.7747% 4/20/63 (b)(g)(k)		533,086	532,865
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.9747% 12/20/62 (b)(g)(k)		512,314	512,762
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	675,158
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		74,684	8,725
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	495,402
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		199,257	196,652
Series 2013-H26 Class HA, 3.5% 9/20/63 (k)		929,574	937,031
Series 2014-H04 Class HA, 2.75% 2/20/64 (k)		2,081,034	2,072,777
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		276,856	274,052
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.0747% 9/20/62 (b)(g)(k)		897,029	899,363
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.2247% 11/20/65 (b)(g)(k)		186,706	187,303
Series 2004-22 Class M1, 5.5% 4/20/34		49,361	59,706
Series 2010-169 Class Z, 4.5% 12/20/40		399,468	422,289
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		606,830	617,989
Series 2010-H16 Class BA, 3.55% 7/20/60 (k)		3,007,496	3,021,530
Series 2010-H17 Class XP, 5.2953% 7/20/60 (b)(k)		650,666	664,252
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(k)		542,142	551,994
Series 2010-H22 Class LA, 3.75% 10/20/60 (k)		605,452	609,730
Series 2010-H28 Class KA, 3.75% 12/20/60 (k)		1,207,525	1,217,475
Series 2012-64 Class KI, 3.5% 11/20/36 (l)		57,376	4,320
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.2372% 4/20/39 (b)(m)		284,395	291,031
Class ST, 8.800% - 1 month U.S. LIBOR 6.3706% 8/20/39 (b)(m)		806,070	834,191
Series 2013-H01 Class FA, 1.65% 1/20/63 (k)		963,101	947,815
Series 2013-H07 Class JA, 1.75% 3/20/63 (k)		1,528,827	1,505,960
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		961,550	957,726
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		1,878,040	1,871,923
Class JA, 2.5% 6/20/65 (k)		231,728	230,846
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(k)		2,079,485	2,054,566
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (b)(g)(k)		1,211,025	1,217,689
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (b)(g)(k)		1,406,792	1,410,553
Series 2090-118 Class XZ, 5% 12/20/39		792,380	872,013
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $44,756,571)			44,184,648

Commercial Mortgage Securities - 2.3%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		3,198,739	3,096,485
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.8901% 7/25/20 (b)(g)		900,000	901,030
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.8701% 10/25/19 (b)(g)		1,800,000	1,799,999
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	267,098
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		1,600,000	1,581,029
Series K006 Class A2, 4.251% 1/25/20		1,042,000	1,067,370
Series K034 Class A1, 2.669% 2/25/23		759,793	753,392
Series K071 Class A2, 3.289% 11/25/27		800,000	801,203
Series K072 Class A2, 3.444% 12/25/27		1,873,000	1,898,507
Series K073 Class A2, 3.35% 1/25/28		3,000,000	3,020,066
Series K708 Class A2, 2.13% 1/25/19		1,967,962	1,961,183
Series K709 Class A2, 2.086% 3/25/19		1,080,000	1,075,130
Series K710 Class A2, 1.883% 5/25/19		919,000	913,327
Series K713 Class A2, 2.313% 3/25/20		280,000	277,838
Series K717 Class A2, 2.991% 9/25/21		2,612,000	2,619,444
Series K729 Class A1, 2.9184% 2/25/24		2,099,236	2,095,669
Series 2017-K727 Class A1, 2.632% 10/25/23		997,876	991,613
Series K504 Class A2, 2.566% 9/25/20		1,213,000	1,211,126
Series K704 Class A2, 2.412% 8/25/18		273,143	272,740
Series K706 Class A2, 2.323% 10/25/18		711,644	710,504
Series K724 Class A1, 2.776% 3/25/23		943,182	940,298
Series K726 Class A1, 2.596% 8/25/23		377,167	373,638
Series K728 Class A1, 2.741% 10/25/23		1,990,370	1,980,844
Series K730 Class A1, 3.447% 9/24/24		2,100,000	2,145,308
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.8814% 2/25/20 (b)(g)		2,634,000	2,642,475
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $35,831,397)			35,397,316

Foreign Government and Government Agency Obligations - 15.4%
Arab Republic of Egypt:
5.577% 2/21/23 (c)		585,000	593,307
5.875% 6/11/25		200,000	200,876
5.875% 6/11/25 (c)		200,000	200,876
6.125% 1/31/22 (c)		1,990,000	2,058,512
7.5% 1/31/27 (c)		215,000	232,663
7.903% 2/21/48 (c)		440,000	462,630
8.5% 1/31/47 (c)		685,000	763,433
Argentine Republic:
5.625% 1/26/22		2,340,000	2,373,930
6.875% 4/22/21		5,145,000	5,453,700
7.125% 6/28/2117 (c)		490,000	451,535
7.5% 4/22/26		2,340,000	2,496,780
Australian Commonwealth:
2.25% 11/21/22	AUD	6,650,000	5,094,621
2.25% 5/21/28 (Reg. S)	AUD	3,350,000	2,491,927
2.75% 10/21/19	AUD	2,400,000	1,866,092
Bahamian Republic 6% 11/21/28 (c)		280,000	290,500
Barbados Government:
7% 8/4/22 (c)		300,000	253,305
7.25% 12/15/21 (c)		35,000	30,100
Belarus Republic:
6.875% 2/28/23 (c)		795,000	841,810
7.625% 6/29/27 (c)		345,000	379,673
Belgian Kingdom 1.25% 4/22/33 (Reg. S)	EUR	2,700,000	3,378,945
Brazilian Federative Republic:
5.625% 1/7/41		740,000	726,125
7.125% 1/20/37		1,585,000	1,845,733
8.25% 1/20/34		1,815,000	2,285,103
10% 1/1/21	BRL	2,485,000	789,988
Buenos Aires Province:
6.5% 2/15/23 (c)		490,000	502,250
9.95% 6/9/21 (c)		785,000	874,812
10.875% 1/26/21 (c)		425,000	468,563
10.875% 1/26/21 (Reg. S)		2,030,000	2,238,075
Buoni del Tesoro Poliennali:
2% 2/1/28	EUR	1,200,000	1,506,121
2.2% 6/1/27	EUR	3,100,000	3,989,399
2.7% 3/1/47 (c)	EUR	1,050,000	1,277,099
Cameroon Republic 9.5% 11/19/25 (c)		440,000	504,416
Canadian Government:
0.5% 11/1/18	CAD	5,750,000	4,437,098
1% 9/1/22	CAD	2,050,000	1,527,122
1% 6/1/27	CAD	3,550,000	2,506,561
3.5% 12/1/45	CAD	2,400,000	2,345,419
City of Buenos Aires 8.95% 2/19/21 (c)		200,000	214,672
Colombian Republic:
7.375% 9/18/37		365,000	467,200
10.375% 1/28/33		630,000	999,495
Croatia Republic 5.5% 4/4/23 (c)		175,000	187,709
Danish Kingdom 1.75% 11/15/25	DKK	10,600,000	1,944,405
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		145,000	146,479
6.2% 5/11/27 (c)		100,000	98,367
6.25% 10/4/20 (c)		100,000	103,659
6.25% 7/27/21 (c)		210,000	217,726
Dominican Republic:
5.95% 1/25/27 (c)		470,000	491,150
6.6% 1/28/24 (c)		100,000	108,666
6.85% 1/27/45 (c)		290,000	312,475
6.875% 1/29/26 (c)		460,000	510,007
7.45% 4/30/44 (c)		450,000	508,500
Dutch Government 0.75% 7/15/28 (c)	EUR	3,450,000	4,291,239
Ecuador Republic:
8.875% 10/23/27 (c)		645,000	656,417
9.65% 12/13/26 (c)		400,000	422,000
El Salvador Republic:
7.375% 12/1/19 (c)		685,000	712,338
7.75% 1/24/23 (c)		100,000	108,845
French Government:
2.25% 5/25/24	EUR	1,200,000	1,666,178
4% 4/25/18	EUR	650,000	801,768
German Federal Republic:
0% 3/15/19	EUR	18,850,000	23,344,001
0.25% 2/15/27	EUR	450,000	547,922
2.5% 8/15/46	EUR	2,250,000	3,700,682
Ghana Republic 10.75% 10/14/30 (c)		75,000	97,988
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	343,798
Indonesian Republic:
7.75% 1/17/38 (c)		720,000	975,054
8.375% 3/15/24	IDR	10,539,000,000	836,342
8.5% 10/12/35 (Reg. S)		800,000	1,135,598
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		710,000	724,666
7.25% 4/15/19 (c)		1,295,000	1,318,632
8.25% 4/15/24 (c)		220,000	229,090
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	4,695,216
5.5% 12/4/23		1,628,000	1,858,354
Japan Government:
0.4% 3/20/56	JPY	628,000,000	5,005,292
0.9% 6/20/22	JPY	3,068,600,000	30,068,770
Jordanian Kingdom:
3% 6/30/25		1,179,000	1,186,619
7.375% 10/10/47 (c)		255,000	257,550
Kingdom of Norway 3.75% 5/25/21	NOK	6,000,000	825,334
Kingdom of Saudi Arabia 3.625% 3/4/28 (c)		285,000	270,650
Lebanese Republic:
5.15% 6/12/18		2,215,000	2,214,336
5.15% 11/12/18		1,513,000	1,512,788
5.45% 11/28/19		735,000	730,223
6% 5/20/19		1,025,000	1,026,025
6.375% 3/9/20		150,000	150,735
Malaysian Government 4.181% 7/15/24	MYR	2,985,000	783,248
Mongolian People's Republic 8.75% 3/9/24 (c)		685,000	769,326
New Zealand Government 6% 5/15/21	NZD	1,000,000	808,585
Panamanian Republic 9.375% 4/1/29		140,000	204,050
Peruvian Republic:
4% 3/7/27 (d)(n)		570,000	564,864
6.35% 8/12/28 (c)	PEN	365,000	126,895
8.2% 8/12/26 (Reg. S)	PEN	960,000	370,838
Plurinational State of Bolivia 5.95% 8/22/23 (c)		100,000	107,657
Province of Santa Fe 7% 3/23/23 (c)		990,000	1,013,423
Provincia de Cordoba:
7.125% 6/10/21 (c)		1,350,000	1,417,500
7.45% 9/1/24 (c)		695,000	730,793
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		93,750	95,409
Republic of Armenia:
6% 9/30/20 (c)		650,000	672,750
7.15% 3/26/25 (c)		400,000	441,784
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		2,000,000	1,912,000
6.752% 3/9/23 (c)		380,000	385,320
Republic of Kenya:
6.875% 6/24/24 (c)		100,000	104,404
7.25% 2/28/28 (c)		215,000	224,731
Republic of Nigeria:
6.5% 11/28/27 (c)		275,000	278,592
6.75% 1/28/21 (c)		90,000	94,744
7.625% 11/28/47 (c)		390,000	403,712
7.696% 2/23/38 (c)		270,000	284,164
Republic of Paraguay 5.6% 3/13/48 (c)		285,000	289,988
Republic of Senegal 6.75% 3/13/48 (c)		325,000	318,305
Republic of Serbia:
6.75% 11/1/24 (c)		404,545	406,032
7.25% 9/28/21 (c)		120,000	133,442
Republic of Singapore 3.25% 9/1/20	SGD	4,600,000	3,618,183
Russian Federation:
5.25% 6/23/47 (c)		1,400,000	1,398,320
5.625% 4/4/42 (c)		400,000	429,584
5.875% 9/16/43 (c)		280,000	311,150
6.7% 5/15/19	RUB	23,095,000	405,525
12.75% 6/24/28 (Reg. S)		1,845,000	3,072,073
Rwanda Republic 6.625% 5/2/23 (c)		400,000	412,580
South African Republic:
5.875% 9/16/25		200,000	212,990
10.5% 12/21/26	ZAR	5,440,000	531,191
Spanish Kingdom:
0.45% 10/31/22	EUR	850,000	1,063,476
1.45% 10/31/27	EUR	2,150,000	2,730,771
2.9% 10/31/46(Reg. S) (c)	EUR	750,000	1,064,858
State of Qatar 9.75% 6/15/30 (c)		200,000	299,750
Sultanate of Oman 6.75% 1/17/48 (c)		560,000	537,358
Sweden Kingdom 4.25% 3/12/19	SEK	21,700,000	2,722,072
Switzerland Confederation 3% 5/12/19	CHF	3,200,000	3,490,209
Turkish Republic:
4.875% 10/9/26		220,000	207,350
5.125% 3/25/22		585,000	596,396
5.625% 3/30/21		615,000	636,525
6% 3/25/27		350,000	354,403
6.25% 9/26/22		2,660,000	2,817,456
6.75% 5/30/40		250,000	255,154
6.875% 3/17/36		530,000	550,903
7% 6/5/20		230,000	243,692
7.25% 3/5/38		370,000	399,562
7.375% 2/5/25		540,000	598,427
8% 2/14/34		250,000	288,780
10.4% 3/27/19	TRY	900,000	221,732
11.875% 1/15/30		100,000	148,960
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		265,000	266,301
Ukraine Government:
1.471% 9/29/21		1,600,000	1,542,440
7.75% 9/1/20 (c)		1,590,000	1,665,302
7.75% 9/1/21 (c)		5,108,000	5,347,463
7.75% 9/1/22 (c)		3,796,000	3,955,432
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	7,850,000	11,038,000
4.25% 12/7/27	GBP	3,400,000	6,020,670
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	1,800,000	3,379,692
United Mexican States 6.05% 1/11/40		395,000	445,363
Uruguay Republic 7.875% 1/15/33 pay-in-kind		170,000	232,279
Venezuelan Republic:
oil recovery warrants 4/15/20 (o)		1,251	3,753
9.25% 9/15/27 (f)		2,325,000	747,953
11.95% 8/5/31 (Reg. S) (f)		840,000	276,108
12.75% 8/23/22 (f)		190,000	63,023
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.0625% 3/13/28 (b)(d)(g)		75,000	67,249
4.8% 11/19/24 (c)		200,000	203,924
5.5% 3/12/28 (d)		2,107,000	2,101,733
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $228,787,596)			235,682,730

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)
(Cost $636,443)		INR 40,800,000	621,094
		Shares	Value

Common Stocks - 4.6%
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (d)(p)		1,921	18,115
Exide Technologies (d)(p)		2,115	0
Exide Technologies (d)(p)		7,052	4,936
Lear Corp.		6,800	1,265,412
UC Holdings, Inc. (d)		33,750	813,375
			2,101,838
Automobiles - 0.1%
Fiat Chrysler Automobiles NV		34,200	701,784
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (p)(q)		2,218	36
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.		27,300	869,778
Extended Stay America, Inc. unit		32,600	644,502
Melco Crown Entertainment Ltd. sponsored ADR		42,900	1,243,242
MGM Mirage, Inc.		18,400	644,368
Penn National Gaming, Inc. (p)		27,600	724,776
Royal Caribbean Cruises Ltd.		6,000	706,440
Scientific Games Corp. Class A (p)		16,300	678,080
Wyndham Worldwide Corp.		6,300	720,909
			6,232,095
Household Durables - 0.1%
Lennar Corp.:
Class A		17,469	1,029,623
Class B		349	16,644
Newell Brands, Inc.		10,516	267,948
Toll Brothers, Inc.		15,700	679,025
			1,993,240
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. (p)		2,600	767,910
The Booking Holdings, Inc. (p)		400	832,156
			1,600,066
Media - 0.2%
Naspers Ltd. Class N		9,500	2,320,556
Sinclair Broadcast Group, Inc. Class A		40,300	1,261,390
			3,581,946
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG		3,095	748,891

TOTAL CONSUMER DISCRETIONARY			16,959,896

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Darling International, Inc. (p)		40,800	705,840
JBS SA		281,400	796,950
Reddy Ice Holdings, Inc. (p)		5,683	1,705
			1,504,495
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd.		6,562	62,339
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A		4,142	73,521
Class B		887	15,744
Crestwood Equity Partners LP		7,975	204,160
Goodrich Petroleum Corp. (p)		4,211	46,195
Pacific Exploration and Production Corp. (p)		17,976	502,438
Parsley Energy, Inc. Class A (p)		23,000	666,770
VNR Finance Corp.		4,091	38,251
VNR Finance Corp. (c)		19,701	184,204
			1,731,283

TOTAL ENERGY			1,793,622

FINANCIALS - 0.3%
Banks - 0.1%
Bank of America Corp.		36,200	1,085,638
JPMorgan Chase & Co.		10,000	1,099,700
			2,185,338
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (d)(p)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc. (p)		27,700	829,338
Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR (p)		30,400	834,480

TOTAL FINANCIALS			3,849,159

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc. (d)(p)		6,069	9,710
Pharmaceuticals - 0.1%
Allergan PLC		2,200	370,238
Jazz Pharmaceuticals PLC (p)		4,700	709,653
			1,079,891

TOTAL HEALTH CARE			1,089,601

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (p)		106,500	2,212,912
Building Products - 0.0%
Masco Corp.		9,000	363,960
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	1,271
Machinery - 0.0%
Allison Transmission Holdings, Inc.		13,000	507,780
Marine - 0.0%
U.S. Shipping Partners Corp. (d)(p)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (d)(p)		6,028	0
			0
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (p)		37,300	1,415,162
Penhall Acquisition Co.:
Class A (d)(p)		321	25,112
Class B (d)(p)		107	8,371
United Rentals, Inc. (p)		14,763	2,550,013
			3,998,658
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (d)		16,755	11,393
Class A2 (d)		16,755	11,393
Class A3 (d)		16,755	11,393
Class A4 (d)		16,755	11,393
Class A5 (d)		16,755	11,393
Class A6 (d)		16,755	11,393
Class A7 (d)		16,755	11,393
Class A8 (d)		16,755	11,393
Class A9 (d)		16,755	11,393
			102,537

TOTAL INDUSTRIALS			7,187,118

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 0.0%
CDW Corp.		8,600	604,666
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (p)		22,300	4,092,942
Alphabet, Inc. Class A (p)		2,600	2,696,564
Facebook, Inc. Class A (p)		10,800	1,725,732
			8,515,238
IT Services - 0.5%
EPAM Systems, Inc. (p)		8,700	996,324
First Data Corp. Class A (p)		56,300	900,800
Global Payments, Inc.		9,100	1,014,832
MasterCard, Inc. Class A		8,900	1,558,924
PayPal Holdings, Inc. (p)		19,200	1,456,704
Visa, Inc. Class A		8,800	1,052,656
			6,980,240
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Ltd.		5,800	1,366,770
Cypress Semiconductor Corp.		309	5,241
MagnaChip Semiconductor Corp. (p)		2,669	25,622
Marvell Technology Group Ltd.		34,400	722,400
Microchip Technology, Inc. (r)		7,800	712,608
Micron Technology, Inc. (p)		25,000	1,303,500
NVIDIA Corp.		3,200	741,088
ON Semiconductor Corp. (p)		65,900	1,611,914
Qorvo, Inc. (p)		9,095	640,743
Skyworks Solutions, Inc.		12,600	1,263,276
			8,393,162
Software - 0.2%
Adobe Systems, Inc. (p)		7,700	1,663,816
Electronic Arts, Inc. (p)		10,000	1,212,400
Take-Two Interactive Software, Inc. (p)		6,600	645,348
			3,521,564

TOTAL INFORMATION TECHNOLOGY			28,014,870

MATERIALS - 0.4%
Chemicals - 0.2%
DowDuPont, Inc.		11,000	700,810
LyondellBasell Industries NV Class A		17,800	1,881,104
The Chemours Co. LLC		22,900	1,115,459
			3,697,373
Containers & Packaging - 0.1%
Crown Holdings, Inc. (p)		14,300	725,725
Metals & Mining - 0.1%
Aleris Corp. (d)(p)		2,037	5,901
First Quantum Minerals Ltd.		65,200	915,487
Freeport-McMoRan, Inc.		50,800	892,556
			1,813,944

TOTAL MATERIALS			6,237,042

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (p)		34,700	2,118,088
UTILITIES - 0.1%
Electric Utilities - 0.1%
Portland General Electric Co.		140	5,671
Vistra Energy Corp. (p)		34,600	720,718
			726,389
TOTAL COMMON STOCKS
(Cost $55,603,604)			69,480,280

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (d)(p)		2,286	19,454
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (d)(p)(q)		8,042,141	80,421
TOTAL PREFERRED STOCKS
(Cost $303,071)			99,875
		Principal Amount(a)	Value

Bank Loan Obligations - 1.3%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (b)(g)		305,000	308,813
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 9/7/23 (b)(g)		928,562	726,990
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(d)		65,763	66,257
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 8.302% 2/21/21 (b)(g)		534,861	447,053
			513,310
Oil, Gas & Consumable Fuels - 0.7%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 11.75% 11/26/18 (b)(g)		1	1
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0389% 6/22/24 (b)(g)		456,550	458,833
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.2288% 12/31/21 (b)(g)		5,165,000	5,828,393
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5721% 12/31/22 (b)(g)		2,090,000	2,118,090
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (b)(g)		2,030,000	2,153,607
			10,558,924

TOTAL ENERGY			11,072,234

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (b)(g)		150,000	150,626
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/3/23 (b)(g)		185,620	187,064
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (b)(g)		155,000	155,775

TOTAL INDUSTRIALS			342,839

INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.3769% 9/29/24 (b)(g)		243,775	246,110
3 month U.S. LIBOR + 8.500% 10.3769% 9/29/25 (b)(g)		1,445,000	1,460,173
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 3/21/25 (g)(s)		675,000	677,531
			2,383,814
Software - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (b)(g)		649,344	642,545
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (b)(g)		288,550	288,155
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (b)(g)		200,000	202,126
3 month U.S. LIBOR + 8.000% 9.7723% 10/31/25 (b)(g)		250,000	251,953
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (b)(g)		1,090,000	1,129,055
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.13% 1/20/24 (b)(g)		168,394	165,263
3 month U.S. LIBOR + 9.000% 10.88% 1/20/25 (b)(g)		535,000	510,390
			3,189,487

TOTAL INFORMATION TECHNOLOGY			5,573,301

MATERIALS - 0.1%
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (f)(g)		267,300	336,798
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 4/16/20 (b)(g)		1,236,146	1,044,543
			1,381,341
TOTAL BANK LOAN OBLIGATIONS
(Cost $19,002,282)			19,556,144
		Shares	Value

Fixed-Income Funds - 9.1%
Fidelity Floating Rate Central Fund (t)
(Cost $140,463,059)		1,349,411	139,299,698
		Principal Amount(a)	Value

Preferred Securities - 3.7%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		1,585,000	1,621,845
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (b)(h)		1,550,000	1,572,320
DCP Midstream Partners LP 7.375% (b)(h)		775,000	792,849
Summit Midstream Partners LP 9.5% (b)(h)		775,000	809,236
Sunoco Logistics Partners LP:
6.25% (b)(h)		3,335,000	3,215,004
6.625% (b)(h)		1,370,000	1,314,582
			7,703,991
FINANCIALS - 3.0%
Banks - 2.7%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(h)		675,000	704,271
Banco Do Brasil SA 9% (b)(c)(h)		1,210,000	1,326,250
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		675,000	731,027
Bank of America Corp.:
3 month U.S. LIBOR + 0.000% 5.875% (b)(g)(h)		3,940,000	3,975,548
5.125% (b)(h)		1,345,000	1,380,352
5.2% (b)(h)		3,067,000	3,104,680
6.25% (b)(h)		1,410,000	1,501,207
Barclays Bank PLC 7.625% 11/21/22		895,000	1,006,824
Citigroup, Inc.:
5.8% (b)(h)		1,130,000	1,194,004
5.9% (b)(h)		1,455,000	1,511,140
5.95% (b)(h)		2,675,000	2,780,465
6.25% (b)(h)		920,000	978,898
6.3% (b)(h)		270,000	288,250
Huntington Bancshares, Inc. 3 month U.S. LIBOR + 0.000% 5.7% (b)(g)(h)		615,000	620,568
Itau Unibanco Holding SA 6.125% (b)(c)(h)		865,000	864,415
JPMorgan Chase & Co.:
5% (b)(h)		1,615,000	1,649,449
5.3% (b)(h)		865,000	907,478
6% (b)(h)		6,524,000	6,791,673
6.125% (b)(h)		850,000	912,258
6.75% (b)(h)		400,000	440,801
Royal Bank of Scotland Group PLC 8.625% (b)(h)		2,190,000	2,379,914
Wells Fargo & Co.:
5.875% (b)(h)		2,600,000	2,780,102
5.9% (b)(h)		3,065,000	3,210,414
			41,039,988
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5% (b)(h)		1,545,000	1,534,744
5.375% (b)(h)		1,665,000	1,744,361
5.7% (b)(h)		1,701,000	1,770,927
			5,050,032
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (c)(h)		399,600	409,232

TOTAL FINANCIALS			46,499,252

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (c)(h)		2,065,000	761,292
7.5% (Reg. S) (h)		100,000	36,867
			798,159
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(h)		300,000	311,689
TOTAL PREFERRED SECURITIES
(Cost $56,400,228)			56,934,936
		Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 1.72% (u)		110,230,164	110,252,210
Fidelity Securities Lending Cash Central Fund 1.72% (u)(v)		715,957	716,100
TOTAL MONEY MARKET FUNDS
(Cost $110,961,276)			110,968,310

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	$134,559
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	4,800,000	156,878
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	11,700,000	471,477
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	42,366

TOTAL PUT OPTIONS			805,280

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	67,311
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	4,800,000	142,321
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	11,700,000	259,198
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	24,102

TOTAL CALL OPTIONS			492,932

TOTAL PURCHASED SWAPTIONS
(Cost $1,292,986)			1,298,212
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $1,536,632,307)			1,558,325,095
NET OTHER ASSETS (LIABILITIES) - (2.1)%			(32,031,715)
NET ASSETS - 100%			$1,526,293,380

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
4.5% 4/1/48	$(7,300,000)	$(7,593,012)
4.5% 4/1/48	(7,300,000)	(7,593,012)
4.5% 4/1/48	(500,000)	(520,069)
4.5% 4/1/48	(6,800,000)	(7,072,942)
TOTAL TBA SALE COMMITMENTS
(Proceeds $22,737,362)		$(22,779,035)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	5,230,000	$(133,605)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	5,230,000	(204,486)
TOTAL WRITTEN SWAPTIONS			$(338,091)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	8	June 2018	$969,125	$10,296	$10,296
CBOT 2-Year U.S. Treasury Note Contracts (United States)	34	June 2018	7,228,719	4,715	4,715
CBOT 5-Year U.S. Treasury Note Contracts (United States)	77	June 2018	8,813,492	5,853	5,853
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	18	June 2018	2,888,438	95,726	95,726
TOTAL FUTURES CONTRACTS					$116,590

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	$2,900,000	$16,217	$0	$16,217

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

ZAR – South African rand

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $314,040,780 or 20.6% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $101,012.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $120,669.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (o) Quantity represents share amount.

 (p) Non-income producing

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,457 or 0.0% of net assets.

 (r) Security or a portion of the security is on loan at period end.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Tricer Holdco SCA	12/19/16 - 01/29/18	$286,754

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$445,852
Fidelity Floating Rate Central Fund	1,512,732
Fidelity Securities Lending Cash Central Fund	58
Total	$1,958,642

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$107,568,078	$31,512,650	$--	$--	$218,970	$139,299,698	6.2%
Total	$107,568,078	$31,512,650	$--	$--	$218,970	$139,299,698

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$16,959,896	$16,123,434	$36	$836,426
Consumer Staples	1,523,949	1,504,495	--	19,454
Energy	1,793,622	1,793,622	--	--
Financials	3,849,159	3,849,156	--	3
Health Care	1,089,601	1,079,891	--	9,710
Industrials	7,267,539	7,051,098	--	216,441
Information Technology	28,014,870	28,014,870	--	--
Materials	6,237,042	6,231,141	--	5,901
Telecommunication Services	2,118,088	2,118,088	--	--
Utilities	726,389	726,389	--	--
Corporate Bonds	524,902,481	--	524,384,321	518,160
U.S. Government and Government Agency Obligations	257,363,844	--	257,363,844	--
U.S. Government Agency - Mortgage Securities	47,788,765	--	47,788,765	--
Asset-Backed Securities	14,746,762	--	14,746,762	--
Collateralized Mortgage Obligations	44,184,648	--	44,184,648	--
Commercial Mortgage Securities	35,397,316	--	35,397,316	--
Foreign Government and Government Agency Obligations	235,682,730	--	232,948,884	2,733,846
Supranational Obligations	621,094	--	621,094	--
Bank Loan Obligations	19,556,144	--	19,489,887	66,257
Fixed-Income Funds	139,299,698	139,299,698	--	--
Preferred Securities	56,934,936	--	56,934,936	--
Money Market Funds	110,968,310	110,968,310	--	--
Purchased Swaptions	1,298,212	--	1,298,212	--
Total Investments in Securities:	$1,558,325,095	$318,760,192	$1,235,158,705	$4,406,198
Derivative Instruments:
Assets
Futures Contracts	$116,590	$116,590	$--	$--
Swaps	16,217	--	16,217	--
Total Assets	$132,807	$116,590	$16,217	$--
Liabilities
Written Swaptions	$(338,091)	$--	$(338,091)	$--
Total Liabilities	$(338,091)	$--	$(338,091)	$--
Total Derivative Instruments:	$(205,284)	$116,590	$(321,874)	$--
Other Financial Instruments:
TBA Sale Commitments	$(22,779,035)	$--	$(22,779,035)	$--
Total Other Financial Instruments:	$(22,779,035)	$--	$(22,779,035)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

March 31, 2018

VIPFINC-QTLY-0518
1.830282.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	28,684	$994,460
VIP Equity-Income Portfolio Initial Class (a)	48,331	1,051,677
VIP Growth & Income Portfolio Initial Class (a)	57,967	1,198,172
VIP Growth Portfolio Initial Class (a)	15,626	1,024,770
VIP Mid Cap Portfolio Initial Class (a)	8,112	289,340
VIP Value Portfolio Initial Class (a)	50,616	769,360
VIP Value Strategies Portfolio Initial Class (a)	27,853	366,546
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,545,799)		5,694,325

International Equity Funds - 9.9%
VIP Emerging Markets Portfolio Initial Class (a)	127,373	1,566,688
VIP Overseas Portfolio Initial Class (a)	116,345	2,622,408
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,956,306)		4,189,096

Bond Funds - 43.8%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	72,833	927,887
VIP High Income Portfolio Initial Class (a)	158,482	847,880
VIP Investment Grade Bond Portfolio Initial Class (a)	1,337,443	16,704,658
TOTAL BOND FUNDS
(Cost $18,706,622)		18,480,425

Short-Term Funds - 32.8%
VIP Government Money Market Portfolio Initial Class 1.44% (a)(b)
(Cost $13,873,653)	13,873,653	13,873,653
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $40,082,380)		42,237,499
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,211)
NET ASSETS - 100%		$42,234,288

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$907,985	$128,344	$72,418	$6,380	$(2,042)	$(33,982)	$927,887
VIP Contrafund Portfolio Initial Class	1,030,804	204,721	164,857	84,146	15,443	(91,651)	994,460
VIP Emerging Markets Portfolio Initial Class	1,607,941	225,473	282,778	839	50,505	(34,453)	1,566,688
VIP Equity-Income Portfolio Initial Class	1,086,849	218,296	163,293	46,881	3,413	(93,588)	1,051,677
VIP Government Money Market Portfolio Initial Class 1.44%	13,710,985	1,593,236	1,430,568	40,571	--	--	13,873,653
VIP Growth & Income Portfolio Initial Class	1,246,930	250,390	197,252	64,565	25,736	(127,632)	1,198,172
VIP Growth Portfolio Initial Class	1,049,451	257,992	183,884	139,485	43,818	(142,607)	1,024,770
VIP High Income Portfolio Initial Class	841,795	106,146	85,005	7,433	(683)	(14,373)	847,880
VIP Investment Grade Bond Portfolio Initial Class	16,519,556	2,026,854	1,448,245	161,242	(22,671)	(370,836)	16,704,658
VIP Mid Cap Portfolio Initial Class	302,048	58,060	49,098	23,869	4,035	(25,705)	289,340
VIP Overseas Portfolio Initial Class	2,734,339	352,892	437,053	885	49,700	(77,470)	2,622,408
VIP Value Portfolio Initial Class	798,503	140,579	117,779	26,995	6,266	(58,209)	769,360
VIP Value Strategies Portfolio Initial Class	389,937	56,567	51,415	11,785	633	(29,176)	366,546
	$42,227,123	$5,619,550	$4,683,645	$615,076	$174,153	$(1,099,682)	$42,237,499

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

March 31, 2018

VIPF2005-QTLY-0518
1.830285.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	10,172	$352,678
VIP Equity-Income Portfolio Initial Class (a)	16,865	366,984
VIP Growth & Income Portfolio Initial Class (a)	20,294	419,477
VIP Growth Portfolio Initial Class (a)	5,505	361,008
VIP Mid Cap Portfolio Initial Class (a)	2,888	103,009
VIP Value Portfolio Initial Class (a)	17,584	267,283
VIP Value Strategies Portfolio Initial Class (a)	9,905	130,355
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,656,727)		2,000,794

International Equity Funds - 12.9%
VIP Emerging Markets Portfolio Initial Class (a)	38,353	471,744
VIP Overseas Portfolio Initial Class (a)	37,137	837,067
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,029,288)		1,308,811

Bond Funds - 40.7%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	17,544	223,516
VIP High Income Portfolio Initial Class (a)	38,209	204,417
VIP Investment Grade Bond Portfolio Initial Class (a)	296,176	3,699,235
TOTAL BOND FUNDS
(Cost $4,177,829)		4,127,168

Short-Term Funds - 26.7%
VIP Government Money Market Portfolio Initial Class 1.44% (a)(b)
(Cost $2,713,257)	2,713,257	2,713,257
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,577,101)		10,150,030
NET OTHER ASSETS (LIABILITIES) - 0.0%		(112)
NET ASSETS - 100%		$10,149,918

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$195,344	$44,042	$7,919	$1,486	$(327)	$(7,624)	$223,516
VIP Contrafund Portfolio Initial Class	335,492	77,953	32,292	29,552	(428)	(28,047)	352,678
VIP Emerging Markets Portfolio Initial Class	441,488	74,132	46,414	250	718	1,820	471,744
VIP Equity-Income Portfolio Initial Class	353,732	76,798	30,590	16,466	(506)	(32,450)	366,984
VIP Government Money Market Portfolio Initial Class 1.44%	2,404,539	417,550	108,832	7,664	--	--	2,713,257
VIP Growth & Income Portfolio Initial Class	405,682	89,479	38,209	22,676	(616)	(36,859)	419,477
VIP Growth Portfolio Initial Class	341,649	98,496	42,417	48,986	(398)	(36,322)	361,008
VIP High Income Portfolio Initial Class	184,319	30,562	6,712	1,773	(56)	(3,696)	204,417
VIP Investment Grade Bond Portfolio Initial Class	3,307,006	607,836	132,147	35,414	(2,614)	(80,846)	3,699,235
VIP Mid Cap Portfolio Initial Class	98,300	22,479	9,692	8,384	(156)	(7,922)	103,009
VIP Overseas Portfolio Initial Class	803,667	121,918	76,632	281	277	(12,163)	837,067
VIP Value Portfolio Initial Class	259,879	48,139	21,680	9,482	(300)	(18,755)	267,283
VIP Value Strategies Portfolio Initial Class	126,922	22,426	8,618	4,139	(172)	(10,203)	130,355
Total	$9,258,019	$1,731,810	$562,154	$186,553	$(4,578)	$(273,067)	$10,150,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

March 31, 2018

VIPF2010-QTLY-0518
1.830288.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	401,524	$13,920,833
VIP Equity-Income Portfolio Initial Class (a)	666,353	14,499,839
VIP Growth & Income Portfolio Initial Class (a)	801,531	16,567,636
VIP Growth Portfolio Initial Class (a)	216,840	14,220,387
VIP Mid Cap Portfolio Initial Class (a)	114,676	4,090,491
VIP Value Portfolio Initial Class (a)	695,573	10,572,714
VIP Value Strategies Portfolio Initial Class (a)	391,744	5,155,348
TOTAL DOMESTIC EQUITY FUNDS
(Cost $56,931,607)		79,027,248

International Equity Funds - 15.8%
VIP Emerging Markets Portfolio Initial Class (a)	1,392,663	17,129,756
VIP Overseas Portfolio Initial Class (a)	1,387,530	31,274,919
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,521,652)		48,404,675

Bond Funds - 37.3%
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	531,984	6,777,473
VIP High Income Portfolio Initial Class (a)	1,161,504	6,214,045
VIP Investment Grade Bond Portfolio Initial Class (a)	8,130,113	101,545,116
TOTAL BOND FUNDS
(Cost $116,208,018)		114,536,634

Short-Term Funds - 21.1%
VIP Government Money Market Portfolio Initial Class 1.44% (a)(b)
(Cost $64,834,362)	64,834,362	64,834,362
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $271,495,639)		306,802,919
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52,404)
NET ASSETS - 100%		$306,750,515

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	$6,748,543	$525,678	$220,014	$47,969	$(5,833)	$(270,901)	$6,777,473
VIP Contrafund Portfolio Initial Class	14,831,156	1,463,946	1,253,273	1,233,080	254,524	(1,375,520)	13,920,833
VIP Emerging Markets Portfolio Initial Class	17,944,758	835,519	1,823,142	9,534	447,513	(274,892)	17,129,756
VIP Equity-Income Portfolio Initial Class	15,636,506	1,294,086	1,113,470	689,509	60,717	(1,378,000)	14,499,839
VIP Government Money Market Portfolio Initial Class 1.44%	64,233,154	3,318,272	2,717,064	192,560	--	--	64,834,362
VIP Growth & Income Portfolio Initial Class	17,936,671	1,567,114	1,448,222	948,352	388,305	(1,876,232)	16,567,636
VIP Growth Portfolio Initial Class	15,102,658	2,278,614	1,713,381	2,042,170	635,622	(2,083,126)	14,220,387
VIP High Income Portfolio Initial Class	6,276,464	258,570	204,918	56,956	(5,006)	(111,065)	6,214,045
VIP Investment Grade Bond Portfolio Initial Class	101,851,657	6,167,510	3,964,119	1,036,921	(44,719)	(2,465,213)	101,545,116
VIP Mid Cap Portfolio Initial Class	4,345,428	419,316	352,465	351,976	52,143	(373,931)	4,090,491
VIP Overseas Portfolio Initial Class	33,672,209	672,527	2,698,869	11,158	413,172	(784,120)	31,274,919
VIP Value Portfolio Initial Class	11,487,777	604,726	759,581	397,989	79,489	(839,697)	10,572,714
VIP Value Strategies Portfolio Initial Class	5,610,145	260,414	296,771	173,305	6,920	(425,360)	5,155,348
Total	$315,677,126	$19,666,292	$18,565,289	$7,191,479	$2,282,847	$(12,258,057)	$306,802,919

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

March 31, 2018

VIPF2015-QTLY-0518
1.830292.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	153,724	$5,329,628
VIP Equity-Income Portfolio Initial Class (a)	254,566	5,539,364
VIP Growth & Income Portfolio Initial Class (a)	306,110	6,327,290
VIP Growth Portfolio Initial Class (a)	82,630	5,418,880
VIP Mid Cap Portfolio Initial Class (a)	43,636	1,556,495
VIP Value Portfolio Initial Class (a)	265,981	4,042,915
VIP Value Strategies Portfolio Initial Class (a)	149,446	1,966,714
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,780,268)		30,181,286

International Equity Funds - 18.5%
VIP Emerging Markets Portfolio Initial Class (a)	483,987	5,953,039
VIP Overseas Portfolio Initial Class (a)	510,319	11,502,583
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,514,124)		17,455,622

Bond Funds - 33.8%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	164,144	2,091,191
VIP High Income Portfolio Initial Class (a)	359,742	1,924,618
VIP Investment Grade Bond Portfolio Initial Class (a)	2,232,366	27,882,248
TOTAL BOND FUNDS
(Cost $31,753,873)		31,898,057

Short-Term Funds - 15.7%
VIP Government Money Market Portfolio Initial Class 1.44% (a)(b)
(Cost $14,837,913)	14,837,913	14,837,913
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $76,886,178)		94,372,878
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,157)
NET ASSETS - 100%		$94,351,721

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$2,120,635	$220,819	$161,492	$14,938	$(5,488)	$(83,283)	$2,091,191
VIP Contrafund Portfolio Initial Class	5,794,662	594,341	620,800	482,734	101,158	(539,733)	5,329,628
VIP Emerging Markets Portfolio Initial Class	6,382,076	262,890	751,865	3,418	185,626	(125,688)	5,953,039
VIP Equity-Income Portfolio Initial Class	6,109,403	533,403	593,233	268,994	(6,288)	(503,921)	5,539,364
VIP Government Money Market Portfolio Initial Class 1.44%	14,959,255	1,011,408	1,132,750	44,511	--	--	14,837,913
VIP Growth & Income Portfolio Initial Class	7,008,599	634,137	738,095	370,438	173,057	(750,408)	6,327,290
VIP Growth Portfolio Initial Class	5,900,626	914,487	830,043	800,208	271,561	(837,751)	5,418,880
VIP High Income Portfolio Initial Class	1,985,779	108,705	133,190	18,031	(1,046)	(35,630)	1,924,618
VIP Investment Grade Bond Portfolio Initial Class	28,656,794	2,096,544	2,164,349	288,445	(19,074)	(687,667)	27,882,248
VIP Mid Cap Portfolio Initial Class	1,698,024	169,449	186,444	136,964	24,094	(148,628)	1,556,495
VIP Overseas Portfolio Initial Class	12,708,972	272,891	1,341,616	4,206	167,397	(305,061)	11,502,583
VIP Value Portfolio Initial Class	4,488,546	271,924	423,473	154,900	35,921	(330,003)	4,042,915
VIP Value Strategies Portfolio Initial Class	2,192,051	109,604	172,736	67,622	3,791	(165,996)	1,966,714
Total	$100,005,422	$7,200,602	$9,250,086	$2,655,409	$930,709	$(4,513,769)	$94,372,878

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

March 31, 2018

VIPF2020-QTLY-0518
1.830298.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,410,282	$48,894,484
VIP Equity-Income Portfolio Initial Class (a)	2,344,021	51,005,906
VIP Growth & Income Portfolio Initial Class (a)	2,817,247	58,232,491
VIP Growth Portfolio Initial Class (a)	757,902	49,703,228
VIP Mid Cap Portfolio Initial Class (a)	402,980	14,374,288
VIP Value Portfolio Initial Class (a)	2,452,651	37,280,289
VIP Value Strategies Portfolio Initial Class (a)	1,372,564	18,062,937
TOTAL DOMESTIC EQUITY FUNDS
(Cost $185,914,520)		277,553,623

International Equity Funds - 20.6%
VIP Emerging Markets Portfolio Initial Class (a)	4,215,097	51,845,691
VIP Overseas Portfolio Initial Class (a)	4,575,625	103,134,596
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $106,187,751)		154,980,287

Bond Funds - 31.1%
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,311,072	16,703,052
VIP High Income Portfolio Initial Class (a)	2,877,832	15,396,400
VIP Investment Grade Bond Portfolio Initial Class (a)	16,133,954	201,513,091
TOTAL BOND FUNDS
(Cost $238,566,539)		233,612,543

Short-Term Funds - 11.4%
VIP Government Money Market Portfolio Initial Class 1.44% (a)(b)
(Cost $85,778,577)	85,778,577	85,778,577
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $616,447,387)		751,925,030
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125,882)
NET ASSETS - 100%		$751,799,148

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	$16,414,453	$1,525,713	$555,924	$118,023	$(15,236)	$(665,954)	$16,703,052
VIP Contrafund Portfolio Initial Class	51,180,559	5,033,929	3,296,236	4,338,139	598,763	(4,622,531)	48,894,484
VIP Emerging Markets Portfolio Initial Class	53,405,909	2,375,867	4,379,977	28,910	1,193,195	(749,303)	51,845,691
VIP Equity-Income Portfolio Initial Class	53,960,420	4,484,440	2,747,539	2,425,632	118,054	(4,809,469)	51,005,906
VIP Government Money Market Portfolio Initial Class 1.44%	83,819,484	5,366,493	3,407,400	253,893	--	--	85,778,577
VIP Growth & Income Portfolio Initial Class	61,900,208	5,382,482	3,739,097	3,336,774	922,726	(6,233,828)	58,232,491
VIP Growth Portfolio Initial Class	52,116,402	7,890,170	5,128,176	7,178,318	1,691,281	(6,866,449)	49,703,228
VIP High Income Portfolio Initial Class	15,320,487	805,701	439,340	141,285	(7,678)	(282,770)	15,396,400
VIP Investment Grade Bond Portfolio Initial Class	200,510,616	14,299,013	8,304,336	2,058,831	(108,147)	(4,884,055)	201,513,091
VIP Mid Cap Portfolio Initial Class	14,996,962	1,441,595	909,570	1,238,893	105,323	(1,260,022)	14,374,288
VIP Overseas Portfolio Initial Class	109,627,518	1,509,908	6,669,074	37,014	1,150,059	(2,483,815)	103,134,596
VIP Value Portfolio Initial Class	39,644,129	2,216,818	1,863,810	1,398,400	103,520	(2,820,368)	37,280,289
VIP Value Strategies Portfolio Initial Class	19,360,794	870,603	685,415	608,129	(7,451)	(1,475,594)	18,062,937
Total	$772,257,941	$53,202,732	$42,125,894	$23,162,241	$5,744,409	$(37,154,158)	$751,925,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

March 31, 2018

VIPF2025-QTLY-0518
1.830299.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	362,252	$12,559,282
VIP Equity-Income Portfolio Initial Class (a)	600,267	13,061,820
VIP Growth & Income Portfolio Initial Class (a)	721,439	14,912,146
VIP Growth Portfolio Initial Class (a)	194,056	12,726,192
VIP Mid Cap Portfolio Initial Class (a)	102,905	3,670,614
VIP Value Portfolio Initial Class (a)	628,146	9,547,823
VIP Value Strategies Portfolio Initial Class (a)	352,736	4,642,003
TOTAL DOMESTIC EQUITY FUNDS
(Cost $56,959,730)		71,119,880

International Equity Funds - 22.4%
VIP Emerging Markets Portfolio Initial Class (a)	1,041,362	12,808,756
VIP Overseas Portfolio Initial Class (a)	1,157,228	26,083,930
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $28,768,671)		38,892,686

Bond Funds - 27.7%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	303,037	3,860,685
VIP High Income Portfolio Initial Class (a)	666,483	3,565,684
VIP Investment Grade Bond Portfolio Initial Class (a)	3,250,658	40,600,719
TOTAL BOND FUNDS
(Cost $49,228,468)		48,027,088

Short-Term Funds - 8.9%
VIP Government Money Market Portfolio Initial Class 1.44% (a)(b)
(Cost $15,449,727)	15,449,727	15,449,727
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $150,406,596)		173,489,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,640)
NET ASSETS - 100%		$173,476,741

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$3,650,639	$536,144	$176,062	$26,592	$(5,683)	$(144,353)	$3,860,685
VIP Contrafund Portfolio Initial Class	12,529,525	1,891,166	836,690	1,083,818	22,466	(1,047,185)	12,559,282
VIP Emerging Markets Portfolio Initial Class	12,602,774	1,120,142	1,000,393	6,995	129,098	(42,865)	12,808,756
VIP Equity-Income Portfolio Initial Class	13,210,302	1,787,058	748,997	603,958	8,585	(1,195,128)	13,061,820
VIP Government Money Market Portfolio Initial Class 1.44%	14,325,459	1,750,345	626,077	44,478	--	--	15,449,727
VIP Growth & Income Portfolio Initial Class	15,154,989	2,089,691	986,292	831,726	44,752	(1,390,994)	14,912,146
VIP Growth Portfolio Initial Class	12,758,175	2,622,222	1,335,684	1,796,540	120,399	(1,438,920)	12,726,192
VIP High Income Portfolio Initial Class	3,385,124	366,026	119,405	31,819	(1,007)	(65,054)	3,565,684
VIP Investment Grade Bond Portfolio Initial Class	38,578,058	4,848,246	1,857,702	405,393	(33,639)	(934,244)	40,600,719
VIP Mid Cap Portfolio Initial Class	3,671,517	543,995	254,024	307,518	18,231	(309,105)	3,670,614
VIP Overseas Portfolio Initial Class	26,477,607	1,705,712	1,742,975	9,096	57,839	(414,253)	26,083,930
VIP Value Portfolio Initial Class	9,705,542	1,052,184	522,986	347,796	1,165	(688,082)	9,547,823
VIP Value Strategies Portfolio Initial Class	4,739,668	458,182	180,266	151,823	(4,329)	(371,252)	4,642,003
Total	$170,789,379	$20,771,113	$10,387,553	$5,647,552	$357,877	$(8,041,435)	$173,489,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

March 31, 2018

VIPF2030-QTLY-0518
1.830294.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	848,842	$29,429,363
VIP Equity-Income Portfolio Initial Class (a)	1,411,648	30,717,459
VIP Growth & Income Portfolio Initial Class (a)	1,695,844	35,053,093
VIP Growth Portfolio Initial Class (a)	454,700	29,819,253
VIP Mid Cap Portfolio Initial Class (a)	241,872	8,627,570
VIP Value Portfolio Initial Class (a)	1,479,199	22,483,826
VIP Value Strategies Portfolio Initial Class (a)	833,306	10,966,308
TOTAL DOMESTIC EQUITY FUNDS
(Cost $131,390,844)		167,096,872

International Equity Funds - 26.3%
VIP Emerging Markets Portfolio Initial Class (a)	2,304,762	28,348,574
VIP Overseas Portfolio Initial Class (a)	2,658,471	59,921,940
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $65,030,334)		88,270,514

Bond Funds - 21.3%
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	596,100	7,594,310
VIP High Income Portfolio Initial Class (a)	1,284,362	6,871,336
VIP Investment Grade Bond Portfolio Initial Class (a)	4,588,531	57,310,751
TOTAL BOND FUNDS
(Cost $73,434,327)		71,776,397

Short-Term Funds - 2.7%
VIP Government Money Market Portfolio Initial Class 1.44% (a)(b)
(Cost $8,958,776)	8,958,776	8,958,776
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $278,814,281)		336,102,559
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,874)
NET ASSETS - 100%		$336,068,685

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	$6,931,994	$1,117,856	$170,272	$51,899	$(4,889)	$(280,379)	$7,594,310
VIP Contrafund Portfolio Initial Class	29,317,748	4,231,911	1,685,647	2,564,589	$(18,480)	$(2,416,169)	29,429,363
VIP Emerging Markets Portfolio Initial Class	27,716,095	2,298,422	1,842,702	15,521	101,462	75,297	28,348,574
VIP Equity-Income Portfolio Initial Class	30,909,026	3,785,232	1,144,406	1,434,693	(16,610)	(2,815,783)	30,717,459
VIP Government Money Market Portfolio Initial Class 1.44%	8,479,638	943,774	464,636	26,310	--	--	8,958,776
VIP Growth & Income Portfolio Initial Class	35,453,755	4,465,596	1,656,523	1,973,108	(23,062)	(3,186,673)	35,053,093
VIP Growth Portfolio Initial Class	29,857,823	5,954,869	2,863,935	4,247,895	73,358	(3,202,862)	29,819,253
VIP High Income Portfolio Initial Class	6,529,336	720,675	248,620	62,378	(6,701)	(123,354)	6,871,336
VIP Investment Grade Bond Portfolio Initial Class	51,771,229	8,164,071	1,294,230	567,970	(16,701)	(1,313,618)	57,310,751
VIP Mid Cap Portfolio Initial Class	8,590,580	1,217,285	484,130	731,244	(5,424)	(690,741)	8,627,570
VIP Overseas Portfolio Initial Class	60,533,248	3,428,922	3,182,456	21,107	10,722	(868,495)	59,921,940
VIP Value Portfolio Initial Class	22,709,068	2,175,294	757,193	826,900	(18,776)	(1,624,567)	22,483,826
VIP Value Strategies Portfolio Initial Class	11,091,130	1,034,423	264,272	360,174	(9,577)	(885,396)	10,966,308
	$329,890,669	$39,538,330	$16,059,022	$12,883,788	$65,322	$(17,332,740)	$336,102,559

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

March 31, 2018

VIPFLI-I-QTLY-0518
1.830289.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	9,378	$323,155
VIP Equity-Income Portfolio Investor Class (a)	15,786	341,608
VIP Growth & Income Portfolio Investor Class (a)	18,912	389,202
VIP Growth Portfolio Investor Class (a)	5,091	332,164
VIP Mid Cap Portfolio Investor Class (a)	2,652	94,022
VIP Value Portfolio Investor Class (a)	16,488	250,119
VIP Value Strategies Portfolio Investor Class (a)	9,152	119,612
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,492,008)		1,849,882

International Equity Funds - 5.3%
VIP Emerging Markets Portfolio Investor Class (a)	11,357	139,014
VIP Overseas Portfolio Investor Class (a)	24,749	555,864
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $538,921)		694,878

Bond Funds - 65.5%
VIP High Income Portfolio Investor Class (a)	123,123	655,012
VIP Investment Grade Bond Portfolio Investor Class (a)	636,334	7,916,001
TOTAL BOND FUNDS
(Cost $8,777,008)		8,571,013

Short-Term Funds - 15.1%
VIP Government Money Market Portfolio Investor Class 1.40%(a)(b)
(Cost $1,975,991)	1,975,991	1,975,991
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,783,928)		13,091,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61)
NET ASSETS - 100%		$13,091,703

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$357,908	$30,512	$39,644	$28,641	$6,835	$(32,456)	$323,155
VIP Emerging Markets Portfolio Investor Class	157,262	1,295	21,400	68	7,622	(5,765)	139,014
VIP Equity-Income Portfolio Investor Class	376,040	32,548	36,853	15,935	1,240	(31,367)	341,608
VIP Government Money Market Portfolio Investor Class 1.4%	2,031,025	41,071	96,105	5825	--	--	1,975,991
VIP Growth & Income Portfolio Investor Class	436,501	37,597	51,159	21,931	16,665	(50,402)	389,202
VIP Growth Portfolio Investor Class	364,765	48,064	47,433	47,463	23,451	(56,683)	332,164
VIP High Income Portfolio Investor Class	676,798	15,481	23,813	6,036	(2,513)	(10,941)	655,012
VIP Investment Grade Bond Portfolio Investor Class	8,169,760	264,605	320,441	79,650	(6,664)	(191,259)	7,916,001
VIP Mid Cap Portfolio Investor Class	105,369	8,298	12,437	8,128	2,151	(9,359)	94,022
VIP Overseas Portfolio Investor Class	600,411	19,732	58,419	145	8,339	(14,199)	555,864
VIP Value Portfolio Investor Class	277,982	17,522	28,185	9,138	4,350	(21,550)	250,119
VIP Value Strategies Portfolio Investor Class	136,359	5,074	12,268	4,003	1,066	(10,619)	119,612
Total	$13,690,180	$521,799	$748,157	$226,963	$62,542	$(434,600)	$13,091,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

March 31, 2018

VIPFLI-II-QTLY-0518
1.830295.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	55,061	$1,897,400
VIP Equity-Income Portfolio Investor Class (a)	92,213	1,995,494
VIP Growth & Income Portfolio Investor Class (a)	110,641	2,276,990
VIP Growth Portfolio Investor Class (a)	29,701	1,937,674
VIP Mid Cap Portfolio Investor Class (a)	15,631	554,132
VIP Value Portfolio Investor Class (a)	96,290	1,460,717
VIP Value Strategies Portfolio Investor Class (a)	53,569	700,141
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,202,693)		10,822,548

International Equity Funds - 11.8%
VIP Emerging Markets Portfolio Investor Class (a)	65,422	800,763
VIP Overseas Portfolio Investor Class (a)	142,192	3,193,632
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,167,706)		3,994,395

Bond Funds - 43.0%
VIP High Income Portfolio Investor Class (a)	322,459	1,715,480
VIP Investment Grade Bond Portfolio Investor Class (a)	1,027,347	12,780,192
TOTAL BOND FUNDS
(Cost $14,870,391)		14,495,672

Short-Term Funds - 13.1%
VIP Government Money Market Portfolio Investor Class 1.40% (a)(b)
(Cost $4,436,161)	4,436,161	4,436,161
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $31,676,951)		33,748,776
NET OTHER ASSETS (LIABILITIES) - 0.0%		(204)
NET ASSETS - 100%		$33,748,572

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$2,033,226	$169,079	$149,728	$168,537	$17,295	$(172,472)	$1,897,400
VIP Emerging Markets Portfolio Investor Class	880,044	622	88,621	396	28,953	(20,235)	800,763
VIP Equity-Income Portfolio Investor Class	2,136,266	169,935	129,959	93,773	1,935	(182,683)	1,995,494
VIP Government Money Market Portfolio Investor Class 1.40%	4,169,506	355,354	88,699	12,706	--	--	4,436,161
VIP Growth & Income Portfolio Investor Class	2,479,792	200,182	199,738	129,054	37,507	(240,753)	2,276,990
VIP Growth Portfolio Investor Class	2,071,970	279,838	213,804	279,283	48,591	(248,921)	1,937,674
VIP High Income Portfolio Investor Class	1,707,134	79,119	35,079	15,785	(659)	(35,035)	1,715,480
VIP Investment Grade Bond Portfolio Investor Class	13,027,669	560,059	486,322	130,172	(12,229)	(308,985)	12,780,192
VIP Mid Cap Portfolio Investor Class	598,516	47,984	48,600	47,826	7,096	(50,864)	554,132
VIP Overseas Portfolio Investor Class	3,359,858	75,804	201,938	841	15,937	(56,029)	3,193,632
VIP Value Portfolio Investor Class	1,579,165	86,957	101,684	53,777	8,316	(112,037)	1,460,717
VIP Value Strategies Portfolio Investor Class	774,587	23,759	41,118	23,555	1,510	(58,597)	700,141
Total	$34,817,733	$2,048,692	$1,785,290	$955,705	$154,252	$(1,486,611)	$33,748,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

March 31, 2018

VIPFLI-III-QTLY-0518
1.830300.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	67,284	$2,318,597
VIP Equity-Income Portfolio Investor Class (a)	110,753	2,396,691
VIP Growth & Income Portfolio Investor Class (a)	133,058	2,738,324
VIP Growth Portfolio Investor Class (a)	36,010	2,349,279
VIP Mid Cap Portfolio Investor Class (a)	19,166	679,446
VIP Value Portfolio Investor Class (a)	115,499	1,752,115
VIP Value Strategies Portfolio Investor Class(a)	65,681	858,444
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,511,680)		13,092,896

International Equity Funds - 15.4%
VIP Emerging Markets Portfolio Investor Class (a)	79,129	968,544
VIP Overseas Portfolio Investor Class (a)	172,351	3,870,996
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,802,948)		4,839,540

Bond Funds - 39.0%
VIP High Income Portfolio Investor Class (a)	398,744	2,121,319
VIP Investment Grade Bond Portfolio Investor Class (a)	815,885	10,149,611
TOTAL BOND FUNDS
(Cost $12,609,271)		12,270,930

Short-Term Funds - 4.0%
VIP Government Money Market Portfolio Investor Class 1.40% (a)(b)
(Cost $1,258,599)	1,258,599	1,258,599
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,182,498)		31,461,965
NET OTHER ASSETS (LIABILITIES) - 0.0%		(411)
NET ASSETS - 100%		$31,461,554

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$2,489,286	$206,367	$187,302	$206,363	$23,581	$(213,335)	$2,318,597
VIP Emerging Markets Portfolio Investor Class	1,077,469	486	120,393	485	37,063	(26,081)	968,544
VIP Equity-Income Portfolio Investor Class	2,615,358	155,761	154,755	114,821	(2,371)	(217,302)	2,396,691
VIP Government Money Market Portfolio Investor Class 1.40%	1,093,268	185,899	20,568	3,544	--	--	1,258,599
VIP Growth & Income Portfolio Investor Class	3,035,821	188,960	239,565	158,021	34,907	(281,799)	2,738,324
VIP Growth Portfolio Investor Class	2,536,867	341,967	285,390	341,960	52,402	(296,567)	2,349,279
VIP High Income Portfolio Investor Class	2,120,198	93,811	48,413	19,607	(4,278)	(39,999)	2,121,319
VIP Investment Grade Bond Portfolio Investor Class	9,686,654	896,885	187,073	101,664	(2,319)	(244,536)	10,149,611
VIP Mid Cap Portfolio Investor Class	732,753	58,563	58,289	58,561	8,215	(61,796)	679,446
VIP Overseas Portfolio Investor Class	4,113,938	45,794	240,508	1,029	27,963	(76,191)	3,870,996
VIP Value Portfolio Investor Class	1,933,329	65,849	121,339	65,849	8,807	(134,531)	1,752,115
VIP Value Strategies Portfolio Investor Class	948,299	28,843	48,802	28,842	(1,200)	(68,696)	858,444
Total	$32,383,240	$2,269,185	$1,712,397	$1,100,746	$182,770	$(1,660,833)	$31,461,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

March 31, 2018

VIPIFF2005-QTLY-0518
1.830286.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	29,365	$1,011,926
VIP Equity-Income Portfolio Investor Class (a)	48,689	1,053,640
VIP Growth & Income Portfolio Investor Class (a)	58,520	1,204,335
VIP Growth Portfolio Investor Class (a)	15,884	1,036,303
VIP Mid Cap Portfolio Investor Class (a)	8,335	295,492
VIP Value Portfolio Investor Class (a)	50,600	767,602
VIP Value Strategies Portfolio Investor Class (a)	28,569	373,403
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,811,837)		5,742,701

International Equity Funds - 12.9%
VIP Emerging Markets Portfolio Investor Class (a)	110,606	1,353,823
VIP Overseas Portfolio Investor Class (a)	106,959	2,402,306
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,869,378)		3,756,129

Bond Funds - 40.7%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	50,351	641,467
VIP High Income Portfolio Investor Class (a)	110,275	586,664
VIP Investment Grade Bond Portfolio Investor Class (a)	853,436	10,616,740
TOTAL BOND FUNDS
(Cost $12,047,860)		11,844,871

Short-Term Funds - 26.7%
VIP Government Money Market Portfolio Investor Class 1.40% (a)(b)
(Cost $7,786,958)	7,786,958	7,786,958
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $27,516,033)		29,130,659
NET OTHER ASSETS (LIABILITIES) - 0.0%		439
NET ASSETS - 100%		$29,131,098

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$618,743	$89,433	$41,464	$4,457	$(1,077)	$(24,168)	$641,467
VIP Contrafund Portfolio Investor Class	1,047,027	171,407	124,535	88,190	2,600	(84,573)	1,011,926
VIP Emerging Markets Portfolio Investor Class	1,377,196	141,510	176,649	641	19,112	(7,346)	1,353,823
VIP Equity-Income Portfolio Investor Class	1,103,928	165,973	120,623	49,064	(161)	(95,477)	1,053,640
VIP Government Money Market Portfolio Investor Class 1.40%	7,501,026	829,344	543,412	22,407	--	--	7,786,958
VIP Growth & Income Portfolio Investor Class	1,266,284	194,582	148,193	67,526	4,526	(112,864)	1,204,335
VIP Growth Portfolio Investor Class	1,066,201	231,263	155,648	146,145	6,468	(111,981)	1,036,303
VIP High Income Portfolio Investor Class	576,160	59,146	36,589	5,300	(814)	(11,239)	586,664
VIP Investment Grade Bond Portfolio Investor Class	10,309,697	1,255,242	691,600	106,214	(9,647)	(246,952)	10,616,740
VIP Mid Cap Portfolio Investor Class	306,705	49,268	37,183	25,023	1,885	(25,183)	295,492
VIP Overseas Portfolio Investor Class	2,508,357	221,082	297,460	629	8,450	(38,123)	2,402,306
VIP Value Portfolio Investor Class	811,018	97,979	86,364	28,137	448	(55,479)	767,602
VIP Value Strategies Portfolio Investor Class	396,111	43,760	36,094	12,325	161	(30,535)	373,403
Total	$28,888,453	$3,549,989	$2,495,814	$556,058	$31,951	$(843,920)	$29,130,659

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

March 31, 2018

VIPIFF2010-QTLY-0518
1.830287.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	86,055	$2,965,455
VIP Equity-Income Portfolio Investor Class (a)	142,600	3,085,860
VIP Growth & Income Portfolio Investor Class (a)	171,325	3,525,866
VIP Growth Portfolio Investor Class (a)	46,386	3,026,212
VIP Mid Cap Portfolio Investor Class (a)	24,430	866,037
VIP Value Portfolio Investor Class (a)	148,362	2,250,648
VIP Value Strategies Portfolio Investor Class(a)	83,703	1,094,000
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,845,101)		16,814,078

International Equity Funds - 15.8%
VIP Emerging Markets Portfolio Investor Class (a)	297,756	3,644,529
VIP Overseas Portfolio Investor Class (a)	296,249	6,653,757
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,936,824)		10,298,286

Bond Funds - 37.3%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	113,198	1,442,148
VIP High Income Portfolio Investor Class (a)	248,710	1,323,135
VIP Investment Grade Bond Portfolio Investor Class (a)	1,737,069	21,609,140
TOTAL BOND FUNDS
(Cost $24,666,356)		24,374,423

Short-Term Funds - 21.1%
VIP Government Money Market Portfolio Investor Class 1.40% (a)(b)
(Cost $13,796,436)	13,796,436	13,796,436
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $60,244,717)		65,283,223
NET OTHER ASSETS (LIABILITIES) - 0.0%		25,661
NET ASSETS - 100%		$65,308,884

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$1,428,916	$157,472	$84,758	$10,181	$(2,045)	$(57,437)	$1,442,148
VIP Contrafund Portfolio Investor Class	3,147,693	379,715	317,944	265,829	33,626	(277,635)	2,965,455
VIP Emerging Markets Portfolio Investor Class	3,806,001	229,803	426,747	1,772	78,368	(42,896)	3,644,529
VIP Equity-Income Portfolio Investor Class	3,318,666	352,753	302,673	147,904	(5,807)	(277,079)	3,085,860
VIP Government Money Market Portfolio Investor Class 1.40%	13,630,209	1,023,284	857,057	40,268	--	--	13,796,436
VIP Growth & Income Portfolio Investor Class	3,807,071	417,166	378,198	203,555	74,496	(394,669)	3,525,866
VIP Growth Portfolio Investor Class	3,205,196	556,954	421,027	440,503	130,593	(445,504)	3,026,212
VIP High Income Portfolio Investor Class	1,334,382	87,035	70,734	12,283	(780)	(26,768)	1,323,135
VIP Investment Grade Bond Portfolio Investor Class	21,617,518	1,811,190	1,280,936	218,954	(10,784)	(527,848)	21,609,140
VIP Mid Cap Portfolio Investor Class	922,105	108,589	95,639	75,429	9,725	(78,743)	866,037
VIP Overseas Portfolio Investor Class	7,146,681	301,931	715,281	1,797	47,298	(126,872)	6,653,757
VIP Value Portfolio Investor Class	2,438,081	191,138	216,175	84,821	12,133	(174,529)	2,250,648
VIP Value Strategies Portfolio Investor Class	1,190,716	80,071	86,874	37,152	1,041	(90,954)	1,094,000
Total	$66,993,235	$5,697,101	$5,254,043	$1,540,448	$367,864	$(2,520,934)	$65,283,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

March 31, 2018

VIPIFF2015-QTLY-0518
1.830290.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	176,421	$6,079,475
VIP Equity-Income Portfolio Investor Class (a)	292,045	6,319,846
VIP Growth & Income Portfolio Investor Class (a)	350,769	7,218,833
VIP Growth Portfolio Investor Class (a)	94,771	6,182,887
VIP Mid Cap Portfolio Investor Class (a)	50,086	1,775,559
VIP Value Portfolio Investor Class (a)	304,114	4,613,413
VIP Value Strategies Portfolio Investor Class (a)	171,634	2,243,257
TOTAL DOMESTIC EQUITY FUNDS
(Cost $27,749,335)		34,433,270

International Equity Funds - 18.5%
VIP Emerging Markets Portfolio Investor Class (a)	554,851	6,791,373
VIP Overseas Portfolio Investor Class (a)	584,309	13,123,591
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,898,120)		19,914,964

Bond Funds - 33.9%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	187,326	2,386,534
VIP High Income Portfolio Investor Class (a)	412,827	2,196,238
VIP Investment Grade Bond Portfolio Investor Class (a)	2,557,983	31,821,311
TOTAL BOND FUNDS
(Cost $36,923,723)		36,404,083

Short-Term Funds - 15.7%
VIP Government Money Market Portfolio Investor Class 1.40% (a)(b)
(Cost $16,934,026)	16,934,026	16,934,026
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $96,505,204)		107,686,343
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(127,564)
NET ASSETS - 100%		$107,558,779

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$2,371,814	$233,853	$120,942	$16,836	$(2,900)	$(95,291)	$2,386,534
VIP Contrafund Portfolio Investor Class	6,414,612	700,023	531,962	540,640	61,619	(564,817)	6,079,475
VIP Emerging Markets Portfolio Investor Class	7,059,060	331,559	656,471	3,284	128,429	(71,204)	6,791,373
VIP Equity-Income Portfolio Investor Class	6,763,168	634,083	494,484	300,812	14,435	(597,356)	6,319,846
VIP Government Money Market Portfolio Investor Class 1.40%	16,559,889	1,204,584	830,447	49,058	--	--	16,934,026
VIP Growth & Income Portfolio Investor Class	7,758,398	751,362	631,414	413,983	127,646	(787,159)	7,218,833
VIP Growth Portfolio Investor Class	6,531,800	1,060,013	761,808	895,891	241,566	(888,684)	6,182,887
VIP High Income Portfolio Investor Class	2,202,312	131,883	92,406	20,227	(1,000)	(44,551)	2,196,238
VIP Investment Grade Bond Portfolio Investor Class	31,699,720	2,510,903	1,601,352	322,580	(12,650)	(775,310)	31,821,311
VIP Mid Cap Portfolio Investor Class	1,879,117	199,765	161,115	153,412	18,092	(160,300)	1,775,559
VIP Overseas Portfolio Investor Class	14,068,103	377,058	1,154,093	3,530	122,493	(289,970)	13,123,591
VIP Value Portfolio Investor Class	4,968,700	330,807	350,722	172,509	20,621	(355,993)	4,613,413
VIP Value Strategies Portfolio Investor Class	2,426,589	135,214	133,098	75,563	959	(186,407)	2,243,257
	$110,703,282	$8,601,107	$7,520,314	$2,968,325	$719,310	$(4,817,042)	$107,686,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

March 31, 2018

VIPIFF2020-QTLY-0518
1.830296.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	414,120	$14,270,588
VIP Equity-Income Portfolio Investor Class (a)	686,902	14,864,551
VIP Growth & Income Portfolio Investor Class (a)	824,631	16,970,908
VIP Growth Portfolio Investor Class (a)	222,049	14,486,493
VIP Mid Cap Portfolio Investor Class (a)	117,570	4,167,849
VIP Value Portfolio Investor Class (a)	716,303	10,866,315
VIP Value Strategies Portfolio Investor Class (a)	402,959	5,266,677
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,350,363)		80,893,381

International Equity Funds - 20.6%
VIP Emerging Markets Portfolio Investor Class (a)	1,234,157	15,106,084
VIP Overseas Portfolio Investor Class (a)	1,335,876	30,003,781
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,340,738)		45,109,865

Bond Funds - 31.1%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	382,068	4,867,551
VIP High Income Portfolio Investor Class (a)	843,860	4,489,333
VIP Investment Grade Bond Portfolio Investor Class (a)	4,720,799	58,726,737
TOTAL BOND FUNDS
(Cost $69,370,664)		68,083,621

Short-Term Funds - 11.4%
Fidelity Cash Central Fund, 1.72% (b)	0	0
VIP Government Money Market Portfolio Investor Class 1.40% (a)(c)	25,049,597	25,049,597
TOTAL SHORT-TERM FUNDS
(Cost $25,049,597)		25,049,597
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $195,111,362)		219,136,464
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(150,961)
NET ASSETS - 100%		$218,985,503

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10
Total	$10

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$4,715,362	$517,646	$169,485	$34,007	$(5,750)	$(190,222)	$4,867,551
VIP Contrafund Portfolio Investor Class	14,766,318	1,539,477	846,793	1,264,161	41,987	(1,230,401)	14,270,588
VIP Emerging Markets Portfolio Investor Class	15,396,349	665,451	1,072,437	7,264	202,232	(85,511)	15,106,084
VIP Equity-Income Portfolio Investor Class	15,568,306	1,410,289	742,675	703,376	(10,048)	(1,361,321)	14,864,551
VIP Government Money Market Portfolio Investor Class 1.4%	24,186,331	1,680,156	816,890	72,168	--	--	25,049,597
VIP Growth & Income Portfolio Investor Class	17,858,626	1,666,243	1,000,458	967,995	98,308	(1,651,811)	16,970,908
VIP Growth Portfolio Investor Class	15,036,930	2,376,622	1,399,053	2,094,832	273,049	(1,801,055)	14,486,493
VIP High Income Portfolio Investor Class	4,428,784	260,720	106,974	41,198	(1,662)	(91,535)	4,489,333
VIP Investment Grade Bond Portfolio Investor Class	57,879,888	4,384,731	2,091,725	593,630	(31,207)	(1,414,950)	58,726,737
VIP Mid Cap Portfolio Investor Class	4,325,718	438,989	260,637	358,726	20,713	(356,934)	4,167,849
VIP Overseas Portfolio Investor Class	31,631,103	593,311	1,822,349	8,058	117,424	(515,708)	30,003,781
VIP Value Portfolio Investor Class	11,437,629	736,700	517,003	403,377	4,798	(795,809)	10,866,315
VIP Value Strategies Portfolio Investor Class	5,586,196	280,489	165,136	176,688	(1,143)	(433,729)	5,266,677
	$222,817,540	$16,550,824	$11,011,615	$6,725,480	$708,701	$(9,928,986)	$219,136,464

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

March 31, 2018

VIPIFF2025-QTLY-0518
1.830297.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	447,213	$15,410,965
VIP Equity-Income Portfolio Investor Class (a)	740,496	16,024,332
VIP Growth & Income Portfolio Investor Class (a)	888,958	18,294,753
VIP Growth Portfolio Investor Class (a)	239,343	15,614,718
VIP Mid Cap Portfolio Investor Class (a)	127,049	4,503,884
VIP Value Portfolio Investor Class (a)	772,246	11,714,978
VIP Value Strategies Portfolio Investor Class (a)	435,390	5,690,551
TOTAL DOMESTIC EQUITY FUNDS
(Cost $71,699,284)		87,254,181

International Equity Funds - 22.4%
VIP Emerging Markets Portfolio Investor Class (a)	1,283,836	15,714,156
VIP Overseas Portfolio Investor Class (a)	1,424,288	31,989,519
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,097,628)		47,703,675

Bond Funds - 27.7%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	371,902	4,738,028
VIP High Income Portfolio Investor Class (a)	822,842	4,377,521
VIP Investment Grade Bond Portfolio Investor Class (a)	4,005,419	49,827,408
TOTAL BOND FUNDS
(Cost $60,467,595)		58,942,957

Short-Term Funds - 8.9%
Fidelity Cash Central Fund, 1.72% (b)	0	0
VIP Government Money Market Portfolio Investor Class 1.40% (a)(c)	18,971,556	18,971,556
TOTAL SHORT-TERM FUNDS
(Cost $18,971,556)		18,971,556
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $187,236,063)		212,872,369
NET OTHER ASSETS (LIABILITIES) - 0.0%		83,279
NET ASSETS - 100%		$212,955,648

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$4,558,600	$530,655	$160,979	$33,164	$(5,921)	$(184,327)	$4,738,028
VIP Contrafund Portfolio Investor Class	15,860,487	1,641,571	810,981	1,363,910	24,420	(1,304,532)	15,410,965
VIP Emerging Markets Portfolio Investor Class	15,939,402	659,763	1,007,599	7,551	138,100	(15,510)	15,714,156
VIP Equity-Income Portfolio Investor Class	16,721,864	1,464,871	682,433	758,890	24,932	(1,504,902)	16,024,332
VIP Government Money Market Portfolio Investor Class 1.4%	18,139,153	1,377,686	545,283	54,630	--	--	18,971,556
VIP Growth & Income Portfolio Investor Class	19,181,934	1,731,914	942,880	1,044,388	41,835	(1,718,050)	18,294,753
VIP Growth Portfolio Investor Class	16,150,971	2,544,149	1,437,005	2,260,133	144,484	(1,787,881)	15,614,718
VIP High Income Portfolio Investor Class	4,293,787	267,315	92,559	40,117	(1,670)	(89,352)	4,377,521
VIP Investment Grade Bond Portfolio Investor Class	48,904,422	3,857,383	1,705,817	504,481	(35,778)	(1,192,802)	49,827,408
VIP Mid Cap Portfolio Investor Class	4,646,419	467,927	248,110	387,046	16,885	(379,237)	4,503,884
VIP Overseas Portfolio Investor Class	33,516,401	589,729	1,693,357	8,580	62,381	(485,635)	31,989,519
VIP Value Portfolio Investor Class	12,285,151	752,821	470,217	435,215	6,238	(859,015)	11,714,978
VIP Value Strategies Portfolio Investor Class	6,000,118	295,380	135,427	190,633	(1,778)	(467,742)	5,690,551
	$216,198,709	$16,181,164	$9,932,647	$7,088,738	$414,128	$(9,988,985)	$212,872,369

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

March 31, 2018

VIPIFF2030-QTLY-0518
1.830291.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	553,753	$19,082,327
VIP Equity-Income Portfolio Investor Class (a)	919,777	19,903,983
VIP Growth & Income Portfolio Investor Class (a)	1,103,771	22,715,599
VIP Growth Portfolio Investor Class (a)	296,378	19,335,695
VIP Mid Cap Portfolio Investor Class (a)	157,763	5,592,716
VIP Value Portfolio Investor Class (a)	960,299	14,567,740
VIP Value Strategies Portfolio Investor Class (a)	543,331	7,101,330
TOTAL DOMESTIC EQUITY FUNDS
(Cost $94,295,352)		108,299,390

International Equity Funds - 26.3%
VIP Emerging Markets Portfolio Investor Class (a)	1,501,479	18,378,109
VIP Overseas Portfolio Investor Class (a)	1,729,800	38,851,309
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,849,379)		57,229,418

Bond Funds - 21.3%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	388,621	4,951,034
VIP High Income Portfolio Investor Class (a)	841,151	4,474,925
VIP Investment Grade Bond Portfolio Investor Class (a)	2,984,588	37,128,278
TOTAL BOND FUNDS
(Cost $47,738,033)		46,554,237

Short-Term Funds - 2.7%
VIP Government Money Market Portfolio Investor Class 1.40% (a)(b)
(Cost $5,828,067)	5,828,067	5,828,067
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $192,710,831)		217,911,112
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53,362)
NET ASSETS - 100%		$217,857,750

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$4,496,919	$729,945	$88,723	$33,661	$(3,088)	$(184,019)	$4,951,034
VIP Contrafund Portfolio Investor Class	19,073,221	2,580,498	988,941	1,677,840	6,652	(1,589,103)	19,082,327
VIP Emerging Markets Portfolio Investor Class	18,019,994	1,200,912	966,338	8,753	42,348	81,193	18,378,109
VIP Equity-Income Portfolio Investor Class	20,109,451	2,299,639	676,698	933,600	26,626	(1,855,035)	19,903,983
VIP Government Money Market Portfolio Investor Class 1.06%	5,515,093	566,489	253,515	16,803	--	--	5,828,067
VIP Growth & Income Portfolio Investor Class	23,068,344	2,688,314	969,801	1,284,836	12,212	(2,083,470)	22,715,599
VIP Growth Portfolio Investor Class	19,422,535	3,704,318	1,755,497	2,780,247	50,056	(2,085,717)	19,335,695
VIP High Income Portfolio Investor Class	4,254,597	436,135	122,658	40,820	(1,894)	(91,255)	4,474,925
VIP Investment Grade Bond Portfolio Investor Class	33,678,873	4,997,609	677,278	366,607	(14,854)	(856,072)	37,128,278
VIP Mid Cap Portfolio Investor Class	5,587,812	739,294	285,944	476,138	6,356	(454,802)	5,592,716
VIP Overseas Portfolio Investor Class	39,379,726	1,856,715	1,855,489	10,315	34,995	(564,638)	38,851,309
VIP Value Portfolio Investor Class	14,774,188	1,306,349	459,870	535,414	(1,362)	(1,051,565)	14,567,740
VIP Value Strategies Portfolio Investor Class	7,215,746	602,200	137,578	234,508	(1,053)	(577,985)	7,101,330
	$214,596,499	$23,708,417	$9,238,330	$8,399,542	$156,994	$(11,312,468)	$217,911,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

March 31, 2018

VIPIFFINC-QTLY-0518
1.830283.112

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	52,298	$1,802,178
VIP Equity-Income Portfolio Investor Class (a)	88,036	1,905,090
VIP Growth & Income Portfolio Investor Class (a)	105,468	2,170,525
VIP Growth Portfolio Investor Class (a)	28,461	1,856,772
VIP Mid Cap Portfolio Investor Class (a)	14,789	524,263
VIP Value Portfolio Investor Class (a)	91,863	1,393,565
VIP Value Strategies Portfolio Investor Class (a)	50,806	664,037
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,108,283)		10,316,430

International Equity Funds - 9.9%
VIP Emerging Markets Portfolio Investor Class (a)	231,884	2,838,259
VIP Overseas Portfolio Investor Class (a)	211,541	4,751,219
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,359,863)		7,589,478

Bond Funds - 43.8%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	131,941	1,680,930
VIP High Income Portfolio Investor Class (a)	288,823	1,536,536
VIP Investment Grade Bond Portfolio Investor Class (a)	2,433,640	30,274,484
TOTAL BOND FUNDS
(Cost $33,954,442)		33,491,950

Short-Term Funds - 32.8%
Fidelity Cash Central Fund, 1.72% (b)	3	3
VIP Government Money Market Portfolio Investor Class 1.40%(a)(c)	25,142,934	25,142,934
TOTAL SHORT-TERM FUNDS
(Cost $25,142,937)		25,142,937
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $72,565,525)		76,540,795
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,488)
NET ASSETS - 100%		$76,517,307

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$1,613,407	$190,819	$58,310	$11,576	$(1,503)	$(63,483)	$1,680,930
VIP Contrafund Portfolio Investor Class	1,841,127	271,905	164,309	156,743	15,126	(161,671)	1,802,178
VIP Emerging Markets Portfolio Investor Class	2,868,422	248,529	302,075	1,340	60,498	(37,115)	2,838,259
VIP Equity-Income Portfolio Investor Class	1,941,109	289,433	154,418	87,216	2,397	(173,431)	1,905,090
VIP Government Money Market Portfolio Investor Class 1.4%	24,499,469	1,828,045	1,184,580	72,339	--	--	25,142,934
VIP Growth & Income Portfolio Investor Class	2,226,546	332,542	195,247	120,027	25,864	(219,180)	2,170,525
VIP Growth Portfolio Investor Class	1,874,934	370,098	198,099	259,734	49,156	(239,317)	1,856,772
VIP High Income Portfolio Investor Class	1,506,782	115,063	54,255	13,868	(535)	(30,519)	1,536,536
VIP Investment Grade Bond Portfolio Investor Class	29,526,046	2,632,321	1,155,648	303,054	(10,539)	(717,696)	30,274,484
VIP Mid Cap Portfolio Investor Class	539,310	75,920	49,653	44,479	4,098	(45,412)	524,263
VIP Overseas Portfolio Investor Class	4,883,906	368,335	440,205	1,236	52,850	(113,667)	4,751,219
VIP Value Portfolio Investor Class	1,426,078	175,788	109,941	50,019	3,704	(102,064)	1,393,565
VIP Value Strategies Portfolio Investor Class	696,511	64,185	42,905	21,909	(93)	(53,661)	664,037
Total	$75,443,647	$6,962,983	$4,109,645	$1,143,540	$201,023	$(1,957,216)	$76,540,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

March 31, 2018

VF20-QTLY-0518
1.847118.111

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 20.9%
	Shares	Value
Fidelity Air Transportation Portfolio (a)	6,453	$522,430
Fidelity Banking Portfolio (a)	36,398	1,295,026
Fidelity Biotechnology Portfolio (a)	2,950	667,054
Fidelity Brokerage and Investment Management Portfolio (a)	3,475	289,255
Fidelity Chemicals Portfolio (a)	1,618	269,932
Fidelity Commodity Strategy Fund (a)	78,851	829,508
Fidelity Construction and Housing Portfolio (a)	6,292	381,141
Fidelity Consumer Discretionary Portfolio (a)	181,834	7,742,487
Fidelity Consumer Staples Portfolio (a)	55,368	4,823,675
Fidelity Contrafund (a)	38,034	4,726,511
Fidelity Defense and Aerospace Portfolio (a)	11,378	2,037,403
Fidelity Diversified International Fund (a)	134,081	5,273,404
Fidelity Energy Portfolio (a)	95,993	4,096,036
Fidelity Equity-Income Fund (a)	84,718	4,808,614
Fidelity Europe Fund (a)	49,359	2,042,000
Fidelity Extended Market Index Fund Premium Class (a)	360	22,393
Fidelity Financial Services Portfolio (a)	77,454	8,795,635
Fidelity Global Commodity Stock Fund (a)	513,977	6,645,727
Fidelity Health Care Portfolio (a)	41,762	9,834,050
Fidelity Industrials Portfolio (a)	151,674	5,495,147
Fidelity Insurance Portfolio (a)	8,699	673,987
Fidelity International Capital Appreciation Fund (a)	60,062	1,264,902
Fidelity International Discovery Fund (a)	99,481	4,479,627
Fidelity International Enhanced Index Fund (a)	405,684	4,077,129
Fidelity International Small Cap Fund (a)	60,781	1,822,213
Fidelity International Small Cap Opportunities Fund (a)	113,950	2,289,256
Fidelity International Value Fund (a)	319,126	2,843,414
Fidelity Japan Smaller Companies Fund (a)	198,013	3,829,571
Fidelity Leisure Portfolio (a)	2,402	394,867
Fidelity Low-Priced Stock Fund (a)	91,104	4,914,174
Fidelity Materials Portfolio (a)	26,181	2,240,542
Fidelity Medical Equipment and Systems Portfolio (a)	14,030	649,021
Fidelity Mega Cap Stock Fund (a)	429,116	7,256,350
Fidelity Multimedia Portfolio (a)	5,939	454,307
Fidelity Natural Gas Portfolio (a)	162	3,585
Fidelity Overseas Fund (a)	114,387	5,722,800
Fidelity Pacific Basin Fund (a)	30,569	1,082,157
Fidelity Real Estate Investment Portfolio (a)	67,846	2,635,147
Fidelity Stock Selector All Cap Fund (a)	357,747	15,880,401
Fidelity Technology Portfolio (a)	107,714	20,326,703
Fidelity Telecommunications Portfolio (a)	23,482	1,295,735
Fidelity Transportation Portfolio (a)	3,854	384,021
Fidelity Utilities Portfolio (a)	26,967	2,181,123
Fidelity Value Discovery Fund (a)	85,682	2,400,824
iShares S&P 500 Index ETF	11,422	3,031,056
TOTAL EQUITY FUNDS
(Cost $141,038,032)		162,730,340

Fixed-Income Funds - 50.8%
Fidelity Floating Rate High Income Fund (a)	818,383	7,889,215
Fidelity Focused High Income Fund (a)	32	268
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	3,392,556	33,043,495
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,375,058	17,518,234
Fidelity New Markets Income Fund (a)	247,692	3,928,395
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	29,397,036	333,362,384
TOTAL FIXED-INCOME FUNDS
(Cost $393,682,633)		395,741,991

Money Market Funds - 28.3%
Fidelity Cash Central Fund, 1.72% (b)	559,271	559,382
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53% (a)(c)	85,185,568	85,185,568
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 1.47% (a)(c)	134,229,175	134,242,597
TOTAL MONEY MARKET FUNDS
(Cost $220,000,930)		219,987,547
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% 6/21/18 (d)
(Cost $49,809)	50,000	49,812
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $754,771,404)		778,509,690
NET OTHER ASSETS (LIABILITIES) - 0.0%		(110,048)
NET ASSETS - 100%		$778,399,642

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	9	June 2018	$900,270	$3,127	$3,127

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,812.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,559
Total	$2,559

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$545,347	$10,103	$11,388	$--	$(182)	$(21,450)	$522,430
Fidelity Banking Portfolio	1,290,495	26,060	29,045	--	(44)	7,560	1,295,026
Fidelity Biotechnology Portfolio	648,913	15,365	17,117	--	211	19,682	667,054
Fidelity Brokerage and Investment	284,833	6,027	6,739	--	(31)	5,165	289,255
Fidelity Chemicals Portfolio	288,919	5,259	5,729	--	(78)	(18,439)	269,932
Fidelity Commodity Strategy Fund	6,280,442	814,557	6,229,315	--	134,877	(171,053)	829,508
Fidelity Construction and Housing Portfolio	409,106	7,386	8,289	--	(196)	(26,866)	381,141
Fidelity Consumer Discretionary Portfolio	5,710,919	2,018,045	129,077	--	79	142,521	7,742,487
Fidelity Consumer Staples Portfolio	4,194,088	978,598	87,206	--	(2,187)	(259,618)	4,823,675
Fidelity Contrafund	3,044,565	1,729,973	70,684	65,395	107	22,550	4,726,511
Fidelity Defense and Aerospace Portfolio	1,903,687	36,583	40,504	--	175	137,462	2,037,403
Fidelity Diversified International Fund	6,779,012	95,500	1,513,814	--	(48,765)	(38,529)	5,273,404
Fidelity Emerging Asia Fund	791,868	7,658	810,698	--	284,555	(273,383)	--
Fidelity Emerging Markets Discovery Fund	1,418,774	13,785	1,491,466	--	80,132	(21,225)	--
Fidelity Emerging Markets Fund	5,855,111	55,906	6,001,938	--	1,539,412	(1,448,491)	--
Fidelity Energy Portfolio	3,352,628	962,814	70,018	--	(925)	(148,463)	4,096,036
Fidelity Equity-Income Fund	5,038,472	762,746	670,708	98,144	(16,120)	(305,776)	4,808,614
Fidelity Europe Fund	2,594,533	36,535	543,572	--	29,148	(74,644)	2,042,000
Fidelity Extended Market Index Fund Premium	22,360	--	--	--	--	33	22,393
Fidelity Financial Services Portfolio	6,667,195	2,335,113	148,681	--	(388)	(57,604)	8,795,635
Fidelity Floating Rate High Income Fund	7,814,907	213,209	154,962	77,349	(140)	16,201	7,889,215
Fidelity Focused High Income Fund	272	3	--	3	--	(7)	268
Fidelity Global Commodity Stock Fund	6,485,492	414,612	129,371	--	1,480	(126,486)	6,645,727
Fidelity Health Care Portfolio	7,117,118	2,446,154	161,546	--	501	431,823	9,834,050
Fidelity Industrial Equipment Portfolio	1,351,273	177,012	4,234	170,990	(13)	(275,682)	--
Fidelity Industrials Portfolio	2,606,708	1,674,774	84,665	--	(2,440)	52,414	5,495,147
Fidelity Inflation-Protected Bond Index	29,469,230	4,426,650	581,103	17,183	(3,246)	(268,036)	33,043,495
Fidelity Insurance Portfolio	693,241	13,413	15,027	--	(411)	(17,229)	673,987
Fidelity International Capital Appreciation	1,565,433	21,837	326,129	--	53,473	(49,712)	1,264,902
Fidelity International Discovery Fund	5,646,974	78,678	1,193,812	--	(25,935)	(26,278)	4,479,627
Fidelity International Enhanced Index Fund	5,228,217	73,662	1,187,685	--	(8,301)	(28,764)	4,077,129
Fidelity International Small Cap Fund	3,013,116	41,377	1,249,230	--	251,178	(234,228)	1,822,213
Fidelity International Small Cap	2,794,621	37,893	645,122	--	152,739	(50,875)	2,289,256
Fidelity International Value Fund	3,699,827	51,999	862,025	--	(2,038)	(44,349)	2,843,414
Fidelity Investments Money Market Government Portfolio Institutional 1.53%	77,831,034	16,271,748	8,917,214	246,856	--	--	85,185,568
Fidelity Investments Money Market Prime Reserves Portfolio-Institutional Class 1.47%	138,479,547	11,975,688	16,199,230	516,381	(15)	(13,393)	134,242,597
Fidelity Japan Smaller Companies Fund	3,758,756	44,266	48,311	--	(169)	75,029	3,829,571
Fidelity Leisure Portfolio	399,725	7,386	8,289	--	(101)	(3,854)	394,867
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	14,139,803	4,156,945	289,738	100,546	(7,171)	(481,605)	17,518,234
Fidelity Low-Priced Stock Fund	5,084,008	664,578	770,684	--	7,140	(70,868)	4,914,174
Fidelity Materials Portfolio	1,864,826	536,581	40,504	--	(237)	(120,124)	2,240,542
Fidelity Medical Equipment and Systems	617,066	12,647	14,018	--	(122)	33,448	649,021
Fidelity Mega Cap Stock Fund	7,599,940	998,223	1,107,574	--	(10,098)	(224,141)	7,256,350
Fidelity Multimedia Portfolio	473,209	8,744	9,838	--	(23)	(17,785)	454,307
Fidelity Natural Gas Portfolio	3,887	--	--	--	--	(302)	3,585
Fidelity New Markets Income Fund	3,984,659	109,923	77,481	41,987	(996)	(87,710)	3,928,395
Fidelity Overseas Fund	17,819,753	365,765	12,340,279	--	2,428,669	(2,551,108)	5,722,800
Fidelity Pacific Basin Fund	1,385,939	18,947	322,561	--	57,043	(57,211)	1,082,157
Fidelity Real Estate Investment Portfolio	2,065,589	745,906	46,784	3,460	(1,582)	(127,982)	2,635,147
Fidelity Stock Selector All Cap Fund	--	16,165,543	65,203	--	(645)	(219,294)	15,880,401
Fidelity Technology Portfolio	15,749,249	3,922,617	357,255	--	2,253	1,009,839	20,326,703
Fidelity Telecommunications Portfolio	973,395	420,452	22,378	--	(814)	(74,920)	1,295,735
Fidelity Transportation Portfolio	402,893	7,386	8,288	--	(118)	(17,852)	384,021
Fidelity U.S. Bond Index Fund Institutional Premium Class	341,502,115	24,951,268	25,524,458	2,255,580	(703,439)	(6,863,102)	333,362,384
Fidelity Utilities Portfolio	1,634,310	533,865	37,405	--	(800)	51,153	2,181,123
Fidelity Value Discovery Fund	2,587,016	332,289	435,342	--	(3,942)	(79,197)	2,400,824
	$772,964,415	$101,840,053	$91,123,733	$3,593,874	$4,181,460	$(12,992,755)	$774,869,440

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$162,730,340	$162,730,340	$--	$--
Fixed-Income Funds	395,741,991	395,741,991	--	--
Money Market Funds	219,987,547	219,987,547	--	--
Other Short-Term Investments and Net Other Assets	49,812	--	49,812	--
Total Investments in Securities:	$778,509,690	$778,459,878	$49,812	$--
Derivative Instruments:
Assets
Futures Contracts	$3,127	$3,127	$--	$--
Total Assets	$3,127	$3,127	$--	$--
Total Derivative Instruments:	$3,127	$3,127	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

March 31, 2018

VF50-QTLY-0518
1.847119.111

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.2%
	Shares	Value
Fidelity Air Transportation Portfolio (a)	171,037	$13,847,135
Fidelity Banking Portfolio (a)	956,320	34,025,882
Fidelity Biotechnology Portfolio (a)	86,965	19,666,343
Fidelity Brokerage and Investment Management Portfolio (a)	93,309	7,768,007
Fidelity Chemicals Portfolio (a)	40,221	6,712,017
Fidelity Commodity Strategy Fund (a)	2,868,109	30,172,510
Fidelity Construction and Housing Portfolio (a)	167,204	10,129,215
Fidelity Consumer Discretionary Portfolio (a)	3,706,496	157,822,580
Fidelity Consumer Staples Portfolio (a)	1,201,166	104,645,553
Fidelity Contrafund (a)	744,354	92,500,881
Fidelity Defense and Aerospace Portfolio (a)	297,210	53,218,377
Fidelity Diversified International Fund (a)	2,648,586	104,168,882
Fidelity Emerging Asia Fund (a)	128,078	5,776,308
Fidelity Emerging Markets Discovery Fund (a)	692,138	11,067,293
Fidelity Emerging Markets Fund (a)	472,424	15,575,825
Fidelity Energy Portfolio (a)	2,007,660	85,666,846
Fidelity Equity-Income Fund (a)	1,668,637	94,711,838
Fidelity Europe Fund (a)	957,627	39,617,047
Fidelity Financial Services Portfolio (a)	1,571,550	178,465,228
Fidelity Global Commodity Stock Fund (a)	5,357,699	69,275,047
Fidelity Health Care Portfolio (a)	848,626	199,834,355
Fidelity Industrials Portfolio (a)	2,888,619	104,654,677
Fidelity Insurance Portfolio (a)	231,812	17,960,785
Fidelity International Capital Appreciation Fund (a)	1,167,325	24,583,857
Fidelity International Discovery Fund (a)	1,933,062	87,045,800
Fidelity International Enhanced Index Fund (a)	8,040,058	80,802,579
Fidelity International Small Cap Fund (a)	1,414,883	42,418,198
Fidelity International Small Cap Opportunities Fund (a)	2,286,584	45,937,481
Fidelity International Value Fund (a)	6,349,547	56,574,462
Fidelity Japan Smaller Companies Fund (a)	3,187,844	61,652,899
Fidelity Leisure Portfolio (a)	61,876	10,171,869
Fidelity Low-Priced Stock Fund (a)	1,773,949	95,686,818
Fidelity Materials Portfolio (a)	547,534	46,857,987
Fidelity Medical Equipment and Systems Portfolio (a)	367,926	17,020,244
Fidelity Mega Cap Stock Fund (a)	8,388,198	141,844,422
Fidelity Multimedia Portfolio (a)	154,801	11,842,314
Fidelity Overseas Fund (a)	5,669,892	283,664,691
Fidelity Pacific Basin Fund (a)	609,959	21,592,535
Fidelity Real Estate Investment Portfolio (a)	1,339,820	52,038,616
Fidelity Stock Selector All Cap Fund (a)	3,781,665	167,868,111
Fidelity Technology Portfolio (a)	2,334,131	440,473,771
Fidelity Telecommunications Portfolio (a)	451,864	24,933,845
Fidelity Transportation Portfolio (a)	104,503	10,412,674
Fidelity Utilities Portfolio (a)	549,427	44,437,667
Fidelity Value Discovery Fund (a)	1,695,209	47,499,768
iShares S&P 500 Index ETF	253,448	67,257,496
TOTAL EQUITY FUNDS
(Cost $2,773,457,279)		3,339,900,735

Fixed-Income Funds - 40.4%
Fidelity Floating Rate High Income Fund (a)	6,816,549	65,711,530
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	27,389,166	266,770,475
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	10,064,452	128,221,124
Fidelity New Markets Income Fund (a)	2,044,835	32,431,088
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	189,072,590	2,144,083,168
TOTAL FIXED-INCOME FUNDS
(Cost $2,672,542,717)		2,637,217,385

Money Market Funds - 8.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53% (a)(b)	295,341,204	295,341,204
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 1.47% (a)(b)	255,608,790	255,634,350
TOTAL MONEY MARKET FUNDS
(Cost $551,001,079)		550,975,554
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/21/18 (c)
(Cost $2,012,353)	2,020,000	2,012,408
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,999,013,428)		6,530,106,082
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,271,446)
NET ASSETS - 100%		$6,525,834,636

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	423	June 2018	$42,312,690	$146,948	$146,948

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,012,408.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,214
Total	$10,214

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$14,747,470	$938	$329,610	$--	$1,692	$(573,355)	$13,847,135
Fidelity Banking Portfolio	34,638,556	2,421	850,982	--	49,618	186,269	34,025,882
Fidelity Biotechnology Portfolio	19,549,696	1,422	501,356	--	88,481	528,100	19,666,343
Fidelity Brokerage and Investment Management Portfolio	7,804,487	515	181,753	--	6,372	138,386	7,768,007
Fidelity Chemicals Portfolio	7,337,432	469	165,773	--	3,548	(463,659)	6,712,017
Fidelity Commodity Strategy Fund	66,593,972	7,504,692	43,557,726	--	35,200	(403,628)	30,172,510
Fidelity Construction and Housing Portfolio	11,092,599	681	239,701	--	(618)	(723,746)	10,129,215
Fidelity Consumer Discretionary Portfolio	153,712,647	3,610,584	3,754,319	--	122,761	4,130,907	157,822,580
Fidelity Consumer Staples Portfolio	112,465,179	1,207,234	2,550,676	--	(10,522)	(6,465,662)	104,645,553
Fidelity Contrafund	81,685,393	13,884,534	4,283,246	1,378,295	50,394	1,163,806	92,500,881
Fidelity Defense and Aerospace Portfolio	50,734,762	3,390	1,194,470	--	78,985	3,595,710	53,218,377
Fidelity Diversified International Fund	119,653,990	7,576	13,747,393	--	1,252,298	(2,997,589)	104,168,882
Fidelity Emerging Asia Fund	10,085,110	528	4,379,985	--	1,474,677	(1,404,022)	5,776,308
Fidelity Emerging Markets Discovery Fund	18,037,291	920	7,713,965	--	413,078	329,969	11,067,293
Fidelity Emerging Markets Fund	74,534,500	603,504	60,705,573	--	4,571,224	(3,427,830)	15,575,825
Fidelity Energy Portfolio	90,149,858	1,605,855	2,059,498	--	(7,074)	(4,022,295)	85,666,846
Fidelity Equity-Income Fund	94,272,283	8,831,973	2,082,495	2,026,486	(5,302)	(6,304,621)	94,711,838
Fidelity Europe Fund	45,709,460	2,888	5,209,015	--	788,174	(1,674,460)	39,617,047
Fidelity Financial Services Portfolio	179,831,845	3,912,262	4,337,844	--	106,871	(1,047,906)	178,465,228
Fidelity Floating Rate High Income Fund	66,515,556	655,485	1,598,022	650,972	(630)	139,141	65,711,530
Fidelity Global Commodity Stock Fund	68,904,073	3,304,692	1,657,726	--	45,230	(1,321,222)	69,275,047
Fidelity Health Care Portfolio	190,274,554	4,213,425	4,739,615	--	141,097	9,944,894	199,834,355
Fidelity Industrial Equipment Portfolio	36,202,251	4,548,434	213,665	4,546,758	7,106	(7,917,047)	--
Fidelity Industrials Portfolio	69,739,946	2,807,051	2,366,046	--	(27,538)	1,874,185	104,654,677
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	230,269,258	44,052,485	5,510,573	139,392	(96,533)	(1,944,162)	266,770,475
Fidelity Insurance Portfolio	18,878,213	1,286	451,480	--	229	(467,463)	17,960,785
Fidelity International Capital Appreciation Fund	27,646,304	1,739	3,107,411	--	533,937	(490,712)	24,583,857
Fidelity International Discovery Fund	99,518,789	6,260	11,387,840	--	(209,364)	(882,045)	87,045,800
Fidelity International Enhanced Index Fund	92,140,913	5,867	10,649,991	--	(43,897)	(650,313)	80,802,579
Fidelity International Small Cap Fund	53,335,370	3,311	11,156,873	(6)	2,117,882	(1,881,492)	42,418,198
Fidelity International Small Cap Opportunities Fund	49,520,645	3,024	5,456,955	--	1,269,454	601,313	45,937,481
Fidelity International Value Fund	65,028,668	4,128	7,542,580	--	3,547	(919,301)	56,574,462
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53%	153,462,044	199,211,732	57,332,572	505,230	--	--	295,341,204
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 1.47%	273,777,011	82,772,672	100,889,765	956,179	(43)	(25,525)	255,634,350
Fidelity Japan Smaller Companies Fund	61,436,651	10,134	1,021,899	--	23,083	1,204,930	61,652,899
Fidelity Leisure Portfolio	10,502,583	665	233,730	--	3,673	(101,322)	10,171,869
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	120,234,118	15,437,468	2,875,097	830,681	(120,053)	(4,455,312)	128,221,124
Fidelity Low-Priced Stock Fund	95,296,782	4,304,682	2,881,690	--	51,004	(1,083,960)	95,686,818
Fidelity Materials Portfolio	50,059,868	903,375	1,190,433	--	(9,877)	(2,904,946)	46,857,987
Fidelity Medical Equipment and Systems Portfolio	16,529,722	1,150	405,474	--	12,429	882,417	17,020,244
Fidelity Mega Cap Stock Fund	141,648,822	8,307,031	3,821,575	--	40,485	(4,330,341)	141,844,422
Fidelity Multimedia Portfolio	12,580,033	802	281,670	--	5,179	(462,030)	11,842,314
Fidelity New Markets Income Fund	33,617,791	352,922	799,041	350,589	(25,631)	(714,953)	32,431,088
Fidelity Overseas Fund	414,602,655	28,700	126,775,180	--	10,633,843	(14,825,327)	283,664,691
Fidelity Pacific Basin Fund	24,346,923	1,527	2,733,482	--	(14,057)	(8,376)	21,592,535
Fidelity Real Estate Investment Portfolio	55,213,638	2,072,804	1,390,290	68,680	(53,146)	(3,804,390)	52,038,616
Fidelity Stock Selector All Cap Fund	--	172,304,205	1,735,504	--	(4,740)	(2,695,850)	167,868,111
Fidelity Technology Portfolio	421,603,033	5,529,708	10,480,172	--	546,397	23,274,805	440,473,771
Fidelity Telecommunications Portfolio	26,241,468	1,001,787	635,000	--	(40,509)	(1,633,901)	24,933,845
Fidelity Transportation Portfolio	11,140,085	681	239,702	--	1,013	(489,403)	10,412,674
Fidelity U.S. Bond Index Fund Institutional Premium Class	2,245,883,377	217,696,193	268,628,785	15,007,493	(9,936,079)	(40,931,538)	2,144,083,168
Fidelity Utilities Portfolio	43,697,149	1,203,118	1,100,525	--	(75,464)	713,389	44,437,667
Fidelity Value Discovery Fund	47,348,530	2,702,390	1,045,883	--	14,276	(1,519,545)	47,499,768
Total	$6,519,833,353	$814,633,319	$810,181,626	$26,460,749	$13,812,160	$(77,261,028)	$6,460,836,178

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,339,900,735	$3,339,900,735	$--	$--
Fixed-Income Funds	2,637,217,385	2,637,217,385	--	--
Money Market Funds	550,975,554	550,975,554	--	--
Other Short-Term Investments	2,012,408	--	2,012,408	--
Total Investments in Securities:	$6,530,106,082	$6,528,093,674	$2,012,408	$--
Derivative Instruments:
Assets
Futures Contracts	$146,948	$146,948	$--	$--
Total Assets	$146,948	$146,948	$--	$--
Total Derivative Instruments:	$146,948	$146,948	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

March 31, 2018

VF70-QTLY-0518
1.847120.111

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 71.5%
	Shares	Value
Fidelity Air Transportation Portfolio (a)	56,360	$4,562,912
Fidelity Banking Portfolio (a)	311,878	11,096,632
Fidelity Biotechnology Portfolio (a)	29,022	6,563,026
Fidelity Brokerage and Investment Management Portfolio (a)	31,416	2,615,413
Fidelity Chemicals Portfolio (a)	14,141	2,359,904
Fidelity Commodity Strategy Fund (a)	885,591	9,316,421
Fidelity Construction and Housing Portfolio (a)	54,206	3,283,808
Fidelity Consumer Discretionary Portfolio (a)	1,178,315	50,172,636
Fidelity Consumer Staples Portfolio (a)	386,020	33,630,035
Fidelity Contrafund (a)	233,052	28,961,373
Fidelity Defense and Aerospace Portfolio (a)	97,414	17,442,985
Fidelity Diversified International Fund (a)	813,385	31,990,427
Fidelity Emerging Asia Fund (a)	43,203	1,948,445
Fidelity Emerging Markets Discovery Fund (a)	235,921	3,772,381
Fidelity Emerging Markets Fund (a)	273,402	9,014,052
Fidelity Energy Portfolio (a)	646,604	27,590,593
Fidelity Equity-Income Fund (a)	523,618	29,720,575
Fidelity Europe Fund (a)	295,005	12,204,339
Fidelity Financial Services Portfolio (a)	503,760	57,206,965
Fidelity Global Commodity Stock Fund (a)	1,224,271	15,829,830
Fidelity Health Care Portfolio (a)	270,331	63,657,482
Fidelity Industrials Portfolio (a)	917,735	33,249,539
Fidelity Insurance Portfolio (a)	76,735	5,945,452
Fidelity International Capital Appreciation Fund (a)	355,560	7,488,093
Fidelity International Discovery Fund (a)	593,152	26,709,627
Fidelity International Enhanced Index Fund (a)	2,472,450	24,848,124
Fidelity International Small Cap Fund (a)	447,965	13,430,000
Fidelity International Small Cap Opportunities Fund (a)	698,289	14,028,616
Fidelity International Value Fund (a)	1,963,606	17,495,731
Fidelity Japan Smaller Companies Fund (a)	929,113	17,969,050
Fidelity Leisure Portfolio (a)	20,785	3,416,890
Fidelity Low-Priced Stock Fund (a)	555,534	29,965,509
Fidelity Materials Portfolio (a)	174,246	14,911,955
Fidelity Medical Equipment and Systems Portfolio (a)	121,025	5,598,597
Fidelity Mega Cap Stock Fund (a)	2,626,990	44,422,408
Fidelity Multimedia Portfolio (a)	51,138	3,912,044
Fidelity Overseas Fund (a)	2,037,133	101,917,765
Fidelity Pacific Basin Fund (a)	187,003	6,619,923
Fidelity Real Estate Investment Portfolio (a)	417,578	16,218,725
Fidelity Stock Selector All Cap Fund (a)	942,015	41,816,037
Fidelity Technology Portfolio (a)	750,415	141,610,723
Fidelity Telecommunications Portfolio (a)	140,437	7,749,339
Fidelity Transportation Portfolio (a)	34,412	3,428,856
Fidelity Utilities Portfolio (a)	173,936	14,067,929
Fidelity Value Discovery Fund (a)	532,461	14,919,552
iShares S&P 500 Index ETF	73,777	19,578,202
TOTAL EQUITY FUNDS
(Cost $868,794,576)		1,054,258,920

Fixed-Income Funds - 24.6%
Fidelity Floating Rate High Income Fund (a)	1,527,025	14,720,520
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	6,225,402	60,635,412
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,991,011	25,365,484
Fidelity New Markets Income Fund (a)	459,707	7,290,945
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	22,500,731	255,158,289
TOTAL FIXED-INCOME FUNDS
(Cost $361,655,964)		363,170,650

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.72% (b)	1,303,462	1,303,722
Fidelity Institutional Money Market Funds Prime Reserves Portfolio Class I (a)	18,797,110	18,798,990
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53% (a)(c)	36,270,723	36,270,723
TOTAL MONEY MARKET FUNDS
(Cost $56,375,310)		56,373,435
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/21/18 (d)
(Cost $557,880)	560,000	557,895
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,287,383,730)		1,474,360,900
NET OTHER ASSETS (LIABILITIES) - 0.0%		(224,302)
NET ASSETS - 100%		$1,474,136,598

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	116	June 2018	$11,603,480	$40,298	$40,298

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $557,895.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,163
Total	$6,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$4,740,075	$72,069	$61,864	$--	$(262)	$(187,106)	$4,562,912
Fidelity Banking Portfolio	11,006,567	190,699	163,639	--	1,137	61,868	11,096,632
Fidelity Biotechnology Portfolio	6,354,617	114,162	97,787	--	1,359	190,675	6,563,026
Fidelity Brokerage and Investment Management Portfolio	2,563,433	40,062	34,296	--	91	46,123	2,615,413
Fidelity Chemicals Portfolio	2,515,918	38,573	32,967	--	(288)	(161,332)	2,359,904
Fidelity Commodity Strategy Fund	14,661,971	2,060,545	7,322,488	--	(24,956)	(58,651)	9,316,421
Fidelity Construction and Housing Portfolio	3,508,428	54,542	46,859	--	(1,008)	(231,295)	3,283,808
Fidelity Consumer Discretionary Portfolio	48,924,798	845,752	921,017	--	2,295	1,320,808	50,172,636
Fidelity Consumer Staples Portfolio	35,726,421	573,290	590,801	--	(13,950)	(2,064,925)	33,630,035
Fidelity Contrafund	25,982,868	3,800,477	1,200,815	430,627	9,203	369,640	28,961,373
Fidelity Defense and Aerospace Portfolio	16,230,339	268,390	229,870	--	2,482	1,171,644	17,442,985
Fidelity Diversified International Fund	34,964,806	564,877	2,985,398	--	(89,369)	(464,489)	31,990,427
Fidelity Emerging Asia Fund	2,927,113	39,920	1,034,729	--	261,935	(245,794)	1,948,445
Fidelity Emerging Markets Discovery Fund	5,247,601	70,367	1,761,183	--	90,797	124,799	3,772,381
Fidelity Emerging Markets Fund	21,698,337	589,555	13,551,819	--	595,051	(317,072)	9,014,052
Fidelity Energy Portfolio	28,932,517	462,062	496,208	--	(2,282)	(1,305,496)	27,590,593
Fidelity Equity-Income Fund	28,181,266	3,904,235	400,526	634,675	(5,950)	(1,958,450)	29,720,575
Fidelity Europe Fund	13,454,199	215,652	1,185,276	--	95,084	(375,320)	12,204,339
Fidelity Financial Services Portfolio	57,607,418	977,010	1,034,526	--	(6,568)	(336,369)	57,206,965
Fidelity Floating Rate High Income Fund	14,510,876	394,155	214,350	143,755	17	29,822	14,720,520
Fidelity Global Commodity Stock Fund	15,082,990	1,260,545	222,488	--	1,878	(293,095)	15,829,830
Fidelity Health Care Portfolio	60,650,947	1,065,273	1,211,124	--	(6,809)	3,159,195	63,657,482
Fidelity Industrial Equipment Portfolio	11,598,859	1,505,639	64,968	1,460,154	2,792	(1,562,177)	--
Fidelity Industrials Portfolio	22,278,587	535,683	631,193	--	(32,122)	(381,561)	33,249,539
Fidelity Inflation-Protected Bond Index Fund Institutional Class	50,113,381	11,678,107	727,243	29,552	(5,886)	(422,947)	60,635,412
Fidelity Institutional Money Market Funds Prime Reserves Portfolio Class I	8,522,203	18,460,326	8,181,663	43,681	(1)	(1,875)	18,798,990
Fidelity Insurance Portfolio	6,086,712	101,101	86,771	--	(1,419)	(154,171)	5,945,452
Fidelity International Capital Appreciation Fund	8,063,346	128,093	710,043	--	5,208	1,489	7,488,093
Fidelity International Discovery Fund	29,098,951	466,830	2,501,075	--	(50,966)	(304,113)	26,709,627
Fidelity International Enhanced Index Fund	26,910,815	435,297	2,274,026	--	(14,775)	(209,187)	24,848,124
Fidelity International Small Cap Fund	15,637,038	246,170	2,511,512	--	355,052	(296,748)	13,430,000
Fidelity International Small Cap Opportunities Fund	14,448,234	225,667	1,193,850	--	92,200	456,365	14,028,616
Fidelity International Value Fund	19,144,694	308,221	1,664,797	--	(4,766)	(287,621)	17,495,731
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53%	5,017,733	34,755,370	3,502,380	33,230	--	--	36,270,723
Fidelity Japan Smaller Companies Fund	17,538,787	262,718	184,755	--	842	351,458	17,969,050
Fidelity Leisure Portfolio	3,443,734	52,039	44,715	--	(327)	(33,841)	3,416,890
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	26,182,740	616,063	373,622	180,586	(9,739)	(1,049,958)	25,365,484
Fidelity Low-Priced Stock Fund	28,413,564	2,269,560	400,526	--	736	(317,825)	29,965,509
Fidelity Materials Portfolio	15,916,471	267,649	329,087	--	(7,528)	(935,550)	14,911,955
Fidelity Medical Equipment and Systems Portfolio	5,299,173	90,140	77,166	--	152	286,298	5,598,597
Fidelity Mega Cap Stock Fund	42,150,387	4,204,577	601,047	--	(1,416)	(1,330,093)	44,422,408
Fidelity Multimedia Portfolio	4,055,925	64,559	55,433	--	67	(153,074)	3,912,044
Fidelity New Markets Income Fund	7,358,800	202,779	107,189	77,555	(1,280)	(162,165)	7,290,945
Fidelity Overseas Fund	128,232,790	2,164,178	27,000,247	--	4,218,879	(5,697,835)	101,917,765
Fidelity Pacific Basin Fund	7,115,823	113,070	597,183	--	(105)	(11,682)	6,619,923
Fidelity Real Estate Investment Portfolio	17,600,677	332,455	466,093	21,183	(36,076)	(1,212,238)	16,218,725
Fidelity Stock Selector All Cap Fund	--	42,881,240	329,554	--	323	(735,972)	41,816,037
Fidelity Technology Portfolio	134,135,816	2,354,900	2,315,276	--	8,936	7,426,347	141,610,723
Fidelity Telecommunications Portfolio	8,355,094	143,745	222,426	--	(12,373)	(514,701)	7,749,339
Fidelity Transportation Portfolio	3,580,542	54,544	46,858	--	(338)	(159,034)	3,428,856
Fidelity U.S. Bond Index Fund Institutional Premium Class	265,768,692	31,441,346	35,979,131	1,788,996	(1,083,373)	(4,989,245)	255,158,289
Fidelity Utilities Portfolio	13,942,184	248,653	312,772	--	(14,290)	204,154	14,067,929
Fidelity Value Discovery Fund	14,148,254	1,435,017	200,521	--	(542)	(462,656)	14,919,552
	$1,415,633,511	$175,647,948	$128,493,152	$4,843,994	$4,317,752	$(14,184,978)	$1,452,921,081

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,054,258,920	$1,054,258,920	$--	$--
Fixed-Income Funds	363,170,650	363,170,650	--	--
Money Market Funds	56,373,435	56,373,435	--	--
Other Short-Term Investments and Net Other Assets	557,895	--	557,895	--
Total Investments in Securities:	$1,474,360,900	$1,473,803,005	$557,895	$--
Derivative Instruments:
Assets
Futures Contracts	$40,298	$40,298	$--	$--
Total Assets	$40,298	$40,298	$--	$--
Total Derivative Instruments:	$40,298	$40,298	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

March 31, 2018

VF85-QTLY-0518
1.847121.111

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 87.2%
	Shares	Value
Fidelity Air Transportation Portfolio (a)	25,026	$2,026,109
Fidelity Banking Portfolio (a)	141,627	5,039,077
Fidelity Biotechnology Portfolio (a)	12,792	2,892,687
Fidelity Brokerage and Investment Management Portfolio (a)	13,630	1,134,673
Fidelity Chemicals Portfolio (a)	5,946	992,212
Fidelity Commodity Strategy Fund (a)	415,587	4,371,972
Fidelity Construction and Housing Portfolio (a)	24,216	1,467,028
Fidelity Consumer Discretionary Portfolio (a)	539,990	22,992,765
Fidelity Consumer Staples Portfolio (a)	175,487	15,288,444
Fidelity Contrafund (a)	103,863	12,907,088
Fidelity Defense and Aerospace Portfolio (a)	43,625	7,811,484
Fidelity Diversified International Fund (a)	354,496	13,942,339
Fidelity Emerging Asia Fund (a)	20,672	932,326
Fidelity Emerging Markets Discovery Fund (a)	116,972	1,870,390
Fidelity Emerging Markets Fund (a)	161,048	5,309,738
Fidelity Energy Portfolio (a)	294,177	12,552,546
Fidelity Equity-Income Fund (a)	233,140	13,233,006
Fidelity Europe Fund (a)	127,443	5,272,300
Fidelity Financial Services Portfolio (a)	229,161	26,023,518
Fidelity Global Commodity Stock Fund (a)	502,738	6,500,406
Fidelity Health Care Portfolio (a)	123,968	29,192,063
Fidelity Industrials Portfolio (a)	419,405	15,195,028
Fidelity Insurance Portfolio (a)	34,173	2,647,707
Fidelity International Capital Appreciation Fund (a)	154,376	3,251,155
Fidelity International Discovery Fund (a)	256,684	11,558,471
Fidelity International Enhanced Index Fund (a)	1,068,986	10,743,309
Fidelity International Small Cap Fund (a)	197,665	5,925,993
Fidelity International Small Cap Opportunities Fund (a)	305,223	6,131,921
Fidelity International Value Fund (a)	846,257	7,540,150
Fidelity Japan Smaller Companies Fund (a)	395,102	7,641,267
Fidelity Leisure Portfolio (a)	9,086	1,493,648
Fidelity Low-Priced Stock Fund (a)	246,960	13,320,997
Fidelity Materials Portfolio (a)	80,165	6,860,496
Fidelity Medical Equipment and Systems Portfolio (a)	54,303	2,512,062
Fidelity Mega Cap Stock Fund (a)	1,168,924	19,766,497
Fidelity Multimedia Portfolio (a)	22,743	1,739,844
Fidelity Overseas Fund (a)	906,473	45,350,832
Fidelity Pacific Basin Fund (a)	80,288	2,842,196
Fidelity Real Estate Investment Portfolio (a)	194,900	7,569,904
Fidelity Stock Selector All Cap Fund (a)	334,954	14,868,601
Fidelity Technology Portfolio (a)	340,779	64,308,351
Fidelity Telecommunications Portfolio (a)	65,991	3,641,365
Fidelity Transportation Portfolio (a)	15,197	1,514,269
Fidelity Utilities Portfolio (a)	80,000	6,470,413
Fidelity Value Discovery Fund (a)	237,052	6,642,207
iShares S&P 500 Index ETF	27,645	7,336,154
TOTAL EQUITY FUNDS
(Cost $390,573,528)		468,625,008

Fixed-Income Funds - 11.5%
Fidelity Floating Rate High Income Fund (a)	287,245	2,769,045
Fidelity Focused High Income Fund (a)	440	3,731
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	1,139,812	11,101,768
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	684,334	8,718,410
Fidelity U.S. Bond Index Fund Institutional Class (a)	3,483,547	39,503,421
TOTAL FIXED-INCOME FUNDS
(Cost $61,881,267)		62,096,375

Money Market Funds - 1.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53% (a)(b)
(Cost $6,402,647)	6,402,647	6,402,647
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/21/18 (c)
(Cost $318,789)	320,000	318,797
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $459,176,231)		537,442,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		(158,827)
NET ASSETS - 100%		$537,284,000

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	64	June 2018	$6,401,920	$21,446	$21,446

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $318,797.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$2,070,849	$62,155	$23,847	$--	$(389)	$(82,659)	$2,026,109
Fidelity Banking Portfolio	4,912,947	165,246	63,289	--	(559)	24,732	5,039,077
Fidelity Biotechnology Portfolio	2,749,582	99,052	37,408	--	1,868	79,593	2,892,687
Fidelity Brokerage and Investment Management Portfolio	1,092,950	35,854	13,348	--	(142)	19,359	1,134,673
Fidelity Chemicals Portfolio	1,038,722	34,061	12,681	--	(269)	(67,621)	992,212
Fidelity Commodity Strategy Fund	5,177,087	1,703,258	2,471,602	--	(16,988)	(19,783)	4,371,972
Fidelity Construction and Housing Portfolio	1,541,447	46,021	17,841	--	(470)	(102,129)	1,467,028
Fidelity Consumer Discretionary Portfolio	21,631,752	1,060,873	273,733	--	(108)	573,981	22,992,765
Fidelity Consumer Staples Portfolio	15,802,762	601,520	188,308	--	(2,579)	(924,951)	15,288,444
Fidelity Contrafund	11,487,804	1,711,092	452,316	189,594	(619)	161,127	12,907,088
Fidelity Defense and Aerospace Portfolio	7,146,864	235,001	88,375	--	264	517,730	7,811,484
Fidelity Diversified International Fund	14,697,502	467,946	980,565	--	(27,860)	(214,684)	13,942,339
Fidelity Emerging Asia Fund	1,305,968	34,380	414,566	--	120,814	(114,270)	932,326
Fidelity Emerging Markets Discovery Fund	2,339,352	60,092	625,552	--	31,992	64,506	1,870,390
Fidelity Emerging Markets Fund	9,654,078	349,303	4,805,516	--	210,088	(98,215)	5,309,738
Fidelity Energy Portfolio	12,678,515	600,113	152,851	--	(2,025)	(571,206)	12,552,546
Fidelity Equity-Income Fund	12,252,712	2,001,466	152,437	279,847	(1,978)	(866,757)	13,233,006
Fidelity Europe Fund	5,584,434	178,991	369,108	--	19,105	(141,122)	5,272,300
Fidelity Financial Services Portfolio	25,342,798	1,168,192	318,282	--	(2,829)	(166,361)	26,023,518
Fidelity Floating Rate High Income Fund	7,552,468	283,562	5,087,691	69,854	126,895	(106,189)	2,769,045
Fidelity Focused High Income Fund	3,788	39	--	39	--	(96)	3,731
Fidelity Global Commodity Stock Fund	5,378,234	1,303,269	71,614	--	1,720	(111,203)	6,500,406
Fidelity Health Care Portfolio	26,796,811	1,338,158	348,571	--	1,083	1,404,582	29,192,063
Fidelity Industrial Equipment Portfolio	5,092,739	683,420	15,447	646,484	(769)	(337,637)	--
Fidelity Industrials Portfolio	9,805,105	681,842	173,632	--	(5,658)	(534,935)	15,195,028
Fidelity Inflation-Protected Bond Index Fund Institutional Class	2,591,763	8,512,615	37,607	2,111	(199)	35,196	11,101,768
Fidelity Insurance Portfolio	2,663,128	86,958	33,435	--	(258)	(68,686)	2,647,707
Fidelity International Capital Appreciation Fund	3,383,963	106,378	241,016	--	1,811	19	3,251,155
Fidelity International Discovery Fund	12,176,860	387,413	849,348	--	(16,244)	(140,210)	11,558,471
Fidelity International Enhanced Index Fund	11,318,749	361,567	839,550	--	(5,848)	(91,609)	10,743,309
Fidelity International Small Cap Fund	6,577,820	204,836	878,906	--	11,256	10,987	5,925,993
Fidelity International Small Cap Opportunities Fund	6,083,243	187,954	372,444	--	14,406	218,762	6,131,921
Fidelity International Value Fund	8,010,399	255,189	598,535	--	(2,036)	(124,867)	7,540,150
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53%	--	6,402,647	--	2,647	--	--	6,402,647
Fidelity Japan Smaller Companies Fund	7,341,195	217,282	65,376	--	(54)	148,220	7,641,267
Fidelity Leisure Portfolio	1,481,606	44,228	17,173	--	(26)	(14,987)	1,493,648
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	8,820,548	366,109	113,462	61,370	(2,203)	(352,582)	8,718,410
Fidelity Low-Priced Stock Fund	12,393,825	1,221,521	152,339	--	(729)	(141,281)	13,320,997
Fidelity Materials Portfolio	7,040,928	334,546	87,675	--	(1,797)	(425,506)	6,860,496
Fidelity Medical Equipment and Systems Portfolio	2,335,897	79,627	29,822	--	31	126,329	2,512,062
Fidelity Mega Cap Stock Fund	18,458,585	2,130,489	227,841	--	(1,943)	(592,793)	19,766,497
Fidelity Multimedia Portfolio	1,774,584	54,984	21,178	--	73	(68,619)	1,739,844
Fidelity Overseas Fund	54,118,389	1,794,968	9,910,610	--	1,553,275	(2,205,190)	45,350,832
Fidelity Pacific Basin Fund	2,990,711	93,081	235,888	--	(1,480)	(4,228)	2,842,196
Fidelity Real Estate Investment Portfolio	7,727,591	484,658	101,628	9,790	(3,057)	(537,660)	7,569,904
Fidelity Stock Selector All Cap Fund	--	15,250,382	103,999	--	(2,066)	(275,716)	14,868,601
Fidelity Technology Portfolio	59,231,269	2,566,098	772,394	--	9,005	3,274,373	64,308,351
Fidelity Telecommunications Portfolio	3,698,240	230,839	46,592	--	(1,714)	(239,408)	3,641,365
Fidelity Transportation Portfolio	1,555,377	47,064	18,052	--	(427)	(69,693)	1,514,269
Fidelity U.S. Bond Index Fund Institutional Class	37,856,867	2,946,305	485,862	250,368	(4,359)	(809,530)	39,503,421
Fidelity Utilities Portfolio	6,137,965	318,707	81,425	--	(1,128)	96,294	6,470,413
Fidelity Value Discovery Fund	6,214,544	710,760	76,170	--	(509)	(206,418)	6,642,207
Total	$505,121,316	$60,302,111	$33,556,907	$1,512,104	$1,994,367	$(4,073,011)	$529,787,876

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$468,625,008	$468,625,008	$--	$--
Fixed-Income Funds	62,096,375	62,096,375	--	--
Money Market Funds	6,402,647	6,402,647	--	--
Other Short-Term Investments	318,797	--	318,797	--
Total Investments in Securities:	$537,442,827	$537,124,030	$318,797	$--
Derivative Instruments:
Assets
Futures Contracts	$21,446	$21,446	$--	$--
Total Assets	$21,446	$21,446	$--	$--
Total Derivative Instruments:	$21,446	$21,446	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

March 31, 2018

VIPFM-60-QTLY-0518
1.856870.110

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.3%
	Shares	Value
Fidelity Air Transportation Portfolio (a)	197,492	$15,988,973
Fidelity Banking Portfolio (a)	1,068,368	38,012,520
Fidelity Biotechnology Portfolio (a)	101,064	22,854,558
Fidelity Brokerage and Investment Management Portfolio (a)	107,214	8,925,553
Fidelity Chemicals Portfolio (a)	46,477	7,756,135
Fidelity Commodity Strategy Fund (a)	3,058,161	32,171,853
Fidelity Construction and Housing Portfolio (a)	191,205	11,583,180
Fidelity Consumer Discretionary Portfolio (a)	4,284,408	182,430,097
Fidelity Consumer Staples Portfolio (a)	1,385,580	120,711,733
Fidelity Contrafund (a)	834,830	103,744,349
Fidelity Defense and Aerospace Portfolio (a)	342,945	61,407,778
Fidelity Diversified International Fund (a)	2,985,902	117,435,535
Fidelity Emerging Asia Fund (a)	125,378	5,654,568
Fidelity Emerging Markets Discovery Fund (a)	675,346	10,798,790
Fidelity Emerging Markets Fund (a)	795,985	26,243,632
Fidelity Energy Portfolio (a)	2,317,206	98,875,169
Fidelity Equity-Income Fund (a)	1,871,967	106,252,852
Fidelity Europe Fund (a)	1,080,209	44,688,253
Fidelity Financial Services Portfolio (a)	1,820,385	206,722,888
Fidelity Global Commodity Stock Fund (a)	5,064,253	65,480,787
Fidelity Health Care Portfolio (a)	980,041	230,779,989
Fidelity Industrials Portfolio (a)	3,336,201	120,870,556
Fidelity Insurance Portfolio (a)	267,167	20,700,118
Fidelity International Capital Appreciation Fund (a)	1,313,948	27,671,744
Fidelity International Discovery Fund (a)	2,178,547	98,099,966
Fidelity International Enhanced Index Fund (a)	9,088,787	91,342,311
Fidelity International Small Cap Fund (a)	1,633,834	48,982,351
Fidelity International Small Cap Opportunities Fund (a)	2,573,620	51,704,016
Fidelity International Value Fund (a)	7,164,402	63,834,821
Fidelity Japan Smaller Companies Fund (a)	3,508,418	67,852,798
Fidelity Leisure Portfolio (a)	71,274	11,716,689
Fidelity Low-Priced Stock Fund (a)	1,988,993	107,286,281
Fidelity Materials Portfolio (a)	632,272	54,109,867
Fidelity Medical Equipment and Systems Portfolio (a)	421,565	19,501,614
Fidelity Mega Cap Stock Fund (a)	9,401,532	158,979,906
Fidelity Multimedia Portfolio (a)	179,104	13,701,444
Fidelity Overseas Fund (a)	6,657,303	333,064,849
Fidelity Pacific Basin Fund (a)	690,290	24,436,255
Fidelity Real Estate Investment Portfolio (a)	1,555,375	60,410,760
Fidelity Stock Selector All Cap Fund (a)	3,256,697	144,564,795
Fidelity Technology Portfolio (a)	2,693,569	508,303,454
Fidelity Telecommunications Portfolio (a)	523,606	28,892,586
Fidelity Transportation Portfolio (a)	120,403	11,996,942
Fidelity Utilities Portfolio (a)	637,162	51,533,676
Fidelity Value Discovery Fund (a)	1,900,057	53,239,597
iShares S&P 500 Index ETF	240,478	63,815,647
TOTAL EQUITY FUNDS
(Cost $2,851,649,595)		3,755,132,235

Fixed-Income Funds - 34.9%
Fidelity Floating Rate High Income Fund (a)	6,380,223	61,505,351
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	25,812,196	251,410,789
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	8,331,327	106,141,111
Fidelity New Markets Income Fund (a)	1,916,403	30,394,153
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	149,182,267	1,691,726,909
TOTAL FIXED-INCOME FUNDS
(Cost $2,142,344,770)		2,141,178,313

Money Market Funds - 3.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53% (a)(b)	149,156,751	149,156,751
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 1.47% (a)(b)	88,306,750	88,315,581
TOTAL MONEY MARKET FUNDS
(Cost $237,481,149)		237,472,332
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/21/18 (c)
(Cost $2,102,012)	2,110,000	2,102,070
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,233,577,526)		6,135,884,950
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,797,999)
NET ASSETS - 100%		$6,130,086,951

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	442	June 2018	$44,213,260	$153,548	$153,548

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,102,070.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,394
Total	$5,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$17,065,030	$42,120	$458,885	$--	$3,032	$(662,324)	$15,988,973
Fidelity Banking Portfolio	38,833,828	110,422	1,201,992	--	169,856	100,406	38,012,520
Fidelity Biotechnology Portfolio	22,793,392	66,594	726,717	--	124,012	597,277	22,854,558
Fidelity Brokerage and Investment	8,995,032	23,906	260,873	--	8,587	158,901	8,925,553
Fidelity Chemicals Portfolio	8,507,109	22,198	242,238	--	5,448	(536,382)	7,756,135
Fidelity Commodity Strategy Fund	62,581,079	7,768,899	37,825,423	--	(83,658)	(269,044)	32,171,853
Fidelity Construction and Housing Portfolio	12,720,366	31,305	340,124	--	(155)	(828,212)	11,583,180
Fidelity Consumer Discretionary Portfolio	177,742,463	5,080,971	5,319,786	--	161,880	4,764,569	182,430,097
Fidelity Consumer Staples Portfolio	130,079,825	1,729,945	3,626,413	--	(17,692)	(7,453,932)	120,711,733
Fidelity Contrafund	94,504,663	13,519,690	5,743,329	1,558,124	67,470	1,395,855	103,744,349
Fidelity Defense and Aerospace Portfolio	58,700,862	155,387	1,695,672	--	98,773	4,148,428	61,407,778
Fidelity Diversified International Fund	133,146,732	339,818	14,081,199	--	(400,549)	(1,569,267)	117,435,535
Fidelity Emerging Asia Fund	9,493,333	21,063	3,923,835	--	1,402,836	(1,338,829)	5,654,568
Fidelity Emerging Markets Discovery Fund	16,855,779	36,435	6,787,052	--	361,021	332,607	10,798,790
Fidelity Emerging Markets Fund	70,162,222	753,137	45,727,458	--	2,152,790	(1,097,059)	26,243,632
Fidelity Energy Portfolio	104,068,551	2,366,633	2,923,706	--	38,761	(4,675,070)	98,875,169
Fidelity Equity-Income Fund	107,052,709	9,248,230	2,947,575	2,282,419	(2,945)	(7,097,567)	106,252,852
Fidelity Europe Fund	50,969,904	130,349	5,411,908	--	452,437	(1,452,529)	44,688,253
Fidelity Financial Services Portfolio	208,293,961	5,658,312	6,158,119	--	144,534	(1,215,800)	206,722,888
Fidelity Floating Rate High Income Fund	62,457,906	780,646	1,863,384	609,928	(1,036)	131,219	61,505,351
Fidelity Global Commodity Stock Fund	64,730,477	3,875,176	1,931,701	--	50,763	(1,243,928)	65,480,787
Fidelity Health Care Portfolio	219,824,598	6,010,798	6,724,094	--	224,689	11,443,998	230,779,989
Fidelity Industrial Equipment Portfolio	41,888,749	5,296,521	373,830	5,250,930	11,856	(16,038,159)	--
Fidelity Industrials Portfolio	80,646,819	3,687,994	3,284,716	--	(48,480)	9,083,802	120,870,556
Fidelity Inflation-Protected Bond Index	216,326,281	43,419,867	6,428,648	130,774	(114,964)	(1,791,747)	251,410,789
Fidelity Insurance Portfolio	21,811,401	58,058	631,305	--	260	(538,296)	20,700,118
Fidelity International Capital Appreciation	30,788,374	77,412	3,238,748	--	418,940	(374,234)	27,671,744
Fidelity International Discovery Fund	110,711,503	281,758	11,652,138	--	(249,177)	(991,980)	98,099,966
Fidelity International Enhanced Index Fund	102,707,287	262,975	10,849,410	--	(33,868)	(744,673)	91,342,311
Fidelity International Small Cap Fund	59,491,088	148,563	10,909,921	--	1,937,402	(1,684,781)	48,982,351
Fidelity International Small Cap	55,147,039	135,472	5,667,810	(6)	1,322,926	766,389	51,704,016
Fidelity International Value Fund	72,391,124	185,561	7,710,661	--	9,795	(1,040,998)	63,834,821
Fidelity Investments Money Market	43,179,157	143,083,464	37,105,870	164,680	--	--	149,156,751
Fidelity Investments Money Market Prime	77,188,157	75,187,264	64,051,011	273,458	(12)	(8,817)	88,315,581
Fidelity Japan Smaller Companies Fund	67,756,712	157,725	1,415,948	--	29,370	1,324,939	67,852,798
Fidelity Leisure Portfolio	12,137,474	31,306	340,124	--	4,903	(116,870)	11,716,689
Fidelity Long-Term Treasury Bond Index Fund	112,926,633	1,066,145	3,249,702	767,377	(142,170)	(4,459,795)	106,141,111
Fidelity Low-Priced Stock Fund	108,316,039	4,066,857	3,948,620	--	69,627	(1,217,622)	107,286,281
Fidelity Materials Portfolio	57,905,087	1,253,678	1,689,818	--	(8,665)	(3,350,415)	54,109,867
Fidelity Medical Equipment and Systems	18,997,921	52,935	577,647	--	16,308	1,012,097	19,501,614
Fidelity Mega Cap Stock Fund	161,014,872	8,200,855	5,428,768	--	57,316	(4,864,369)	158,979,906
Fidelity Multimedia Portfolio	14,598,427	37,566	407,699	--	7,504	(534,354)	13,701,444
Fidelity New Markets Income Fund	31,606,024	414,355	931,750	328,896	(14,810)	(679,666)	30,394,153
Fidelity Overseas Fund	467,435,604	1,305,195	130,831,873	--	24,504,306	(29,348,383)	333,064,849
Fidelity Pacific Basin Fund	27,229,545	67,736	2,833,905	--	535,026	(562,147)	24,436,255
Fidelity Real Estate Investment Portfolio	63,760,160	3,058,544	1,966,860	79,816	(91,057)	(4,350,027)	60,410,760
Fidelity Stock Selector All Cap Fund	--	149,191,342	2,418,162	--	(453)	(2,207,932)	144,564,795
Fidelity Technology Portfolio	487,638,801	7,951,479	14,863,775	--	717,754	26,859,195	508,303,454
Fidelity Telecommunications Portfolio	30,354,838	1,381,958	907,540	--	(49,933)	(1,886,737)	28,892,586
Fidelity Transportation Portfolio	12,874,248	31,875	347,083	--	2,320	(564,418)	11,996,942
Fidelity U.S. Bond Index Fund Institutional	1,766,660,900	153,025,294	188,335,446	11,657,750	(5,255,130)	(34,368,709)	1,691,726,909
Fidelity Utilities Portfolio	50,613,596	1,742,383	1,566,429	--	(105,379)	849,505	51,533,676
Fidelity Value Discovery Fund	54,185,632	2,333,998	1,580,148	--	17,912	(1,717,797)	53,239,597
	$6,137,869,313	$664,968,169	$681,466,848	$23,104,146	$28,510,281	$(79,913,682)	$6,069,967,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,755,132,235	$3,755,132,235	$--	$--
Fixed-Income Funds	2,141,178,313	2,141,178,313	--	--
Money Market Funds	237,472,332	237,472,332	--	--
Other Short-Term Investments	2,102,070	--	2,102,070	--
Total Investments in Securities:	$6,135,884,950	$6,133,782,880	$2,102,070	$--
Derivative Instruments:
Assets
Futures Contracts	$153,548	$153,548	$--	$--
Total Assets	$153,548	$153,548	$--	$--
Total Derivative Instruments:	$153,548	$153,548	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

March 31, 2018

VF-2035-QTLY-0518
1.903282.108

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 58.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	174,798	$6,060,247
VIP Equity-Income Portfolio Initial Class (a)	292,035	6,354,674
VIP Growth & Income Portfolio Initial Class (a)	350,262	7,239,914
VIP Growth Portfolio Initial Class (a)	93,632	6,140,384
VIP Mid Cap Portfolio Initial Class (a)	49,807	1,776,632
VIP Value Portfolio Initial Class (a)	307,456	4,673,330
VIP Value Strategies Portfolio Initial Class (a)	172,100	2,264,835
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,367,871)		34,510,016

International Equity Funds - 30.0%
VIP Emerging Markets Portfolio Initial Class (a)	452,641	5,567,490
VIP Overseas Portfolio Initial Class (a)	540,926	12,192,468
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,573,034)		17,759,958

Bond Funds - 9.0%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	106,292	1,354,157
VIP High Income Portfolio Initial Class (a)	230,217	1,231,662
VIP Investment Grade Bond Portfolio Initial Class (a)	218,152	2,724,713
TOTAL BOND FUNDS
(Cost $5,421,133)		5,310,532

Short-Term Funds - 2.7%
Fidelity Cash Central Fund, 1.72% (b)	4	4
VIP Government Money Market Portfolio Initial Class 1.44% (a)(c)	1,600,891	1,600,891
TOTAL SHORT-TERM FUNDS
(Cost $1,600,895)		1,600,895
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $54,962,933)		59,181,401
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,567)
NET ASSETS - 100%		$59,171,834

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$1,177,241	$268,645	$44,109	$8,975	$(840)	$(46,780)	$1,354,157
VIP Contrafund Portfolio Initial Class	5,802,256	1,146,882	387,234	519,180	(8,592)	(493,065)	6,060,247
VIP Emerging Markets Portfolio Initial Class	5,212,454	661,250	331,078	3,003	1,401	23,463	5,567,490
VIP Equity-Income Portfolio Initial Class	6,117,469	1,089,314	272,087	289,337	1,589	(581,611)	6,354,674
VIP Government Money Market Portfolio Initial Class 1.44%	1,444,288	241,854	85,251	4,577	--	--	1,600,891
VIP Growth & Income Portfolio Initial Class	7,016,521	1,251,323	369,508	398,453	(6,432)	(651,990)	7,239,914
VIP Growth Portfolio Initial Class	5,909,386	1,502,865	625,110	860,548	(18,187)	(628,570)	6,140,384
VIP High Income Portfolio Initial Class	1,112,102	186,259	43,900	10,825	(498)	(22,301)	1,231,662
VIP Investment Grade Bond Portfolio Initial Class	2,265,710	607,208	88,235	26,435	(768)	(59,202)	2,724,713
VIP Mid Cap Portfolio Initial Class	1,700,145	330,170	111,277	147,322	(2,013)	(140,393)	1,776,632
VIP Overseas Portfolio Initial Class	11,820,636	1,268,552	715,362	4,198	(3,903)	(177,455)	12,192,468
VIP Value Portfolio Initial Class	4,494,560	702,725	187,158	166,622	(1,128)	(335,669)	4,673,330
VIP Value Strategies Portfolio Initial Class	2,195,286	331,540	79,221	72,730	(742)	(182,028)	2,264,835
Total	$56,268,054	$9,588,587	$3,339,530	$2,512,205	$(40,113)	$(3,295,601)	$59,181,397

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

March 31, 2018

VF-2040-QTLY-0518
1.903284.108

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	243,823	$8,453,355
VIP Equity-Income Portfolio Initial Class (a)	407,378	8,864,539
VIP Growth & Income Portfolio Initial Class (a)	489,113	10,109,970
VIP Growth Portfolio Initial Class (a)	130,621	8,566,139
VIP Mid Cap Portfolio Initial Class (a)	69,469	2,477,968
VIP Value Portfolio Initial Class (a)	427,612	6,499,696
VIP Value Strategies Portfolio Initial Class (a)	239,723	3,154,757
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,836,732)		48,126,424

International Equity Funds - 30.8%
VIP Emerging Markets Portfolio Initial Class (a)	626,100	7,701,029
VIP Overseas Portfolio Initial Class (a)	754,461	17,005,553
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,855,355)		24,706,582

Bond Funds - 6.5%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	141,365	1,800,994
VIP High Income Portfolio Initial Class (a)	308,776	1,651,949
VIP Investment Grade Bond Portfolio Initial Class (a)	140,514	1,755,023
TOTAL BOND FUNDS
(Cost $5,329,493)		5,207,966

Short-Term Funds - 2.7%
VIP Government Money Market Portfolio Initial Class 1.44% (a)(b)
(Cost $2,152,401)	2,152,401	2,152,401
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $72,173,981)		80,193,373
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,542)
NET ASSETS - 100%		$80,186,831

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$1,649,863	$346,735	$128,788	$12,179	$(3,627)	$(63,189)	$1,800,994
VIP Contrafund Portfolio Initial Class	8,268,140	1,487,597	613,554	723,212	(5,118)	(683,710)	8,453,355
VIP Emerging Markets Portfolio Initial Class	7,375,970	859,098	577,923	4,145	11,562	32,322	7,701,029
VIP Equity-Income Portfolio Initial Class	8,717,213	1,455,490	509,873	403,045	(6,746)	(791,545)	8,864,539
VIP Government Money Market Portfolio Initial Class 1.44%	2,012,872	315,479	175,950	6,210	--	--	2,152,401
VIP Growth & Income Portfolio Initial Class	9,998,142	1,667,322	650,366	555,045	(11,232)	(893,896)	10,109,970
VIP Growth Portfolio Initial Class	8,420,941	1,980,448	946,173	1,198,740	(11,429)	(877,648)	8,566,139
VIP High Income Portfolio Initial Class	1,549,948	242,559	109,969	14,688	(1,503)	(29,086)	1,651,949
VIP Investment Grade Bond Portfolio Initial Class	1,685,150	244,048	132,583	17,416	(1,712)	(39,880)	1,755,023
VIP Mid Cap Portfolio Initial Class	2,422,433	427,534	176,503	205,220	(328)	(195,168)	2,477,968
VIP Overseas Portfolio Initial Class	16,805,546	1,556,167	1,117,155	5,835	2,314	(241,319)	17,005,553
VIP Value Portfolio Initial Class	6,405,011	930,873	374,273	232,106	(4,712)	(457,203)	6,499,696
VIP Value Strategies Portfolio Initial Class	3,128,405	460,862	182,785	101,310	(4,307)	(247,418)	3,154,757
Total	$78,439,634	$11,974,212	$5,695,895	$3,479,151	$(36,838)	$(4,487,740)	$80,193,373

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

March 31, 2018

VF-2045-QTLY-0518
1.903286.108

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	103,125	$3,575,335
VIP Equity-Income Portfolio Initial Class (a)	172,303	3,749,314
VIP Growth & Income Portfolio Initial Class (a)	206,871	4,276,014
VIP Growth Portfolio Initial Class (a)	55,241	3,622,726
VIP Mid Cap Portfolio Initial Class (a)	29,384	1,048,114
VIP Value Portfolio Initial Class (a)	180,856	2,749,018
VIP Value Strategies Portfolio Initial Class (a)	101,400	1,334,430
TOTAL DOMESTIC EQUITY FUNDS
(Cost $20,030,387)		20,354,951

International Equity Funds - 30.8%
VIP Emerging Markets Portfolio Initial Class (a)	264,842	3,257,561
VIP Overseas Portfolio Initial Class (a)	319,131	7,193,206
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,852,077)		10,450,767

Bond Funds - 6.5%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	59,818	762,086
VIP High Income Portfolio Initial Class (a)	130,648	698,965
VIP Investment Grade Bond Portfolio Initial Class (a)	59,454	742,586
TOTAL BOND FUNDS
(Cost $2,251,356)		2,203,637

Short-Term Funds - 2.7%
VIP Government Money Market Portfolio Initial Class 1.44% (a)(b)
(Cost $910,710)	910,710	910,710
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $32,044,530)		33,920,065
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,300)
NET ASSETS - 100%		$33,913,765

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$627,220	$185,509	$24,867	$5,028	$(1,171)	$(24,605)	$762,086
VIP Contrafund Portfolio Initial Class	3,248,457	727,081	92,896	307,570	(6,489)	(300,818)	3,575,335
VIP Emerging Markets Portfolio Initial Class	2,898,390	440,564	86,153	1,762	(921)	5,681	3,257,561
VIP Equity-Income Portfolio Initial Class	3,424,784	728,717	53,109	171,420	(2,555)	(348,523)	3,749,314
VIP Government Money Market Portfolio Initial Class 1.44%	790,864	158,452	38,606	2,589	--	--	910,710
VIP Growth & Income Portfolio Initial Class	3,928,070	811,642	63,828	236,056	(4,167)	(395,703)	4,276,014
VIP Growth Portfolio Initial Class	3,308,459	938,762	227,443	509,744	(23,319)	(373,733)	3,622,726
VIP High Income Portfolio Initial Class	608,966	122,239	18,943	6,247	(530)	(12,767)	698,965
VIP Investment Grade Bond Portfolio Initial Class	682,629	104,260	26,984	7,386	(583)	(16,736)	742,586
VIP Mid Cap Portfolio Initial Class	951,854	209,286	25,860	87,275	(1,790)	(85,376)	1,048,114
VIP Overseas Portfolio Initial Class	6,602,357	845,836	129,733	2,481	(2,934)	(122,320)	7,193,206
VIP Value Portfolio Initial Class	2,516,540	475,749	38,985	98,725	(1,715)	(202,571)	2,749,018
VIP Value Strategies Portfolio Initial Class	1,229,177	233,954	19,039	43,088	(706)	(108,956)	1,334,430
Total	$30,817,767	$5,982,051	$846,446	$1,479,371	$(46,880)	$(1,986,427)	$33,920,065

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

March 31, 2018

VF-2050-QTLY-0518
1.903288.108

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	71,447	$2,477,054
VIP Equity-Income Portfolio Initial Class (a)	119,405	2,598,249
VIP Growth & Income Portfolio Initial Class (a)	143,356	2,963,168
VIP Growth Portfolio Initial Class (a)	38,273	2,509,965
VIP Mid Cap Portfolio Initial Class (a)	20,356	726,105
VIP Value Portfolio Initial Class (a)	125,347	1,905,268
VIP Value Strategies Portfolio Initial Class (a)	70,286	924,966
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,290,311)		14,104,775

International Equity Funds - 30.8%
VIP Emerging Markets Portfolio Initial Class (a)	183,420	2,256,068
VIP Overseas Portfolio Initial Class (a)	221,148	4,984,684
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,890,875)		7,240,752

Bond Funds - 6.5%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	41,434	527,873
VIP High Income Portfolio Initial Class (a)	90,490	484,122
VIP Investment Grade Bond Portfolio Initial Class (a)	41,183	514,377
TOTAL BOND FUNDS
(Cost $1,556,499)		1,526,372

Short-Term Funds - 2.7%
VIP Government Money Market Portfolio Initial Class 1.44% (a)(b)
(Cost $630,771)	630,771	630,771
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,368,456)		23,502,670
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,554)
NET ASSETS - 100%		$23,501,116

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Premium Class	$446,878	$122,336	$22,817	$3,484	$(821)	$(17,703)	$527,873
VIP Contrafund Portfolio Initial Class	2,199,150	599,181	121,814	203,298	(1,937)	(197,526)	2,477,054
VIP Emerging Markets Portfolio Initial Class	1,961,713	400,038	112,800	1,165	233	6,884	2,256,068
VIP Equity-Income Portfolio Initial Class	2,318,618	594,477	84,375	113,294	(1,454)	(229,017)	2,598,249
VIP Government Money Market Portfolio Initial Class 1.44%	535,216	128,587	33,032	1,768	--	--	630,771
VIP Growth & Income Portfolio Initial Class	2,659,604	684,373	118,589	156,019	(3,048)	(259,172)	2,963,168
VIP Growth Portfolio Initial Class	2,239,463	741,843	215,118	336,989	(7,167)	(249,056)	2,509,965
VIP High Income Portfolio Initial Class	412,135	99,087	18,258	4,130	(155)	(8,687)	484,122
VIP Investment Grade Bond Portfolio Initial Class	439,955	109,811	23,903	4,912	(371)	(11,115)	514,377
VIP Mid Cap Portfolio Initial Class	644,349	172,827	34,412	57,688	(552)	(56,107)	726,105
VIP Overseas Portfolio Initial Class	4,469,313	797,838	207,775	1,640	(1,593)	(73,099)	4,984,684
VIP Value Portfolio Initial Class	1,703,449	392,545	56,868	65,242	(614)	(133,244)	1,905,268
VIP Value Strategies Portfolio Initial Class	831,927	191,521	25,921	28,479	(461)	(72,100)	924,966
Total	$20,861,770	$5,034,464	$1,075,682	$978,108	$(17,940)	$(1,299,942)	$23,502,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

March 31, 2018

VIPTV-QTLY-0518
1.955029.105

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.9%
	Shares	Value
Domestic Equity Funds - 41.2%
Consumer Discretionary Select Sector SPDR ETF	20,027	$2,028,535
Consumer Staples Select Sector SPDR ETF	19,622	1,032,706
Energy Select Sector SPDR ETF	7,719	520,338
Fidelity Commodity Strategy Fund (a)	282,070	2,967,378
Fidelity Consumer Discretionary Portfolio (a)	184,010	7,835,136
Fidelity Consumer Staples Portfolio (a)	57,130	4,977,176
Fidelity Contrafund (a)	39,298	4,883,577
Fidelity Energy Portfolio (a)	106,680	4,552,027
Fidelity Equity-Income Fund (a)	83,287	4,727,357
Fidelity Financial Services Portfolio (a)	107,177	12,171,003
Fidelity Global Commodity Stock Fund (a)	229,324	2,965,158
Fidelity Health Care Portfolio (a)	49,716	11,707,039
Fidelity Industrials Portfolio (a)	222,656	8,066,841
Fidelity Low-Priced Stock Fund (a)	90,153	4,862,873
Fidelity Materials Portfolio (a)	27,811	2,380,107
Fidelity Mega Cap Stock Fund (a)	423,400	7,159,695
Fidelity Mid Cap Value Fund (a)	11	278
Fidelity Real Estate Investment Portfolio (a)	78,625	3,053,794
Fidelity Technology Portfolio (a)	107,771	20,337,522
Fidelity Telecommunications Portfolio (a)	26,702	1,473,442
Fidelity Utilities Portfolio (a)	30,780	2,489,482
Fidelity Value Discovery Fund (a)	85,885	2,406,505
Financial Select Sector SPDR ETF	77,426	2,134,635
Health Care Select Sector SPDR ETF	11,078	901,749
Industrial Select Sector SPDR ETF	21,722	1,613,727
Materials Select Sector SPDR ETF	8,568	487,862
Real Estate Select Sector SPDR ETF	18,129	563,449
SPDR S&P Telecom ETF	3,791	261,124
Technology Select Sector SPDR ETF	52,305	3,421,793
Utilities Select Sector SPDR ETF	8,464	427,686

TOTAL DOMESTIC EQUITY FUNDS		122,409,994

International Equity Funds - 14.7%
Fidelity Diversified International Fund (a)	103,795	4,082,239
Fidelity International Capital Appreciation Fund (a)	44,879	945,159
Fidelity International Discovery Fund (a)	75,036	3,378,873
Fidelity International Enhanced Index Fund (a)	317,199	3,187,848
Fidelity International Small Cap Fund (a)	60,314	1,808,215
Fidelity International Small Cap Opportunities Fund (a)	84,538	1,698,371
Fidelity International Value Fund (a)	248,483	2,213,985
Fidelity Japan Smaller Companies Fund (a)	101,872	1,970,210
Fidelity Overseas Fund (a)	315,334	15,776,144
Fidelity Pacific Basin Fund (a)	23,498	831,827
iShares MSCI EAFE Index ETF	113,005	7,874,188

TOTAL INTERNATIONAL EQUITY FUNDS		43,767,059

TOTAL EQUITY FUNDS
(Cost $151,895,448)		166,177,053

Fixed-Income Funds - 39.3%
Fixed-Income Funds - 39.3%
Fidelity Conservative Income Bond Fund (a)	892,107	8,947,832
Fidelity Floating Rate High Income Fund (a)	302,141	2,912,644
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	1,039,783	10,127,482
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	706,838	9,005,113
Fidelity New Markets Income Fund (a)	92,241	1,462,942
Fidelity Total Bond Fund (a)	4,862,293	50,810,962
Fidelity U.S. Bond Index Fund Institutional Class (a)	1,491,419	16,912,694
iShares Barclays Aggregate Bond ETF	157,191	16,858,735
TOTAL FIXED-INCOME FUNDS
Cost ($118,494,013)		117,038,404

Cash Equivalents - 3.3%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $9,723,276)	9,721,413	9,723,358
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $280,112,737)		292,938,815
NET OTHER ASSETS (LIABILITIES) - 1.5%		4,344,322
NET ASSETS - 100%		$297,283,137

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,998
Total	$18,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$2,961,457	$42,958	$25,949	$--	$72	$(11,160)	$2,967,378
Fidelity Conservative Income Bond Fund	1,281,303	7,736,270	60,857	22,131	(13)	(8,871)	8,947,832
Fidelity Consumer Discretionary Portfolio	8,574,573	139,981	1,123,890	--	54,197	190,275	7,835,136
Fidelity Consumer Staples Portfolio	5,274,662	86,386	76,713	--	(2,948)	(304,211)	4,977,176
Fidelity Contrafund	4,901,862	142,555	233,506	74,869	(5,010)	77,676	4,883,577
Fidelity Diversified International Fund	3,942,059	244,923	35,411	--	(321)	(69,011)	4,082,239
Fidelity Emerging Markets Fund	10,041,660	86,502	10,125,655	--	492,314	(494,821)	--
Fidelity Energy Portfolio	4,948,991	72,393	237,714	--	(9,137)	(222,506)	4,552,027
Fidelity Equity-Income Fund	5,056,201	170,899	171,992	104,838	(3,313)	(324,438)	4,727,357
Fidelity Europe Fund	1,532,815	44,328	1,560,023	--	137,082	(154,202)	--
Fidelity Financial Services Portfolio	12,810,727	205,811	776,452	--	2,751	(71,834)	12,171,003
Fidelity Floating Rate High Income Fund	2,910,934	68,524	72,819	28,696	(20)	6,025	2,912,644
Fidelity Global Commodity Stock Fund	3,128,217	39,828	142,819	--	1,700	(61,768)	2,965,158
Fidelity Health Care Portfolio	11,408,189	186,549	477,160	--	706	588,755	11,707,039
Fidelity High Income Fund	5,800,259	66,874	5,801,677	36,117	(106,875)	41,419	--
Fidelity Industrials Portfolio	8,559,787	137,690	500,613	--	(1,120)	(128,903)	8,066,841
Fidelity Inflation-Protected Bond Index Fund Institutional Class	10,063,487	254,539	89,526	5,831	(788)	(100,230)	10,127,482
Fidelity International Capital Appreciation Fund	907,700	45,110	7,998	--	(1)	348	945,159
Fidelity International Discovery Fund	3,279,937	174,292	29,379	--	(292)	(45,685)	3,378,873
Fidelity International Enhanced Index Fund	2,949,764	278,317	15,901	--	(16)	(24,316)	3,187,848
Fidelity International Small Cap Fund	1,773,116	45,528	15,412	--	8	4,975	1,808,215
Fidelity International Small Cap Opportunities Fund	1,673,261	21,554	59,797	--	929	62,424	1,698,371
Fidelity International Value Fund	2,136,870	125,274	11,288	--	(269)	(36,602)	2,213,985
Fidelity Japan Smaller Companies Fund	1,906,594	37,873	13,133	--	(25)	38,901	1,970,210
Fidelity Long-Term Treasury Bond Index Fund Premium Class	5,366,736	4,115,701	291,475	37,649	(17,560)	(168,289)	9,005,113
Fidelity Low-Priced Stock Fund	5,073,415	66,062	221,992	--	389	(55,001)	4,862,873
Fidelity Materials Portfolio	2,494,334	51,299	15,709	--	(347)	(149,470)	2,380,107
Fidelity Mega Cap Stock Fund	7,562,015	101,229	280,116	--	(2,654)	(220,779)	7,159,695
Fidelity Mid Cap Value Fund	289	13	--	13	--	(24)	278
Fidelity New Markets Income Fund	1,466,582	42,015	12,976	15,533	(161)	(32,518)	1,462,942
Fidelity Overseas Fund	15,397,464	766,558	185,001	--	977	(203,854)	15,776,144
Fidelity Pacific Basin Fund	804,359	33,237	4,082	--	(32)	(1,655)	831,827
Fidelity Real Estate Investment Portfolio	3,039,348	243,149	17,398	3,997	(616)	(210,689)	3,053,794
Fidelity Technology Portfolio	20,218,973	333,603	1,317,687	--	5,641	1,096,992	20,337,522
Fidelity Telecommunications Portfolio	1,546,446	42,354	16,602	--	(965)	(97,791)	1,473,442
Fidelity Total Bond Fund	48,308,494	4,127,195	739,299	315,555	(11,847)	(873,581)	50,810,962
Fidelity U.S. Bond Index Fund Institutional Class	16,348,663	1,063,834	147,629	108,051	(1,670)	(350,504)	16,912,694
Fidelity Utilities Portfolio	2,306,243	168,528	25,599	--	(381)	40,691	2,489,482
Fidelity Value Discovery Fund	2,497,953	32,927	45,940	--	(462)	(77,973)	2,406,505
	$250,255,739	$21,642,662	$24,987,189	$753,280	$529,923	$(2,352,205)	$245,088,930

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018